UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-21335

Exact name of registrant as specified in charter: Optimum Fund Trust

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: September 30, 2006

Item 1.  Reports to Stockholders


Semiannual Report SEPTEMBER 30, 2006
________________________________________________________________________________

                  OPTIMUM FIXED INCOME FUND

                  OPTIMUM INTERNATIONAL FUND

                  OPTIMUM LARGE CAP GROWTH FUND

                  OPTIMUM LARGE CAP VALUE FUND

                  OPTIMUM SMALL CAP GROWTH FUND

                  OPTIMUM SMALL CAP VALUE FUND

Table
     OF CONTENTS

________________________________________________________________________________

DISCLOSURE OF FUND EXPENSES                                                    1
________________________________________________________________________________

SECTOR/COUNTRY ALLOCATIONS,
CREDIT RATING BREAKDOWN AND TOP 10 HOLDINGS                                    3
________________________________________________________________________________

FINANCIAL STATEMENTS:

     Statements of Net Assets                                                  8

     Statements of Assets and Liabilities                                     46

     Statements of Operations                                                 47

     Statements of Changes in Net Assets                                      49

     Financial Highlights                                                     52

     Notes to Financial Statements                                            76
________________________________________________________________________________

OTHER FUND INFORMATION                                                        85
________________________________________________________________________________










    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2006 Delaware Distributors, L.P.

Disclosure                    For the Period April 1, 2006 to September 30, 2006
     OF FUND EXPENSES


As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or services (12b-1) fees; and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return", provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Optimum Fixed Income Fund
Expense Analysis of an Investment of $1,000

                                                                      Expenses
                            Beginning     Ending                     Paid During
                             Account      Account     Annualized       Period
                              Value        Value       Expense        4/1/06 to
                             4/1/06       9/30/06       Ratio          9/30/06
________________________________________________________________________________

Actual Fund Return

Class A                     $1,000.00    $1,035.70      1.25%           $6.38
Class B                      1,000.00     1,032.40      1.90%            9.68
Class C                      1,000.00     1,032.40      1.90%            9.68
Institutional Class          1,000.00     1,037.60      0.90%            4.60
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                     $1,000.00    $1,018.80      1.25%           $6.33
Class B                      1,000.00     1,015.54      1.90%            9.60
Class C                      1,000.00     1,015.54      1.90%            9.60
Institutional Class          1,000.00     1,020.56      0.90%            4.56
________________________________________________________________________________


Optimum International Fund
Expense Analysis of an Investment of $1,000

                                                                      Expenses
                            Beginning     Ending                     Paid During
                             Account      Account     Annualized       Period
                              Value        Value       Expense        4/1/06 to
                             4/1/06       9/30/06       Ratio          9/30/06
________________________________________________________________________________

Actual Fund Return

Class A                     $1,000.00    $1,066.40      1.99%          $10.31
Class B                      1,000.00     1,062.50      2.64%           13.65
Class C                      1,000.00     1,063.30      2.64%           13.66
Institutional Class          1,000.00     1,068.40      1.64%            8.50
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                     $1,000.00    $1,014.99      1.99%          $10.05
Class B                      1,000.00     1,011.73      2.64%           13.31
Class C                      1,000.00     1,011.73      2.64%           13.31
Institutional Class          1,000.00     1,016.75      1.64%            8.29
________________________________________________________________________________

Disclosure                    For the Period April 1, 2006 to September 30, 2006
     OF FUND EXPENSES (CONTINUED)


Optimum Large Cap Growth Fund
Expense Analysis of an Investment of $1,000

                                                                      Expenses
                            Beginning     Ending                     Paid During
                             Account      Account     Annualized       Period
                              Value        Value       Expense        4/1/06 to
                             4/1/06       9/30/06       Ratio          9/30/06
________________________________________________________________________________

Actual Fund Return

Class A                     $1,000.00    $  987.80      1.69%          $ 8.42
Class B                      1,000.00       984.90      2.34%           11.64
Class C                      1,000.00       984.90      2.34%           11.64
Institutional Class          1,000.00       989.70      1.34%            6.68
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                     $1,000.00    $1,016.60      1.69%          $ 8.54
Class B                      1,000.00     1,013.34      2.34%           11.81
Class C                      1,000.00     1,013.34      2.34%           11.81
Institutional Class          1,000.00     1,018.35      1.34%            6.78
________________________________________________________________________________


Optimum Large Cap Value Fund
Expense Analysis of an Investment of $1,000

                                                                      Expenses
                            Beginning     Ending                     Paid During
                             Account      Account     Annualized       Period
                              Value        Value       Expense        4/1/06 to
                             4/1/06       9/30/06       Ratio          9/30/06
________________________________________________________________________________

Actual Fund Return

Class A                     $1,000.00    $1,064.60      1.55%          $ 8.02
Class B                      1,000.00     1,061.60      2.20%           11.37
Class C                      1,000.00     1,060.70      2.20%           11.36
Institutional Class          1,000.00     1,066.40      1.20%            6.22
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                     $1,000.00    $1,017.30      1.55%          $ 7.84
Class B                      1,000.00     1,014.04      2.20%           11.11
Class C                      1,000.00     1,014.04      2.20%           11.11
Institutional Class          1,000.00     1,019.05      1.20%            6.07
________________________________________________________________________________


Optimum Small Cap Growth Fund
Expense Analysis of an Investment of $1,000

                                                                      Expenses
                            Beginning     Ending                     Paid During
                             Account      Account     Annualized       Period
                              Value        Value       Expense        4/1/06 to
                             4/1/06       9/30/06       Ratio          9/30/06
________________________________________________________________________________

Actual Fund Return

Class A                     $1,000.00    $  915.10      1.95%          $ 9.36
Class B                      1,000.00       911.60      2.60%           12.46
Class C                      1,000.00       911.60      2.60%           12.46
Institutional Class          1,000.00       916.60      1.60%            7.69
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                     $1,000.00    $1,015.29      1.95%          $ 9.85
Class B                      1,000.00     1,012.03      2.60%           13.11
Class C                      1,000.00     1,012.03      2.60%           13.11
Institutional Class          1,000.00     1,017.05      1.60%            8.09
________________________________________________________________________________


Optimum Small Cap Value Fund
Expense Analysis of an Investment of $1,000

                                                                      Expenses
                            Beginning     Ending                     Paid During
                             Account      Account     Annualized       Period
                              Value        Value       Expense        4/1/06 to
                             4/1/06       9/30/06       Ratio          9/30/06
________________________________________________________________________________

Actual Fund Return

Class A                     $1,000.00    $  938.40      1.76%          $ 8.55
Class B                      1,000.00       936.40      2.41%           11.70
Class C                      1,000.00       935.70      2.41%           11.69
Institutional Class          1,000.00       940.40      1.41%            6.86
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                     $1,000.00    $1,016.24      1.76%          $ 8.90
Class B                      1,000.00     1,012.99      2.41%           12.16
Class C                      1,000.00     1,012.99      2.41%           12.16
Institutional Class          1,000.00     1,018.00      1.41%            7.13
________________________________________________________________________________

Sector/Country Allocations                              As of September 30, 2006
     and Credit Rating Breakdown


Sector designations may be different than the sector designations presented in other Fund materials.


OPTIMUM FIXED INCOME FUND

                                                                    Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Agency Asset-Backed Securities                                         0.04%
________________________________________________________________________________

Agency Collateralized Mortgage Obligations                             6.04%
________________________________________________________________________________

Agency Mortgage-Backed Securities                                      8.82%
________________________________________________________________________________

Agency Obligations                                                     1.57%
________________________________________________________________________________

Commercial Mortgage-Backed Securities                                  3.50%
________________________________________________________________________________

Corporate Bonds                                                       31.22%
________________________________________________________________________________

Banking                                                                4.53%

Basic Industry                                                         2.57%

Brokerage                                                              0.86%

Capital Goods                                                          1.03%

Communications                                                         4.85%

Consumer Cyclical                                                      4.54%

Consumer Non-Cyclical                                                  1.94%

Electric                                                               2.73%

Energy                                                                 1.14%

Finance Companies                                                      1.97%

Industrial-Other                                                       0.28%

Insurance                                                              2.45%

Natural Gas                                                            0.71%

Real Estate                                                            0.30%

Technology                                                             0.36%

Transportation                                                         0.96%
________________________________________________________________________________

Foreign Agencies                                                       1.02%
________________________________________________________________________________

Austria                                                                0.11%

Cayman Islands                                                         0.13%

Germany                                                                0.49%

Mexico                                                                 0.13%

Sweden                                                                 0.12%

Ukraine                                                                0.04%
________________________________________________________________________________

Municipal Bonds                                                        2.80%
________________________________________________________________________________

Non-Agency Asset-Backed Securities                                     3.83%
________________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations                        18.08%
________________________________________________________________________________

Regional Agencies                                                      1.72%
________________________________________________________________________________

Regional Authorities                                                   0.12%
________________________________________________________________________________

Senior Secured Loans                                                   1.01%
________________________________________________________________________________

Sovereign Agencies                                                     0.28%
________________________________________________________________________________

France                                                                 0.06%

Japan                                                                  0.22%
________________________________________________________________________________

Sovereign Debt                                                         6.35%
________________________________________________________________________________

Argentina                                                              0.15%

Austria                                                                0.08%

Brazil                                                                 0.96%

Colombia                                                               0.45%

Dominican Republic                                                     0.07%

El Salvador                                                            0.04%

France                                                                 0.27%

Germany                                                                0.50%

Indonesia                                                              0.07%

Japan                                                                  0.48%

Malaysia                                                               0.18%

Mexico                                                                 0.41%

Norway                                                                 0.50%

Panama                                                                 0.12%

Peru                                                                   0.06%

Philippines                                                            0.17%

Poland                                                                 0.24%

Republic of Korea                                                      0.17%

Sweden                                                                 0.40%

Turkey                                                                 0.13%

United Kingdom                                                         0.46%

Uruguay                                                                0.08%

Venezuela                                                              0.36%
________________________________________________________________________________

Supranational Banks                                                    0.74%
________________________________________________________________________________

U.S. Treasury Obligations                                              9.89%
________________________________________________________________________________

Convertible Bonds                                                      0.00%
________________________________________________________________________________

Common Stock                                                           0.03%
________________________________________________________________________________

Preferred Stock                                                        0.04%
________________________________________________________________________________

Warrant                                                                0.10%
________________________________________________________________________________

Repurchase Agreements                                                  6.83%
________________________________________________________________________________

Total Market Value of Securities                                     104.03%
________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                       (4.03%)
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________

Sector/Country Allocations                              As of September 30, 2006
     and Credit Rating Breakdown (CONTINUED)


Sector designations may be different than the sector designations presented in other Fund materials.


Credit Rating Breakdown
(as a % of fixed income investments)
________________________________________________________________________________

AAA                                                                   47.92%

AA                                                                     1.58%

A                                                                      7.65%

BBB                                                                   12.21%

BB                                                                     6.23%

B                                                                      7.14%

CCC                                                                    1.17%

Not Rated                                                             16.10%
________________________________________________________________________________

Total                                                                100.00%
________________________________________________________________________________

Sector/Country Allocations                              As of September 30, 2006
     (CONTINUED)


Country and sector designations may be different than the country and sector designations presented in other Fund materials.


OPTIMUM INTERNATIONAL FUND

                                                                    Percentage
Country                                                            of Net Assets
________________________________________________________________________________

Common Stock                                                          95.98%
________________________________________________________________________________

Australia                                                              5.49%

Austria                                                                0.50%

Belgium                                                                2.21%

Brazil                                                                 0.91%

Canada                                                                 1.88%

China                                                                  0.27%

Finland                                                                1.23%

France                                                                12.23%

Germany                                                                7.46%

Hong Kong                                                              2.10%

Hungary                                                                0.08%

India                                                                  0.17%

Israel                                                                 0.09%

Italy                                                                  4.13%

Japan                                                                 18.82%

Luxembourg                                                             0.15%

Netherlands                                                            6.00%

New Zealand                                                            0.53%

Philippines                                                            0.08%

Republic of Korea                                                      1.13%

Singapore                                                              1.01%

South Africa                                                           0.65%

Spain                                                                  4.61%

Switzerland                                                            1.57%

Taiwan                                                                 1.40%

Thailand                                                               0.07%

United Kingdom                                                        21.21%
________________________________________________________________________________

Preferred Stock                                                        0.26%
________________________________________________________________________________

Republic of Korea                                                      0.26%
________________________________________________________________________________

Repurchase Agreements                                                  1.91%
________________________________________________________________________________

Total Market Value of Securities                                      98.15%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                        1.85%
________________________________________________________________________________

Total Net Assets                                                      00.00%
________________________________________________________________________________


Sector \
________________________________________________________________________________

Automobiles & Components                                               7.84%

Banking & Finance                                                     25.77%

Capital Goods                                                          1.83%

Commercial Services                                                    2.23%

Consumer Durables & Apparel                                            2.21%

Consumer Services                                                      0.89%

Energy                                                                10.88%

Food & Staples Retailing                                               2.06%

Food, Beverage & Tobacco                                               5.48%

Insurance                                                              3.97%

Materials                                                              8.07%

Media                                                                  1.39%

Pharmaceuticals & Biotechnology                                        4.63%

Real Estate                                                            1.43%

Semiconductors                                                         0.61%

Technology Hardware & Equipment                                        2.54%

Telecommunication Services                                             7.92%

Transportation & Shipping                                              1.20%

Utilities                                                              5.29%
________________________________________________________________________________

Total                                                                 96.24%
________________________________________________________________________________


\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Sector Allocations and Top 10 Holdings                  As of September 30, 2006
     (CONTINUED)


Sector designations may be different than the sector designations presented in other Fund materials.


OPTIMUM LARGE CAP GROWTH FUND

                                                                    Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Common Stock                                                          96.16%
________________________________________________________________________________

Basic Industry/Capital Goods                                           8.47%

Business Services                                                      2.79%

Consumer Durables                                                      2.63%

Consumer Non-Durables                                                 12.06%

Consumer Services                                                      7.97%

Energy                                                                 4.72%

Financials                                                            19.65%

Health Care                                                           16.86%

Technology                                                            15.91%

Transportation                                                         5.10%
________________________________________________________________________________

Repurchase Agreements                                                  3.65%
________________________________________________________________________________

Total Market Value of Securities                                      99.81%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                        0.19%
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________


Top 10 Holdings
(as a % of net assets)
________________________________________________________________________________

UnitedHealth Group                                                     4.41%

Goldman Sachs Group                                                    2.97%

Genentech                                                              2.82%

Procter & Gamble                                                       2.66%

UBS                                                                    2.19%

General Electric                                                       2.13%

Comcast Class A                                                        1.97%

Schlumberger                                                           1.92%

Target                                                                 1.87%

Burlington Northern Santa Fe                                           1.81%
________________________________________________________________________________


OPTIMUM LARGE CAP VALUE FUND

                                                                    Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Common Stock \                                                        96.94%
________________________________________________________________________________

Consumer Discretionary                                                 7.31%

Consumer Staples                                                       7.91%

Energy                                                                 7.98%

Financials                                                            26.68%

Health Care                                                            9.84%

Industrials                                                           11.21%

Information Technology                                                 7.25%

Materials                                                              7.05%

Telecommunications                                                     8.17%

Utilities                                                              3.54%
________________________________________________________________________________

Repurchase Agreements                                                  2.56%
________________________________________________________________________________

Total Market Value of Securities                                      99.50%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                        0.50%
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________


\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.


Top 10 Holdings
(as a % of net assets)
________________________________________________________________________________

Citigroup                                                              3.10%

Bank of America                                                        2.36%

Wyeth                                                                  1.99%

ConocoPhillips                                                         1.96%

Altria Group                                                           1.89%

Allstate                                                               1.76%

Lockheed Martin                                                        1.76%

Fannie Mae                                                             1.75%

JPMorgan Chase & Co                                                    1.72%

Goldman Sachs Group                                                    1.70%
________________________________________________________________________________

Sector Allocations and Top 10 Holdings                  As of September 30, 2006
     (CONTINUED)


Sector designations may be different than the sector designations presented in other Fund materials.


OPTIMUM SMALL CAP GROWTH FUND

                                                                    Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Common Stock \                                                        95.89%
________________________________________________________________________________

Basic Industry/Capital Goods                                          16.39%

Business Services                                                     10.00%

Consumer Durables                                                      1.31%

Consumer Non-Durables                                                  9.73%

Consumer Services                                                      7.72%

Energy                                                                 5.94%

Financials                                                             2.73%

Health Care                                                           14.27%

Real Estate                                                            1.25%

Technology                                                            25.42%

Transportation                                                         0.59%

Utilities                                                              0.54%
________________________________________________________________________________

Repurchase Agreements                                                  5.20%
________________________________________________________________________________

Total Market Value of Securities                                     101.09%
________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                       (1.09%)
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________

\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.


Top 10 Holdings
(as a % of net assets)
________________________________________________________________________________

Time Warner Telecom Class A                                            2.10%

LCA-Vision                                                             1.44%

American Tower Class A                                                 1.39%

Scotts Miracle-Gro                                                     1.36%

Genlyte Group                                                          1.34%

Abercrombie & Fitch Class A                                            1.32%

FLIR Systems                                                           1.28%

Avid Technology                                                        1.24%

ValueClick                                                             1.19%

Focus Media Holding ADR                                                1.19%
________________________________________________________________________________


OPTIMUM SMALL CAP VALUE FUND

                                                                    Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Common Stock                                                          92.13%
________________________________________________________________________________

Basic Industry                                                        16.72%

Business Services                                                      9.44%

Capital Spending                                                       6.98%

Conglomerates                                                          0.68%

Consumer Cyclical                                                      8.89%

Consumer Services                                                     12.26%

Consumer Staples                                                       0.06%

Energy                                                                 4.58%

Financial Services                                                     4.30%

Health Care                                                            1.59%

Real Estate                                                            7.53%

Technology                                                            15.10%

Transportation                                                         3.29%

Utilities                                                              0.71%
________________________________________________________________________________

Repurchase Agreements                                                  8.24%
________________________________________________________________________________

Total Market Value of Securities                                     100.37%
________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                       (0.37%)
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________


Top 10 Holdings
(as a % of net assets)
________________________________________________________________________________

Hercules                                                               2.19%

MI Developments Class A                                                2.14%

Thermo Electron                                                        2.04%

Kennametal                                                             2.00%

WCI Communities                                                        1.97%

Furniture Brands International                                         1.93%

Southern Union                                                         1.86%

Flowserve                                                              1.83%

Warnaco Group                                                          1.81%

Kelly Services                                                         1.68%
________________________________________________________________________________

Statements                                        Optimum Fixed Income Fund
     OF NET ASSETS                                September 30, 2006 (Unaudited)


                                                  Principal          Market
                                                  Amount o        Value (U.S.$)
________________________________________________________________________________

Agency Asset-Backed Securities - 0.04%
________________________________________________________________________________

  /; Freddie Mac Structured Pass
          Through Securities
          Series T-30 A5
          8.61% 12/25/30                USD           262,436      $    262,107
                                                                   ____________
Total Agency Asset-Backed Securities
     (cost $261,779)                                                    262,107
                                                                   ____________
________________________________________________________________________________

Agency Collateralized Mortgage Obligations - 6.04%
________________________________________________________________________________

     Fannie Mae
          Series 1996-46 ZA
          7.50% 11/25/26                               48,039            51,401
          Series 1999-19 PH
          6.00% 5/25/29                             1,448,498         1,470,294
          Series 2001-14 Z
          6.00% 5/25/31                               100,084           101,533
          Series 2002-90 A1
          6.50% 6/25/42                                30,699            31,200
          Series 2002-90 A2
          6.50% 11/25/42                              148,715           151,488
          Series 2003-122 AJ
          4.50% 2/25/28                               185,902           181,333
          Series 2005-14 ME
          5.00% 10/25/33                            1,910,000         1,823,034
          Series 2005-22 HE
          5.00% 10/25/33                              740,000           708,178
          Series 2005-29 QD
          5.00% 8/25/33                               816,000           777,915
          Series 2005-44 PE
          5.00% 7/25/33                               390,000           372,796
          Series 2005-54 AK
          4.50% 9/25/32                             1,128,663         1,092,128
          Series 2005-94 YD
          4.50% 8/25/33                             1,480,000         1,376,426
          Series 2005-110 MB
          5.50% 9/25/35                               925,000           927,652
     Fannie Mae Grantor Trust
          Series 1999-T2 A1
          7.50% 1/19/39                                46,521            48,629
          Series 2001-T8 A2
          9.50% 7/25/41                                24,073            25,992
          Series 2002-T4 A3
          7.50% 12/25/41                              171,996           179,100
          Series 2004-T1 1A2
          6.50% 1/25/44                                65,204            66,628
     Fannie Mae Whole Loan
          Series 2004-W1 1A3
          4.49% 11/25/43                                5,890             5,871
          Series 2004-W4 A2
          5.00% 6/25/34                             1,090,000         1,085,650
          Series 2004-W9 2A1
          6.50% 2/25/44                                84,332            86,293
          Series 2004-W10 A23
          5.00% 8/25/34                             1,150,000         1,141,540
          Series 2004-W11 1A2
          6.50% 5/25/44                               252,822           258,772
          Series 2004-W15 1A1
          6.00% 8/25/44                               432,261           434,362
     Freddie Mac
          Series 1730 Z
          7.00% 5/15/24                               296,161           310,955
          Series 2113 QE
          6.00% 11/15/27                               21,843            21,894
          Series 2141 N
          5.55% 11/15/27                              193,799           193,475
          Series 2165 PE
          6.00% 6/15/29                             1,440,000         1,458,542
          Series 2326 ZQ
          6.50% 6/15/31                               541,614           564,801
          Series 2480 EH
          6.00% 11/15/31                                  320               320
          Series 2497 BM
          5.00% 2/15/22                               462,880           459,876
          Series 2526 CA
          5.00% 6/15/16                               111,852           111,150
          Series 2552 KB
          4.25% 6/15/27                               650,722           643,774
          Series 2612 LJ
          4.00% 7/15/22                               155,222           153,566
          Series 2662 DG
          5.00% 10/15/22                               57,000            54,891
          Series 2662 MA
          4.50% 10/15/31                              343,766           336,920
          Series 2721 PE
          5.00% 1/15/23                               100,000            96,375
          Series 2737 YD
          5.00% 8/15/32                               170,000           163,698
          Series 2755 LE
          4.00% 9/15/30                               557,000           514,467
          Series 2780 TE
          5.00% 1/15/33                               785,000           753,562
          Series 2783 PD
          5.00% 1/15/33                             1,076,000         1,033,576
          Series 2802 NE
          5.00% 2/15/33                               700,000           670,795
          Series 2827 TE
          5.00% 4/15/33                             1,335,000         1,278,554
          Series 2840 OE
          5.00% 2/15/33                             1,800,000         1,722,833
          Series 2841 YA
          5.50% 7/15/27                             1,519,525         1,519,991
          Series 2849 AJ
          5.00% 5/15/18                               380,000           378,490
          Series 2864 PE
          5.00% 6/15/33                             1,095,000         1,052,383
          Series 2869 BG
          5.00% 7/15/33                               224,000           215,530
          Series 2872 GC
          5.00% 11/15/29                              405,000           395,791
          Series 2881 TE
          5.00% 7/15/33                             1,080,000         1,029,838
          Series 2889 OG
          5.00% 5/15/33                               117,000           112,379

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


                                                  Principal          Market
                                                  Amount o        Value (U.S.$)
________________________________________________________________________________

Agency Collateralized Mortgage Obligations (continued)
________________________________________________________________________________

     Freddie Mac (continued)
          Series 2890 PC
          5.00% 7/15/30                 USD           265,000      $    259,330
          Series 2890 PD
          5.00% 3/15/33                             1,265,000         1,212,936
          Series 2893 PD
          5.00% 2/15/33                                65,000            62,326
          Series 2915 KD
          5.00% 9/15/33                               447,000           427,765
          Series 2915 KP
          5.00% 11/15/29                              490,000           479,436
          Series 2921 NE
          5.00% 9/15/33                             1,095,000         1,045,329
          Series 2937 JG
          5.00% 8/15/33                             1,410,000         1,345,032
          Series 2938 ND
          5.00% 10/15/33                            1,050,000         1,005,167
          Series 2939 PD
          5.00% 7/15/33                               665,000           635,603
          Series 2941 XD
          5.00% 5/15/33                               150,000           143,747
          Series 2987 KG
          5.00% 12/15/34                            1,430,000         1,365,002
          Series 3022 MB
          5.00% 12/15/28                              260,000           256,202
          Series 3056 HD
          5.00% 2/15/34                             1,225,000         1,166,677
          Series 3063 PC
          5.00% 2/15/29                               490,000           482,134
   / Freddie Mac Structured Pass
          Through Securities
          Series T-54 2A
          6.50% 2/25/43                                54,475            55,037
          Series T-58 2A
          6.50% 9/25/43                                30,358            30,980
     GNMA
          Series 2004-11 QE
          5.00% 12/16/32                              459,000           435,258
          Series 2004-30 PD
          5.00% 2/20/33                               276,000           263,693
                                                                   ____________
Total Agency Collateralized Mortgage
     Obligations (cost $38,942,837)                                  38,318,295
                                                                   ____________
________________________________________________________________________________

Agency Mortgage-Backed Securities - 8.82%
________________________________________________________________________________

     Fannie Mae
          5.50% 1/1/13                                408,196           408,680
          6.50% 8/1/17                                168,102           171,139
          6.765% 1/1/07                               127,054           126,756
          7.13% 1/1/12                                338,979           337,467
   ~ Fannie Mae ARM
          3.466% 10/1/33                              662,423           673,932
          5.066% 8/1/35                               419,725           410,519
     Fannie Mae Relocation 15 yr
          4.00% 9/1/20                                836,705           788,088
     Fannie Mae Relocation 30 yr
          5.00% 11/1/33                                59,190            57,499
          5.00% 1/1/34                                144,487           140,307
          5.00% 2/1/34                                 71,768            69,718
          5.00% 8/1/34                                119,978           116,382
          5.00% 11/1/34                               272,299           264,138
          5.00% 4/1/35                                392,586           380,278
          5.00% 10/1/35                               306,528           296,918
          5.00% 1/1/36                                734,761           711,725
     Fannie Mae S.F. 15 yr TBA
          5.00% 10/1/21                               415,000           407,867
          5.50% 10/1/36                             1,625,000         1,624,493
          6.00% 10/1/21                               115,000           116,761
     Fannie Mae S.F. 20 yr
          5.00% 9/1/23                                585,798           569,878
          5.00% 4/1/25                                871,401           845,926
          5.00% 8/1/25                              1,147,330         1,113,788
          5.50% 7/1/24                              1,178,725         1,172,024
          5.50% 10/1/24                               375,613           373,477
          5.50% 12/1/24                             1,182,152         1,175,432
          5.50% 8/1/25                                590,267           586,062
     Fannie Mae S.F. 30 yr
          4.50% 8/1/33                                577,065           541,099
          4.50% 10/1/33                             2,415,872         2,265,300
          5.00% 10/1/33                               393,187           379,145
          5.00% 2/1/34                                347,155           334,757
          5.00% 5/1/34                                294,267           283,344
          5.50% 3/1/29                                237,711           235,436
          5.50% 4/1/29                                112,690           111,612
          5.50% 12/1/33                               255,196           252,128
          5.50% 6/1/34                              1,423,376         1,405,011
          5.50% 7/1/34                              2,382,918         2,352,173
          6.50% 11/1/33                                59,203            60,421
          6.50% 11/1/35                             1,658,881         1,689,594
          6.50% 2/1/36                              1,201,743         1,224,711
          6.50% 3/1/36                              1,921,759         1,957,046
          6.50% 6/1/36                              3,028,752         3,084,366
          6.50% 8/1/36                              1,468,762         1,495,732
          7.00% 8/1/36                              1,383,879         1,421,071
          7.50% 3/1/32                                  2,912             3,010
          7.50% 4/1/32                                 12,471            12,889
          7.50% 6/1/32                                  9,653             9,977
     Fannie Mae S.F. 30 yr TBA
          5.00% 10/1/36                             1,435,000         1,379,394
          5.50% 10/25/36                           11,140,000        10,976,377
          6.00% 10/1/36                             2,050,000         2,059,610
          6.50% 10/25/36                              280,000           285,163
     Freddie Mac 7.00% 1/1/08                          93,128            93,419
   ~ Freddie Mac ARM
          2.995% 12/1/33                              723,680           725,970
          4.039% 4/1/34                                57,031            56,989
     Freddie Mac Relocation 30 yr
          5.00% 9/1/33                                  6,575             6,408

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


                                                  Principal          Market
                                                  Amount o        Value (U.S.$)
________________________________________________________________________________

Agency Mortgage-Backed Securities (continued)
________________________________________________________________________________

     Freddie Mac S.F. 20 yr
          5.50% 10/1/23                 USD         1,016,574      $  1,012,758
          5.50% 8/1/24                                251,384           250,216
          5.50% 9/1/24                                435,426           433,403
          6.00% 12/1/25                             1,164,639         1,178,305
     Freddie Mac S.F. 30 yr
          5.00% 4/1/35                                849,428           819,699
          6.00% 10/1/33                                52,223            52,604
          6.50% 11/1/33                               123,113           125,682
          6.50% 1/1/35                                632,215           646,425
     Freddie Mac S.F. 30 yr TBA
          5.00% 10/1/36                             1,625,000         1,563,047
          6.00% 10/1/36                             1,645,000         1,653,738
     GNMA II
          6.00% 4/20/34                               104,124           105,148
          7.00% 8/20/34                                58,829            60,466
     GNMA S.F. 30 yr TBA
          6.50% 10/1/36                               410,000           420,506
                                                                   ____________
Total Agency Mortgage-Backed Securities
     (cost $56,174,147)                                              55,963,403
                                                                   ____________
________________________________________________________________________________

Agency Obligations - 1.57%
________________________________________________________________________________

     Fannie Mae
          3.00% 8/15/07                               455,000           446,732
          5.00% 9/15/08                               900,000           900,698
          6.375% 8/15/07                AUD           555,000           413,890
     Farm Credit Bank
          5.125% 8/25/16                USD           485,000           492,230
     Federal Home Loan Bank
          5.375% 8/19/11                            1,990,000         2,028,216
   ^ Financing Corporation
          Interest Strip
          5.101% 10/6/11                              113,000            89,768
          5.175% 3/26/12                              120,000            92,540
          5.213% 10/6/15                              160,000           102,648
          CPN 1 5.162% 5/11/12                        270,000           207,565
          CPN 1 5.283% 5/11/15                        330,000           216,435
          CPN 1 5.407% 11/11/17                       560,000           320,802
          CPN 4 5.213% 10/6/15                        160,000           102,648
          CPN 5 5.065% 8/8/11                          39,000            30,985
          CPN 12 5.10% 12/6/11                        500,000           395,235
          CPN 13 5.161% 12/27/12                      135,000            99,971
          CPN 13 5.208% 6/27/13                       320,000           231,403
          CPN 13 5.366% 12/27/16                      287,000           172,506
          CPN 15 5.575% 3/7/16                        305,000           191,400
          CPN A 5.098% 8/8/15                         122,000            79,013
          CPN A 5.099% 2/8/15                         122,000            80,977
          CPN D 5.109% 9/26/11                        492,000           390,748
          CPN D 5.119% 9/26/10                        500,000           414,005
     Freddie Mac
          4.75% 1/19/16                               100,000            98,487
          5.50% 7/18/16                             2,285,000         2,377,976
                                                                   ____________
Total Agency Obligations
     (cost $9,756,247)                                                9,976,878
                                                                   ____________
________________________________________________________________________________

Commercial Mortgage-Backed Securities - 3.50%
________________________________________________________________________________

     Banc of America Commercial
          Mortgage Securities
        ~ Series 2005-5 A4
          5.115% 10/10/45               USD         2,125,000         2,090,057
        ~ Series 2006-3 A4
          5.889% 7/10/44                              485,000           504,067
          Series 2006-4 A4
          5.634% 7/10/46                              315,000           321,371
   # Bear Stearns Commercial
          Mortgage Securities
          Series 2004-ESA E 144A
          5.064% 5/14/16                              420,000           419,755
   ~ Citigroup Commercial
          Mortgage Trust
          Series 2006-C4 ASB
          5.911% 3/15/49                            1,425,000         1,462,478
   / Commercial Mortgage Pass
          Through Certificates
        # Series 2001-J1A A2 144A
          6.457% 2/14/34                              279,534           290,514
          Series 2006-C7 A2
          5.69% 6/10/46                               260,000           265,170
   ~ Credit Suisse Mortgage
          Capital Certificates
          Series 2006-C1 AAB
          5.681% 2/15/39                              140,000           141,952
   # Crown Castle Towers
          Series 2005-1A C 144A
          5.074% 6/15/35                              175,000           172,236
     Deutsche Mortgage & Asset
          Receiving Series 1998-C1 D
          7.231% 6/15/31                            1,807,000         1,858,684
   # First Union National Bank
          Commercial Mortgage
          Trust Series 2001-C2 L
          144A 6.46% 1/12/43                          200,000           202,526
     First Union-Lehman Brothers-
          Bank of America
          Series 1998-C2 A2
          6.56% 11/18/35                               57,778            58,570
     GE Capital Commercial
          Mortgage Trust
          Series 2002-1A A3
          6.269% 12/10/35                             325,000           340,665
          Series 2005-C3 AAB
          4.94% 7/10/45                               760,000           745,768
     GS Mortgage Securities
          Series 2005-GG4 A4
          4.761% 7/10/39                            2,180,000         2,096,512
       ~# Series 2006-RR2 A1 144A
          5.816% 6/23/46                              350,000           353,913
   # Hilton Hotel Pool Trust
          Series 2000-HLTA A1 144A
          7.055% 10/3/15                               50,596            52,565

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


                                                  Principal          Market
                                                  Amount o        Value (U.S.$)
________________________________________________________________________________

Commercial Mortgage-Backed Securities (continued)
________________________________________________________________________________

     JPMorgan Chase Commercial
          Mortgage Securities
          Series 2002-C1 A3
          5.376% 7/12/37                USD           720,000         $ 725,408
          Series 2002-C2 A2
          5.05% 12/12/34                              665,000           658,528
          Series 2003-C1 A2
          4.985% 1/12/37                               90,000            88,673
        ~ Series 2005-LDP5 A4
          5.345% 12/15/44                           1,505,000         1,497,658
        ~ Series 2006-LDP7 AJ
          6.066% 4/15/45                               90,000            93,403
        ~ Series 2006-LDP7 ASB
          6.066% 4/15/45                            1,425,000         1,476,672
       ~# Series 2006-RR1A A1 144A
          5.609% 10/18/52                             290,000           292,265
     LB-UBS Commercial
          Mortgage Trust
          Series 2002-C1 A4
          6.462% 3/15/31                              245,000           259,024
     Merrill Lynch Mortgage Trust
        ~ Series 2004-BPC1 A3
          4.467% 10/12/41                              85,000            82,172
        # Series 2005-GGP1 E 144A
          4.33% 11/15/10                              110,000           108,847
        # Series 2005-GGP1 F 144A
          4.35% 11/15/10                              105,000           103,867
   # Morgan Stanley Capital I
          Series 1999-FNV1 G 144A
          6.12% 3/15/31                               140,000           141,603
  ~# Morgan Stanley Dean Witter
          Capital I Series 2001-TOP1
          E 144A 7.553% 2/15/33                       100,000           106,439
     Mortgage Capital Funding
          Series 1998-MC3 A2
          6.337% 11/18/31                             997,126         1,008,989
   # NYC Mortgage Loan Trust
          Series 1996 A3 144A
          6.75% 9/25/19                                96,773            97,257
  ~# STRIPs III Series 2003-1A AFIX
          144A 3.308% 3/24/18                          46,128            44,454
   # Tower 144A
          Series 2004-2A A
          4.232% 12/15/14                             195,000           190,078
          Series 2006-1 B
          5.588% 2/15/36                              160,000           160,452
          Series 2006-1 C
          5.707% 2/15/36                              250,000           250,898
   ~ Wachovia Bank Commercial
          Mortgage Trust
          Series 2005-C20 AMFX
          5.179% 7/15/42                            2,095,000         2,066,855
          Series 2005-C22 A4
          5.441% 12/15/44                           1,395,000         1,392,803
                                                                   ____________
Total Commercial Mortgage-Backed
     Securities (cost $22,097,266)                                   22,223,148
                                                                   ____________
________________________________________________________________________________

Corporate Bonds - 31.22%
________________________________________________________________________________

Banking - 4.53%
     BAC Capital Trust XI
          6.625% 5/23/36                USD           695,000           735,653
     Banco BMG 8.75% 7/1/10                           560,000           563,163
  ~# Barclays Bank 144A
          5.926% 12/31/49                             405,000           404,915
          7.375% 6/29/49                              330,000           357,232
  ~# Chinatrust Commercial Bank
          144A 5.625% 3/29/49                         817,000           780,062
     Citigroup
          0.80% 10/30/08                JPY        45,600,000           386,580
          6.125% 8/25/36                USD           105,000           108,367
     Credit Suisse First Boston USA
          6.125% 11/15/11                             140,000           145,358
  ~# DBS Capital Funding 144A
          7.657% 3/31/49                              464,000           503,383
   # Dresdner Funding Trust I 144A
          8.151% 6/30/31                              900,000         1,068,910
     First Union II 7.85% 1/1/27                      995,000         1,037,683
   ~ Fortis Capital 6.25% 6/29/49       EUR           300,000           400,270
  ~# Glitnir Banki 144A
          6.693% 6/15/16                USD           570,000           583,465
  ~# HBOS 144A 5.92% 9/29/49                          300,000           290,722
     HSBC Holdings 6.50% 5/2/36                       400,000           426,062
     JPMorgan Chase Capital XVIII
          6.95% 8/17/36                               340,000           362,316
     JPMorgan Chase Capital XX
          6.55% 9/29/36                               515,000           521,360
   # Kaupthing Bank 144A
          7.125% 5/19/16                              505,000           531,772
     Kazkommerts International
          8.00% 11/3/15                               317,000           322,991
     Mizuho Financial Group
          8.375% 12/29/49                           1,395,000         1,478,545
   ~ MUFG Capital Finance 1
          6.346% 7/29/49                            2,680,000         2,706,631
     Popular North America
          4.25% 4/1/08                                320,000           314,329
          5.20% 12/12/07                            2,500,000         2,481,723
        ~ 5.886% 4/6/09                               245,000           245,757
     Popular North America
          Capital Trust I
          6.564% 9/15/34                              390,000           380,388
  ~# Rabobank Capital Funding II
          144A 5.26% 12/29/49                         240,000           235,228
     Rabobank Nederland
          9.125% 10/20/06               ISK        80,000,000         1,138,497
   ~ RBS Capital Trust I
          4.709% 12/29/49               USD           220,000           206,301
   ~ RBS Capital Trust III
          5.512% 9/29/49                              577,000           561,537
  ~# Resona Bank 144A
          4.125% 9/29/49                EUR           250,000           307,924
          5.85% 9/29/49                 USD           620,000           607,228

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


                                                  Principal          Market
                                                  Amount o        Value (U.S.$)
________________________________________________________________________________

Corporate Bonds (continued)
________________________________________________________________________________

Banking (continued)
  ~# Resona Preferred Global
          Securities 144A
          7.191% 12/29/49               USD         1,185,000      $  1,228,453
     Royal Bank of Scotland Group
          9.118% 3/31/49                              530,000           592,006
     Russian Agriculture Bank
          6.875% 11/29/10                             330,000           336,000
   # Russian Agriculture Bank 144A
          7.175% 5/16/13                              735,000           766,238
   # Russian Standard Bank 144A
          8.625% 5/5/11                               170,000           170,000
  ~# Shinsei Finance 144A
          6.418% 1/29/49                              570,000           567,118
     Sovereign Capital Trust VI
          7.908% 6/13/36                              525,000           581,985
  ~# Svenska Hanelsbanken 144A
          7.125% 3/29/49                              355,000           357,773
   # TuranAlem Finance 144A
          7.75% 4/25/13                               313,000           312,061
     Vneshtorgbank
          4.25% 2/15/16                 EUR           325,000           406,537
   ~ Wachovia Capital Trust III
          5.80% 8/29/49                 USD         3,225,000         3,236,886
                                                                   ____________

                                                                     28,749,409
                                                                   ____________
Basic Industry - 2.57%
     Abitibi-Consolidated
          6.95% 12/15/06                              135,000           136,350
          7.875% 8/1/09                               910,000           905,449
     AK Steel 7.875% 2/15/09                          275,000           275,344
     Alrosa Finance
          8.875% 11/17/14                             321,000           364,913
  @# Alrosa Finance 144A
          8.875% 11/17/14                             498,000           567,720
     Barrick Gold Finance
          7.50% 5/1/07                                115,000           116,378
     Bowater
          9.00% 8/1/09                                340,000           353,600
          9.50% 10/15/12                              675,000           688,499
     Celulosa Arauco
          5.125% 7/9/13                               585,000           562,069
          5.625% 4/20/15                              510,000           496,911
          7.75% 9/13/11                               430,000           467,113
     Chemtura 6.875% 6/1/16                           225,000           223,031
     Donohue Forest Products
          7.625% 5/15/07                              305,000           307,288
     EvrazSecurities
          10.875% 8/3/09                              400,000           439,268
     Georgia-Pacific
          8.875% 5/15/31                              350,000           365,750
          9.50% 12/1/11                               490,000           530,425
     Huntsman International
          10.125% 7/1/09                               70,000            71,400
     Ispat Inland 9.75% 4/1/14                         80,000            90,222
     Lubrizol 4.625% 10/1/09                          505,000           495,742
     Lyondell Chemical
        @ 7.12% 9/30/13                               300,000           301,125
          8.25% 9/15/16                               250,000           255,000
          10.50% 6/1/13                                30,000            33,150
   # Nell AF Sarl 144A
          8.375% 8/15/15                              295,000           294,263
     NewPage 10.00% 5/1/12                            285,000           295,688
     Norske Skog Canada
          8.625% 6/15/11                              425,000           419,688
   # Norske Skogindustrier 144A
          7.125% 10/15/33                             410,000           375,097
   # Port Townsend Paper 144A
          12.00% 4/15/11                              295,000           258,863
     Potlatch 13.00% 12/1/09                          350,000           410,755
     Rhodia 8.875% 6/1/11                              25,000            25,938
   # Sappi Papier Holding 144A
          6.75% 6/15/12                               270,000           259,409
          7.50% 6/15/32                               590,000           501,223
  ++ Solutia 6.72% 10/15/37                           375,000           365,625
     Southern Copper
          7.50% 7/27/35                             1,950,000         2,050,646
     #Stora Enso Oyj 144A
          7.25% 4/15/36                             1,135,000         1,178,750
     Tembec Industries
          8.625% 6/30/09                            2,125,000         1,189,999
     Weyerhaeuser
          7.125% 7/15/23                              530,000           533,924
     Witco 6.875% 2/1/26                              125,000           112,813
                                                                   ____________

                                                                     16,319,428
                                                                   ____________
Brokerage - 0.86%
   ~ Ameriprise Financial
          7.518% 6/1/66                               415,000           445,886
     Amvescap 4.50% 12/15/09                          350,000           341,481
     E Trade Financial
          8.00% 6/15/11                               250,000           260,000
     Goldman Sachs Group
          6.345% 2/15/34                              360,000           358,861
     LaBranche & Co.
          9.50% 5/15/09                               200,000           209,500
          11.00% 5/15/12                              305,000           327,875
   ~ Lehman Brothers Capital
          Funding II
          3.875% 2/28/49                EUR           250,000           309,039
     Merrill Lynch
        ~ 5.12% 3/12/07                 USD           215,000           213,596
          6.05% 5/16/16                             1,740,000         1,802,551
          6.22% 9/15/26                               560,000           571,288
     Morgan Stanley
          6.25% 8/9/26                                565,000           586,586
                                                                   ____________

                                                                      5,426,663
                                                                   ____________
Capital Goods - 1.03%
     Allied Waste North America
          9.25% 9/1/12                                225,000           241,031

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


                                                  Principal          Market
                                                  Amount o        Value (U.S.$)
________________________________________________________________________________

Corporate Bonds (continued)
________________________________________________________________________________

Capital Goods (continued)
     Armor Holdings
          8.25% 8/15/13                 USD           370,000       $   384,800
   # Berry Plastics Holding 144A
          8.875% 9/15/14                              450,000           454,500
     Building Materials
          8.00% 10/15/07                              150,000           149,625
     Casella Waste Systems
          9.75% 2/1/13                                575,000           606,625
     Caterpillar
          5.70% 8/15/16                             1,116,000         1,140,809
          6.05% 8/15/36                               250,000           261,167
     CPG International
          10.50% 7/1/13                               240,000           245,400
     General Electric
          5.00% 2/1/13                                345,000           341,559
     Geo Subordinate
          11.00% 5/15/12                              365,000           377,775
     Graham Packaging
          9.875% 10/15/14                             475,000           469,063
     Interface 10.375% 2/1/10                         325,000           355,875
     Intertape Polymer
          8.50% 8/1/14                                270,000           255,150
     Masco 6.125% 10/3/16                             240,000           238,761
   { NTK Holdings 10.75% 3/1/14                       300,000           208,500
   # Penhall International 144A
          12.00% 8/1/14                               175,000           184,188
   # Siemens Finance 144A
          6.125% 8/17/26                              315,000           323,911
   # WCA Waste 144A
          9.25% 6/15/14                               275,000           286,688
                                                                   ____________

                                                                      6,525,427
                                                                   ____________
Communications - 4.85%
   } Adelphia Communications
          8.125% 12/15/06                             205,000           127,613
     American Tower
          7.125% 10/15/12                             300,000           309,000
     AT&T
          6.80% 5/15/36                               648,000           682,972
          7.30% 11/15/11                              325,000           352,639
          8.00% 11/15/31                              400,000           490,375
     AT&T Broadband
          9.455% 11/15/22                             531,000           688,676
     BellSouth 4.20% 9/15/09                          185,000           179,549
     British Telecommunications
          8.875% 12/15/30                             290,000           387,992
   # Broadview Networks Holdings
          144A 11.375% 9/1/12                         225,000           230,063
   } Century Communications
          9.50% 11/30/06                            1,975,000         2,221,874
     Charter Communication
          Holdings
          11.125% 1/15/11                             275,000           220,000
          11.75% 5/15/11                              300,000           241,500
          13.50% 1/15/11                              810,000           660,150
     Cincinnati Bell
          8.375% 1/15/14                              290,000           294,350
  ~# Cleveland Unlimited 144A
          13.64% 12/15/10                             100,000           108,500
     Comcast
        ~ 5.80% 7/14/09                               390,000           390,962
          6.50% 11/15/35                              360,000           363,693
     Comcast Cablevision
          9.00% 9/1/08                                339,000           361,378
     Cox Communications
          4.625% 1/15/10                              175,000           170,351
     Deutsche Telekom
          International Finance
          5.75% 3/23/16                             1,115,000         1,092,854
     Dex Media East
          12.125% 11/15/12                            150,000           168,188
   # Digicel Limited 144A
          9.25% 9/1/12                                765,000           797,513
     Embarq 7.995% 6/1/36                             579,000           614,906
     GTE 7.90% 2/1/27                                 670,000           698,740
     GTE California
          7.65% 3/15/07                               615,000           621,001
   # Hughes Network Systems/
          Finance 144A
          9.50% 4/15/14                               275,000           284,625
   { Inmarsat Finance
          10.375% 11/15/12                          1,950,000         1,735,499
     Insight Communications
          12.25% 2/15/11                              100,000           106,250
     Insight Midwest
          9.75% 10/1/09                                60,000            61,200
          10.50% 11/1/10                            1,288,000         1,339,520
   { Intelsat Intermediate Holding
          9.25% 2/1/15                                425,000           310,250
     iPCS 11.50% 5/1/12                                45,000            50,625
   ~ IWO Holdings
          9.257% 1/15/12                               30,000            30,975
     Mediacom Broadband
          8.50% 10/15/15                               50,000            49,938
     Mediacom Capital
          9.50% 1/15/13                               585,000           601,088
   # Nordic Telephone Holdings
          144A 8.875% 5/1/16                          150,000           158,438
   ~ Qwest 8.64% 6/15/13                              100,000           107,500
   # Qwest 144A 7.50% 10/1/14                         370,000           383,875
     RH Donnelley
          8.875% 1/15/16                              150,000           151,125
     Rural Cellular
          9.875% 2/1/10                               375,000           392,813
        ~ 11.239% 11/1/12                             120,000           124,350
     SBC Communications
          5.875% 2/1/12                               463,000           470,367
     Sheridan Group
          10.25% 8/15/11                              160,000           162,800

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


                                                  Principal          Market
                                                  Amount o        Value (U.S.$)
________________________________________________________________________________

Corporate Bonds (continued)
________________________________________________________________________________

Communications (continued)
     Sprint Capital
          7.625% 1/30/11                USD           365,000       $   393,362
          8.75% 3/15/32                               690,000           843,861
     TCI Communications
          8.75% 8/1/15                                432,000           512,366
          9.875% 6/15/22                              290,000           381,044
          10.125% 4/15/22                             329,000           438,768
     Telecom Italia Capital
          4.00% 1/15/10                               495,000           469,371
          4.95% 9/30/14                               560,000           515,153
          5.25% 11/15/13                            1,818,000         1,723,930
        ~ 6.108% 7/18/11                              465,000           461,948
          7.20% 7/18/36                               565,000           582,511
     Telefonica Emisiones
        ~ 5.69% 6/19/09                               295,000           295,401
          5.984% 6/20/11                              325,000           331,500
          6.421% 6/20/16                              135,000           139,142
          7.045% 6/20/36                              115,000           121,752
     Telefonos de Mexico
          4.50% 11/19/08                              395,000           389,139
     THOMSON 5.75% 2/1/08                              85,000            85,301
     Time Warner 7.57% 2/1/24                         153,000           165,992
     Time Warner Entertainment
          8.375% 3/15/23                              210,000           243,095
     Triton Communications
          8.50% 6/1/13                                540,000           503,550
          9.375% 2/1/11                               970,000           729,925
   ~ US LEC 13.62% 10/1/09                            250,000           266,875
     US Unwired 10.00% 6/15/12                        295,000           325,975
     Verizon Global Funding
          7.75% 12/1/30                               578,000           664,517
     Vertis 10.875% 6/15/09                           435,000           439,350
     Vimpel Communication
          8.25% 5/23/16                               157,000           159,355
   # Vimpel Communication 144A
          8.25% 5/23/16                               176,000           179,080
   # Wind Acquisition 144A
          10.75% 12/1/15                              390,000           432,413
                                                                   ____________

                                                                     30,790,753
                                                                   ____________
Consumer Cyclical - 4.54%
     Accuride 8.50% 2/1/15                            175,000           163,625
     Boyd Gaming 8.75% 4/15/12                        375,000           395,625
     Brickman Group
          11.75% 12/15/09                              95,000           101,888
     Carrols 9.00% 1/15/13                            175,000           179,375
     Centex
        ~ 5.739% 8/1/07                               175,000           175,199
          6.50% 5/1/16                                665,000           674,175
     Corrections Corporation of
          America 7.50% 5/1/11                        263,000           270,233
     CVS 3.875% 11/1/07                               240,000           236,035
   ~ DaimlerChrysler Holdings
          5.918% 8/3/09                             1,000,000         1,000,021
          6.019% 10/31/08                             883,000           886,975
     Ford Motor 7.45% 7/16/31                         745,000           579,238
     Ford Motor Credit
          5.75% 1/12/09                 EUR           468,000           577,190
          7.375% 10/28/09               USD           355,000           345,222
          9.875% 8/10/11                            1,450,000         1,501,910
   # Ford Motor Credit 144A
          9.75% 9/15/10                               395,000           408,158
   # Galaxy Entertainment Finance
          144A 9.875% 12/15/12                      1,464,000         1,539,029
     Gaylord Entertainment
          8.00% 11/15/13                              245,000           250,513
     General Motors
          8.375% 7/15/33                            1,035,000           900,450
     General Motors Acceptance
          Corporation
          6.875% 9/15/11                            1,820,000         1,812,228
          7.50% 12/1/06                 NZD           900,000           584,219
          8.00% 11/1/31                 USD         3,205,000         3,360,352
     General Motors Acceptance
          International Finance
          4.125% 2/6/07                 EUR           467,000           591,122
     Harrah's Operating
          5.625% 6/1/15                 USD         1,118,000         1,040,932
          5.75% 10/1/17                                14,000            12,829
          6.50% 6/1/16                                130,000           127,663
     Johnson Controls
          5.00% 11/15/06                               80,000            79,921
     Landry's Restaurant
          7.50% 12/15/14                              200,000           192,500
     Lodgenet Entertainment
          9.50% 6/15/13                               425,000           456,875
     Mandalay Resort Group
          9.375% 2/15/10                              350,000           375,813
          9.50% 8/1/08                                400,000           426,000
     Neiman Marcus
          9.00% 10/15/15                              300,000           320,250
          10.375% 10/15/15                            960,000         1,041,600
   # NPC International 144A
          9.50% 5/1/14                                250,000           247,500
     O'Charleys 9.00% 11/1/13                         180,000           188,100
     Penn National Gaming
          6.75% 3/1/15                                125,000           122,344
     Penney (J.C.)
          7.375% 8/15/08                              190,000           196,298
          7.625% 3/1/97                                85,000            87,631
   # Pokagon Gaming Authority
          144A 10.375% 6/15/14                        400,000           428,500
     Pulte Homes
          5.25% 1/15/14                                97,000            91,990
          6.25% 2/15/13                               288,000           291,139
          7.875% 8/1/11                               764,000           825,626
   # TDS Investor 144A
          11.875% 9/1/16                              200,000           193,000

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


                                                  Principal          Market
                                                  Amount o        Value (U.S.$)
________________________________________________________________________________

Corporate Bonds (continued)
________________________________________________________________________________

Consumer Cyclical (continued)
     Time Warner
          7.625% 4/15/31                USD           491,000       $   543,975
          8.18% 8/15/07                                90,000            92,110
   { Town Sports International
          11.00% 2/1/14                               250,000           206,563
   # Turning Stone Resort Casino
          144A 9.125% 9/15/14                         200,000           203,000
   # Uno Restaurant 144A
          10.00% 2/15/11                              175,000           147,000
   # Viacom 144A
        ~ 5.74% 6/16/09                               450,000           450,619
          5.75% 4/30/11                               925,000           924,072
          6.875% 4/30/36                            1,601,000         1,587,683
     Visteon 8.25% 8/1/10                             540,000           529,200
     Warner Music Group
          7.375% 4/15/14                              350,000           343,000
     Wheeling Island Gaming
          10.125% 12/15/09                            500,000           515,000
                                                                   ____________

                                                                     28,821,515
                                                                   ____________
Consumer Non-Cyclical - 1.94%
     AmerisourceBergen
          5.875% 9/15/15                              430,000           423,712
   # Angiotech Pharmaceuticals
          144A 7.75% 4/1/14                           350,000           334,250
     Biovail 7.875% 4/1/10                          1,182,000         1,187,910
     Boston Scientifc
          6.40% 6/15/16                               340,000           343,500
     Constellation Brands
          8.125% 1/15/12                              300,000           311,625
     Cott Beverages
          8.00% 12/15/11                              350,000           358,750
     CRC Health 10.75% 2/1/16                         300,000           313,500
     Diageo Capital
          5.875% 9/30/36                               85,000            83,470
     Dole Food 8.875% 3/15/11                         250,000           240,625
     Gold Kist 10.25% 3/15/14                         250,000           288,750
     HCA 5.50% 12/1/09                                255,000           255,956
   # Healthsouth 144A
          10.75% 6/15/16                              325,000           333,531
   # Highmark 144A
          6.80% 8/15/13                               206,000           217,476
     Ingles Markets
          8.875% 12/1/11                              350,000           366,625
     Kraft Foods 6.50% 11/1/31                        105,000           113,694
   # Le-Natures 144A
          10.00% 6/15/13                              240,000           248,400
     Marsh Supermarket
          8.875% 8/1/07                               100,000           100,125
     Medco Health Solutions
          7.25% 8/15/13                               475,000           516,258
     MedPartners 7.375% 10/1/06                       710,000           710,000
   # Miller Brewing 144A
          4.25% 8/15/08                               280,000           274,616
     National Beef Packing
          10.50% 8/1/11                               350,000           366,625
     Pilgrim's Pride
          9.625% 9/15/11                              255,000           269,025
     Pinnacle Foods
          8.25% 12/1/13                               210,000           211,313
     Playtex Products
          9.375% 6/1/11                               395,000           414,750
     Procter & Gamble
          2.00% 6/21/10                 JPY        46,000,000           402,724
   # Reynolds American 144A
          6.50% 6/1/07                  USD           345,000           347,634
   ~ Safeway 5.718% 3/27/09                           535,000           535,983
     True Temper Sports
          8.375% 9/15/11                              200,000           180,000
     US Oncology
          9.00% 8/15/12                               160,000           166,400
          10.75% 8/15/14                              375,000           412,500
     UST 6.625% 7/15/12                               265,000           280,515
   { Vanguard Health
          11.25% 10/1/15                              475,000           344,375
     Warner Chilcott
          8.75% 2/1/15                                924,000           960,960
     Wyeth 5.50% 2/1/14                               400,000           401,356
                                                                   ____________

                                                                     12,316,933
                                                                   ____________
Electric - 2.73%
     America Electric Power
          4.709% 8/16/07                              965,000           958,612
     Appalachian Power
          6.375% 4/1/36                               990,000         1,011,829
     Avista
          7.75% 1/1/07                                 85,000            85,404
          9.75% 6/1/08                                140,000           148,890
 ++# Calpine 144A
          9.349% 7/15/07                              146,625           152,123
     CC Fund Trust I
          6.90% 2/16/07                               660,000           663,207
     Commonwealth Edison
          6.15% 3/15/12                               810,000           831,629
     Consumers Energy
          5.00% 2/15/12                               530,000           518,423
     Dominion Resources
          5.687% 5/15/08                              495,000           497,216
        ~ 6.30% 9/30/66                               850,000           849,130
        ~ 7.50% 6/30/66                             1,460,000         1,536,161
     Duke Capital
          5.668% 8/15/14                              190,000           188,449
     Elwood Energy
          8.159% 7/5/26                               303,863           321,371
     Energy East 6.75% 7/15/36                      1,035,000         1,086,925
     Entergy Gulf States
          5.12% 8/1/10                                865,000           847,084
     Entergy Louisiana
          6.30% 9/1/35                                190,000           185,691

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


                                                  Principal          Market
                                                  Amount o        Value (U.S.$)
________________________________________________________________________________

Corporate Bonds (continued)
________________________________________________________________________________

Electric (continued)
     Entergy Mississippi
          5.92% 2/1/16                  USD           310,000       $   310,435
   # FPL Energy National 144A
          5.608% 3/10/24                              443,741           436,149
     FPL Group Capital
          5.625% 9/1/11                               300,000           303,839
     Indiana Michigan Power
          6.125% 12/15/06                             190,000           190,264
     Midwest Generation
          8.30% 7/2/09                                188,433           192,202
          8.75% 5/1/34                                270,000           289,575
     Mirant Americas Generation
          8.30% 5/1/11                                375,000           377,344
     Mirant North America
          7.375% 12/31/13                             400,000           402,500
     Nisource Finance
          3.20% 11/1/06                                55,000            54,901
     Northern States Power
          6.25% 6/1/36                                360,000           386,466
   # NorthWestern 144A
          6.04% 9/1/16                                790,000           800,641
     Oncor Electric Delivery
          7.00% 9/1/22                                 45,000            48,886
     Orion Power 12.00% 5/1/10                        300,000           341,250
     Pacificorp 6.375% 5/15/08                        290,000           295,244
   # Pedernales Electric 144A
          6.202% 11/15/32                             620,000           662,613
     Pepco Holdings
          5.50% 8/15/07                               390,000           389,991
        ~ 6.025% 6/1/10                               325,000           326,402
   # Power Contract Financing
          144A 6.256% 2/1/10                          216,165           217,952
     Puget Sound Energy
          7.69% 2/1/11                                250,000           272,775
     Southern Capital Funding
          5.30% 2/1/07                                200,000           199,648
   # TXU Australia 144A
          6.15% 11/15/13                              375,000           390,103
     Westar Energy 5.95% 1/1/35                       472,000           455,030
     Xcel Energy
          6.50% 7/1/36                                 20,000            21,172
          7.00% 12/1/10                                80,000            84,874
                                                                   ____________

                                                                     17,332,400
                                                                   ____________
Energy - 1.14%
     Anadarko Petroleum
          5.95% 9/15/16                               185,000           187,559
          6.45% 9/15/36                             1,005,000         1,029,971
     Bluewater Finance
          10.25% 2/15/12                              165,000           167,888
   # Brigham Exploration 144A
          9.625% 5/1/14                                50,000            49,000
     Canadian Natural Resources
          6.50% 2/15/37                             1,130,000         1,149,358
   # Canadian Oil Sands 144A
          4.80% 8/10/09                               155,000           152,195
     Compton Petroleum
          7.625% 12/1/13                              100,000            97,000
   # Hilcorp Energy 144A
          9.00% 6/1/16                                250,000           259,375
   # Mariner Energy 144A
          7.50% 4/15/13                               200,000           192,000
     Nexen 5.875% 3/10/35                             110,000           105,230
   # Pan American Energy 144A
          7.75% 2/9/12                                485,000           486,213
   # PetroHawk Energy 144A
          9.125% 7/15/13                              450,000           454,500
   # Ras Laffan LNG III 144A
          5.832% 9/30/16                              250,000           251,388
          5.838% 9/30/27                              500,000           483,851
   ~ Secunda International
          13.507% 9/1/12                              170,000           177,863
   # TNK-BP Finance 144A
          7.50% 7/18/16                             1,595,000         1,669,214
     USX 9.125% 1/15/13                                15,000            17,901
     Valero Energy
          6.125% 4/15/07                               40,000            40,126
     Weatherford International
          4.95% 10/15/13                               20,000            19,257
     Whiting Petroleum
          7.25% 5/1/13                                230,000           226,550
                                                                   ____________

                                                                      7,216,439
                                                                   ____________
Finance Companies - 1.97%
   ~ American Express
          6.80% 9/1/66                                615,000           650,458
     American General Finance
          4.875% 5/15/10                              650,000           640,671
          4.875% 7/15/12                            1,015,000           988,514
          5.625% 8/17/11                              900,000           910,904
     FINOVA Group
          7.50% 11/15/09                              836,400           238,374
     FTI Consulting
          7.625% 6/15/13                              250,000           253,750
     #FTI Consulting 144A
          7.75% 10/1/16                               150,000           152,250
     GE Capital UK Funding
          4.625% 1/18/16                GBP           165,000           295,795
     General Electric Capital
          5.125% 1/28/14                SEK         3,500,000           511,587
     HSBC Finance
          4.625% 9/15/10                USD           630,000           617,687
   ~ HSBC Finance Capital Trust IX
          5.911% 11/30/35                             500,000           500,759
     International Lease Finance
          4.625% 6/2/08                               160,000           158,352
   # Mantis Reef 144A
          4.692% 11/14/08                           1,100,000         1,080,866
   ~ Nelnet 7.40% 9/29/36                             590,000           591,392

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


                                                  Principal          Market
                                                  Amount o        Value (U.S.$)
________________________________________________________________________________

Corporate Bonds (continued)
________________________________________________________________________________

Finance Companies (continued)
     Residential Capital
          5.125% 5/17/12                EUR           325,000       $   416,404
          6.00% 2/22/11                 USD           315,000           314,915
          6.125% 11/21/08                             570,000           572,513
          6.375% 6/30/10                              257,000           260,241
          6.375% 5/17/13                GBP           190,000           359,920
          6.50% 4/17/13                 USD         1,340,000         1,362,622
          6.875% 6/30/15                              725,000           754,320
  #~ Residential Capital 144A
          7.337% 4/17/09                              440,000           442,285
  #~ Swiss Re Capital I 144A
          6.854% 5/29/49                              430,000           442,975
                                                                   ____________

                                                                     12,517,554
                                                                   ____________
Industrial - Other - 0.28%
     Adesa 7.625% 6/15/12                             350,000           346,500
   # Baker & Taylor 144A
          11.50% 7/1/13                               200,000           198,000
   # Knowledge Learning 144A
          7.75% 2/1/15                                145,000           136,300
   # Mobile Services Group 144A
          9.75% 8/1/14                                225,000           231,750
     Mueller Group
          10.00% 5/1/12                               178,000           194,243
   { Mueller Holdings
          14.75% 4/15/14                              199,000           176,115
   # RBS Global & Rexnord 144A
          9.50% 8/1/14                                200,000           204,000
     Trimas 9.875% 6/15/12                            300,000           279,000
                                                                   ____________

                                                                      1,765,908
                                                                   ____________
Insurance - 2.45%
     21st Century Insurance
          5.90% 12/15/13                              275,000           275,254
   # ASIF Global Financing 144A
          3.85% 11/26/07                               42,000            41,354
     ASIF III 0.95% 7/15/09             JPY        45,000,000           380,876
   # Farmers Exchange Capital
          144A 7.05% 7/15/28            USD           555,000           570,437
   # Farmers Insurance Exchange
          144A
          6.00% 8/1/14                                140,000           139,492
          8.625% 5/1/24                               615,000           730,380
  #~ Great West Life & Annuity
          Insurance 144A
          7.153% 5/16/46                              235,000           244,494
     Hartford Financial Services
          Group 5.663% 11/16/08                       305,000           307,263
   # Liberty Mutual 144A
          5.75% 3/15/14                                90,000            88,639
          6.70% 8/15/16                               265,000           275,733
     Marsh & McLennan
          5.15% 9/15/10                               380,000           374,721
          5.375% 3/15/07                              210,000           209,894
        ~ 5.64% 7/13/07                               400,000           400,001
     MetLife 5.00% 6/15/15                            260,000           252,150
   # Metropolitan Life Global
          Funding 144A
          4.25% 7/30/09                               450,000           439,289
   # Nationwide Mutual Insurance
          144A 7.875% 4/1/33                          355,000           416,551
   # Nippon Life Insurance 144A
          4.875% 8/9/10                               345,000           338,478
   # NLV Financial 144A
          6.50% 3/15/35                               720,000           676,290
 /#~ North Front Pass Through
          Trust 144A
          5.81% 12/15/24                              500,000           492,029
  #~ Oil Insurance 144A
          7.558% 12/29/49                           2,295,000         2,353,323
   ~ Reinsurance Group
          6.75% 12/15/65                              815,000           794,360
     Safeco Capital Trust I
          8.072% 7/15/37                              300,000           315,729
     St. Paul Travelers
          5.01% 8/16/07                               355,000           352,915
   # Symetra Financial 144A
          6.125% 4/1/16                               785,000           791,735
/#~  Twin Reefs Pass Through Trust
          144A 6.33% 12/31/49                         600,000           601,049
   # UnumProvident Finance 144A
          6.85% 11/15/15                              270,000           277,554
     WellPoint
          4.25% 12/15/09                              140,000           135,951
          5.85% 1/15/36                               570,000           554,767
     Willis Group
          5.125% 7/15/10                              575,000           565,743
          5.625% 7/15/15                              190,000           182,605
  #~ ZFS Finance USA 144A
          6.15% 12/15/65                              500,000           498,050
          6.45% 12/15/65                            1,495,000         1,481,253
                                                                   ____________

                                                                     15,558,359
                                                                   ____________
Natural Gas - 0.71%
     Copano Energy
          8.125% 3/1/16                                75,000            76,313
     El Paso Natural Gas
          7.625% 8/1/10                               495,000           512,324
   # El Paso Performance-Linked
          Trust 144A
          7.75% 7/15/11                               175,000           180,688
     El Paso Production
          7.75% 6/1/13                                150,000           154,125
     Enterprise Products Operating
          4.00% 10/15/07                              125,000           123,130
          4.625% 10/15/09                             410,000           401,011
          4.95% 6/1/10                                310,000           303,479
          5.00% 3/1/15                                327,000           307,177
          7.50% 2/1/11                                317,000           338,376
        ~ 8.375% 8/1/66                               725,000           764,404

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


                                                  Principal          Market
                                                  Amount o        Value (U.S.$)
________________________________________________________________________________

Corporate Bonds (continued)
________________________________________________________________________________

Natural Gas (continued)
     Inergy Finance
          6.875% 12/15/14               USD            90,000       $    86,625
          8.25% 3/1/16                                 75,000            78,000
     Kinder Morgan Finance
          5.35% 1/5/11                                455,000           442,935
   # MarkWest Energy 144A
          8.50% 7/15/16                                50,000            50,625
     Oneok 5.51% 2/16/08                              335,000           335,238
     Valero Logistics Operations
          6.05% 3/15/13                               350,000           355,411
                                                                   ____________

                                                                      4,509,861
                                                                   ____________
Real Estate - 0.30%
     American Real Estate Partners
          8.125% 6/1/12                               365,000           375,950
     BF Saul REIT 7.50% 3/1/14                        330,000           336,600
     Developers Diversified Realty
          4.625% 8/1/10                                95,000            92,158
          5.25% 4/15/11                               100,000            99,241
          5.375% 10/15/12                             440,000           436,050
     ERP Operating 6.95% 3/2/11                        66,000            70,199
     HRPT Properties Trust
          5.75% 2/15/14                               230,000           229,556
     Rouse 7.20% 9/15/12                               75,000            77,079
     United Dominion Realty Trust
          3.90% 3/15/10                               205,000           196,379
                                                                   ____________

                                                                      1,913,212
                                                                   ____________
Technology - 0.36%
     Dell 6.55% 4/15/08                               150,000           152,679
   # iPayment 144A
          9.75% 5/15/14                               225,000           230,625
     MagnaChip Semiconductor
          8.00% 12/15/14                              675,000           413,438
     STATS ChipPAC
          7.50% 7/19/10                               275,000           275,000
     Sungard Data Systems
          9.125% 8/15/13                               20,000            20,800
          10.25% 8/15/15                              764,000           790,739
   # Telcordia Technologies 144A
          10.00% 3/15/13                              375,000           251,250
   # UGS Capital II PIK 144A
          10.38% 6/1/11                               125,000           127,500
                                                                   ____________

                                                                      2,262,031
                                                                   ____________
Transportation - 0.96%
     American Airlines
          6.817% 5/23/11                              320,000           314,800
          6.977% 5/23/21                              138,479           132,940
          7.377% 5/23/19                              295,304           272,049
     Continental Airlines
          6.503% 6/15/11                              390,000           397,234
   # Erac USA Finance 144A
          5.30% 11/15/08                              100,000            99,691
          5.90% 11/15/15                              536,000           541,725
          6.20% 11/1/16                               615,000           634,117
          7.35% 6/15/08                               380,000           392,091
     Grupo Transportacion
          Ferroviaria Mexicana de C.V.
          9.375% 5/1/12                               200,000           213,000
          10.25% 6/15/07                              125,000           128,438
   { H-Lines Finance Holdings
          11.00% 4/1/13                               391,000           346,035
   # Hertz 144A
          8.875% 1/1/14                               140,000           147,350
          10.50% 1/1/16                                55,000            60,775
     Horizon Lines 9.00% 11/1/12                      179,000           185,265
     Kansas City Southern Railway
          9.50% 10/1/08                               175,000           182,875
  ++ Northwest Airlines
          7.041% 4/1/22                               108,507           107,897
     OMI 7.625% 12/1/13                               315,000           319,725
     Red Arrow International
     Leasing 8.375% 3/31/12             RUB        29,891,231         1,151,464
     Seabulk International
          9.50% 8/15/13                 USD            90,000            98,550
     Stena 9.625% 12/1/12                             325,000           351,000
                                                                   ____________

                                                                      6,077,021
                                                                   ____________
Total Corporate Bonds
     (cost $196,254,300)                                            198,102,913
                                                                   ____________
________________________________________________________________________________

Foreign Agencies - 1.02%
________________________________________________________________________________

Austria - 0.11%
     Oesterreichesche Kontrollbank
          1.80% 3/22/10                 JPY        82,000,000           716,086
                                                                   ____________

                                                                        716,086
                                                                   ____________
Cayman Islands - 0.13%
     Petrobras International
          Finance 6.125% 10/6/16        USD           835,000           831,301
                                                                   ____________

                                                                        831,301
                                                                   ____________
Germany - 0.49%
     KFW
          1.75% 3/23/10                 JPY        44,000,000           383,609
          3.50% 7/4/21                  EUR           581,000           698,289
          4.75% 12/7/10                 GBP           202,000           374,467
          4.95% 10/14/14                CAD           209,000           194,938
          8.25% 9/20/07                 ISK        20,000,000           274,141
     Rentenbank 1.375% 4/25/13          JPY       135,000,000         1,143,426
                                                                   ____________

                                                                      3,068,870
                                                                   ____________
Mexico - 0.13%
     Pemex Project Funding
          Master Trust
          6.625% 6/15/35                USD           476,000           468,265
   # Pemex Project Funding
          Master Trust 144A
          6.625% 6/15/35                USD           340,000           334,475
                                                                   ____________

                                                                        802,740
                                                                   ____________

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


                                                  Principal          Market
                                                  Amount o        Value (U.S.$)
________________________________________________________________________________

Foreign Agencies (continued)
________________________________________________________________________________

Sweden - 0.12%
     Swedish Export Credit
          10.50% 9/30/15                TRY         1,500,000       $   758,666
                                                                    ___________

                                                                        758,666
                                                                    ___________
Ukraine - 0.04%
     Exim of Ukraine
          7.75% 9/23/09                 USD           270,000           272,325
                                                                    ___________

                                                                        272,325
                                                                    ___________
Total Foreign Agencies
     (cost $6,980,037)                                                6,449,988
                                                                    ___________
________________________________________________________________________________

Municipal Bonds - 2.80%
________________________________________________________________________________

     Allentown, Pennsylvania
          3.98% 10/1/11 (AMBAC)                       320,000           305,226
     Aruba Airport Authority
          Series A 7.70% 1/1/13
          (MBIA)                                      166,000           175,094
     Augusta, Georgia Water &
          Sewer Revenue
          5.25% 10/1/39 (FSA)                         260,000           279,037
     California State
          5.00% 2/1/33                                 60,000            62,329
          5.00% 2/1/33                                  5,000             5,183
     California State University
          Systemwide Revenue
          5.00% 11/1/30 (AMBAC)                       195,000           206,216
     College Park, Georgia Revenue
          Series A
          5.557% 1/1/09 (FGIC)                      1,585,000         1,602,640
     Colorado Department of
          Transportation Revenue
          Series B 5.00% 12/15/12
          (FGIC)                                       85,000            91,547
     Delaware River Port Authority
          Series A 7.54% 1/1/13
          (FSA)                                       805,000           902,349
     Escondido, California
          Revenue (Wastewater
          Capital Projects) Series B
          5.75% 9/1/25 (MBIA)                         565,000           570,876
     Fairfield, California Pension
          Obligation Series B
          5.42% 6/1/34 (AMBAC)                        765,000           739,526
     Hoboken, New Jersey General
          Obligation Taxable Series B
          4.26% 2/1/10 (MBIA)                         325,000           316,960
          5.33% 2/1/18 (MBIA)                         335,000           337,643
     Hoboken, New Jersey
          Refunding Taxable Pension
          6.50% 4/1/26 (MBIA)                          25,000            27,831
     Illinois State Taxable Pension
          5.10% 6/1/33                                120,000           115,212
     Industry Urban Development
          Agency Series 1A
          4.50% 5/1/10 (MBIA)                         195,000           190,531
     La Quinta, California
          Redevelopment Agency
          Tax Allocation Project #1
          5.45% 9/1/13 (AMBAC)                        560,000           561,187
          6.24% 9/1/23 (AMBAC)                        230,000           240,297
     Los Angeles, California
          Community
          Redevelopment
          Series B
          5.83% 12/1/17 (FSA)                         635,000           655,974
          Series D
          5.60% 7/1/18 (MBIA)                          80,000            80,517
          6.02% 9/1/21 (MBIA)                         950,000           976,002
     Massachusetts Health &
          Education Facilities
          Authority Revenue Series A
          5.00% 7/15/36                               355,000           376,083
     Metropolitan Washington,
          District of Columbia
          Airport Authority Series C
          4.62% 10/1/10 (FGIC)                         15,000            14,817
     New Jersey Economic
          Development Authority
          Revenue Cigarette Tax
          5.75% 6/15/29                               100,000           107,562
     New York City, New York
          Transitional Finance
          Authority 5.19% 8/1/16                    1,570,000         1,568,084
     New York State Urban
          Development Series A-1
          5.25% 3/15/34 (FGIC)                        125,000           133,678
     Oregon State Taxable Pension
          5.892% 6/1/27                                65,000            68,283
     Sacramento County, California
          Public Finance Authority
          Revenue (Housing Tax
          County Project) Series B
          3.82% 12/1/08 (FGIC)                         65,000            63,640
          5.18% 12/1/13 (FGIC)                        105,000           103,989
     San Diego, California
          Redevelopment Tax
          Allocation Series C
          5.81% 9/1/19 (XLCA)                         645,000           658,706
     Sisters of Providence
          Obligated Group
          7.47% 10/1/07 (MBIA)                      1,459,000         1,489,886
     South Texas Detention
          Complex Local
          Development Corporation
          Revenue 4.92% 2/1/14
          (MBIA)                                    1,150,000         1,132,198
     Trenton, New Jersey General
          Obligation 5.40% 4/1/23
          (FSA)                                     1,265,000         1,258,851

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


                                                  Principal          Market
                                                  Amount o        Value (U.S.$)
________________________________________________________________________________

Municipal Bonds (continued)
________________________________________________________________________________

     University Enterprises Series B
          5.42% 10/1/37 (FGIC)          USD         1,455,000       $ 1,408,148
     Waterbury, Connecticut Series B
          5.43% 4/1/09 (FSA)                          329,000           328,757
     West Virginia Economic
          Development Authority
          5.37% 7/1/20 (MBIA)                         590,000           590,802
                                                                   ____________
Total Municipal Bonds
     (cost $17,684,076)                                              17,745,661
                                                                   ____________
________________________________________________________________________________

Non-Agency Asset-Backed Securities - 3.83%
________________________________________________________________________________

   # Aegis Asset Backed Securities
          Trust Series 2005-3N N1
          144A 4.75% 8/25/35                          140,918           140,501
     Capital One Auto Finance
          Trust Series 2003-A A4A
          2.47% 1/15/10                                12,668            12,550
     Centex Home Equity
          Series 2002-A AF6
          5.54% 1/25/32                                55,036            54,844
     Citibank Credit Card Issuance
          Trust Series 2003-A7 A7
          4.15% 7/7/17                                 65,000            60,797
     Countrywide Asset-Backed
          Certificates
        # Series 2004-BC1N Note
          144A 5.50% 4/25/35                            3,600             3,555
        ~ Series 2005-7 AF2
          4.367% 11/25/35                           1,465,000         1,448,896
        ~ Series 2006-4 2A2
          5.51% 7/25/36                               935,000           936,580
        ~ Series 2006-11 1AF3
          6.05% 9/25/46                               770,000           780,527
        ~ Series 2006-11 1AF6
          6.15% 9/25/46                             1,450,000         1,484,903
        ~ Series 2006-15 A3
          5.689% 10/25/46                             170,000           170,869
        ~ Series 2006-15 A6
          5.826% 10/25/46                           2,285,000         2,309,209
          Series 2006-S3 A2
          6.085% 6/25/21                              490,000           496,016
        ~ Series 2006-S6 A1
          5.44% 3/25/34                             1,570,000         1,569,996
     Credit-Based Asset Service
          and Securitization
          Series 2004-CB4 A3
          4.632% 5/25/35                               81,262            80,974
          Series 2005-CB8 AF1B
          5.451% 12/25/35                             326,800           325,340
        # Series 2006-SL1 A2 144A
          5.556% 9/25/36                              450,000           450,404
   # Drive Auto Receivables Trust
          Series 2005-2 A2 144A
          4.12% 1/15/10                             1,044,643         1,037,219
   # Dunkin Securitization
          Series 2006-1 A2 144A
          5.779% 6/20/31                              345,000           350,803
   # Encore Credit Receivables
          NIM Trust Series 2005- 4
          Note 144A 4.50% 1/25/36                     286,447           284,790
   ~ GMAC Mortgage Loan Trust
          Series 2006-HE3 A2
          5.75% 10/25/36                              180,000           180,369
     Honda Automobile
          Receivables Owners Trust
          Series 2004-2 A4
          3.81% 10/15/09                               70,000            68,801
  #~ MASTR Specialized Loan Trust
          Series 2005-2 A2 144A
          5.006% 7/25/35                              371,364           363,356
   # MBNA Master Credit Card
          Trust Series 2000-D C 144A
          8.40% 9/15/09                               110,000           111,672
   ~ Merrill Lynch Mortgage
          Investors Series 2005-NCB
          A1A 5.451% 7/25/36                          410,047           408,208
     Mid-State Trust
          Series 2004-1 A
          6.005% 8/15/37                               52,629            53,531
          Series 2005-1 A
          5.745% 1/15/40                              274,229           274,914
     MMCA Automobile Trust
          Series 2002-2 B
          4.67% 3/15/10                               140,156           139,700
     New Century Home Equity
          Loan Trust Series 2005-A
          A2 4.461% 8/25/35                           918,410           909,647
   ~ Option One Mortgage Loan
          Trust Series 2005-4 A3
          5.59% 11/25/35                              235,000           235,590
     Ownit Mortgage Loan Asset
          Backed Certificates
          Series 2006-2 A2B
          5.633% 1/25/37                              170,000           169,932
   # Park Place Securities NIM
          Trust Series 2005-WCH1 A
          144A 4.00% 2/25/35                           12,137            12,123
     Renaissance Home Equity
          Loan Trust
          Series 2005-4 A2
          5.399% 2/25/36                              235,000           234,192
          Series 2005-4 A3
          5.565% 2/25/36                              150,000           150,189
          Series 2006-3 AF1
          5.917% 11/25/36                           2,305,000         2,304,309
          Series 2006-3 AF2
          5.58% 11/25/36                            2,305,000         2,303,617
   ~ Residential Asset Mortgage
          Products Series 2004-RZ2
          AI3 4.30% 1/25/31                           101,696           100,640

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


                                                  Principal          Market
                                                  Amount o        Value (U.S.$)
________________________________________________________________________________

Non-Agency Asset-Backed Securities (continued)
________________________________________________________________________________

   ~ Residential Funding Mortgage
          Securities II Series 2005-HI2
          A1 5.47% 5/25/35              USD           116,948       $   116,955
   # Securitized Asset Backed NIM
          Trust Series 2005-FR4
          144A 6.00% 1/25/36                          689,602           686,899
     Structured Asset Securities
          Series 2001-SB1 A2
          3.375% 8/25/31                              134,074           120,275
        ~ Series 2005-NC1 A7
          5.56% 2/25/35                                64,730            64,788
     Terwin Mortgage Trust Series
          2005-14HE AF2
          4.849% 8/25/36                            2,022,000         1,999,672
     Vanderbilt Mortgage Finance
          Series 2001-A A4
          7.235% 6/7/28                               198,638           207,616
     WFS Financial Owner Trust
          Series 2005-1 D
          4.09% 8/17/12                               494,988           487,726
     Whole Auto Loan Trust Series
          2003-1 B 2.24% 3/15/10                      612,289           609,590
                                                                   ____________
Total Non-Agency Asset Backed
     Securities (cost $24,285,799)                                   24,313,084
                                                                   ____________
________________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations - 18.08%
________________________________________________________________________________

     ABN Amro Mortgage
          Series 2003-4 A5
          4.75% 3/25/33                               591,355           585,648
   ~ Adjustable Rate Mortgage Trust
          Series 2005-10 3A31
          5.427% 1/25/36                            1,145,000         1,129,246
          Series 2006-2 1A4
          5.774% 5/25/36                            1,440,000         1,458,042
     Bank of America Alternative
          Loan Trust
          Series 2003-10 2A1
          6.00% 12/25/33                               21,959            21,952
          Series 2004-2 1A1
          6.00% 3/25/34                                69,421            69,399
          Series 2004-10 1CB1
          6.00% 11/25/34                              249,210           250,088
          Series 2005-3 2A1
          5.50% 4/25/20                               169,361           168,620
          Series 2005-5 2CB1
          6.00% 6/25/35                               382,524           382,285
          Series 2005-6 7A1
          5.50% 7/25/20                               512,127           509,566
          Series 2005-9 5A1
          5.50% 10/25/20                              506,140           503,293
   ~ Bank of America Funding
          2006-G 3A2
          5.75% 7/20/36                             1,530,000         1,522,133
     Bank of America Mortgage
          Securities
          Series 2003-2 1A11
          5.50% 4/25/33                             1,245,000         1,243,487
        ~ Series 2003-J 2A8
          4.183% 11/25/33                           1,150,000         1,128,308
          Series 2004-3 1A2O
          4.25% 4/25/34                               537,630           530,846
        ~ Series 2004-G 2A3
          4.232% 8/25/34                              118,876           118,330
          Series 2005-9 2A1
          4.75% 10/25/20                              534,316           525,028
        ~ Series 2005-A 1A1
          4.01% 2/25/35                               123,921           123,030
   ~ Bear Stearns Adjustable Rate
          Mortgage Trust
          Series 2005-4 2A3
          4.45% 8/25/35                               770,000           751,554
          Series 2005-7 1A2
          4.75% 8/25/35                               198,676           194,534
          Series 2006-1 1A1
          4.625% 2/25/36                            3,212,598         3,152,733
   ~ Bear Stearns Alternative-A
          Trust
          Series 2006-3 33A1
          6.205% 5/25/36                              590,796           599,307
          Series 2006-3 34A1
          6.217% 5/25/36                              288,016           292,215
          Series 2006-4 23A5
          6.246% 8/25/36                              511,779           517,378
     Bear Stearns Asset Backed
          Securities Series 2005-AC8
          A5 5.50% 11/25/35                           542,051           536,880
     Cendant Mortgage Trust
          Series 2003-1 A6
          5.50% 2/25/33                                22,423            22,299
          Series 2004-1 A3
          5.50% 2/25/34                               709,667           707,743
     Chase Mortgage Finance
          Series 2003-S8 A2
          5.00% 9/25/18                               865,811           856,315
          Series 2004-S3 2A1
          5.25% 3/25/34                               585,886           581,886
        ~ Series 2005-A1 3A1
          5.275% 12/25/35                             936,966           929,354
     Citicorp Mortgage Securities
          Series 2003-3 A4
          5.50% 3/25/33                               142,496           141,864
          Series 2004-1 1A1
          5.25% 1/25/34                             1,817,665         1,805,452
          Series 2004-8 1A1
          5.50% 10/25/34                              814,885           817,699

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)

                                                  Principal          Market
                                                  Amount o        Value (U.S.$)
________________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations (continued)
________________________________________________________________________________

     Citigroup Mortgage Loan Trust
          Series 2004-NCM2 1CB2
          6.75% 8/25/34                 USD           256,859       $   261,435
        ~ Series 2006-AR2 1A2
          5.555% 3/25/36                            2,009,594         2,013,807
        ~ Series 2006-AR5 1A3A
          5.96% 7/25/36                             1,420,683         1,436,138
     Citimortgage Alternative Loan
          Trust 2006-A2 A1
          6.00% 5/25/36                             1,483,376         1,493,878
     Countrywide Alternative Loan
          Trust
          Series 2002-11 A4
          6.25% 10/25/32                              539,117           538,063
          Series 2003-21T1 A2
          5.25% 12/25/33                            1,019,190         1,010,883
          Series 2004-1T1 A2
          5.50% 2/25/34                             1,138,454         1,131,854
          Series 2004-14T2 A6
          5.50% 8/25/34                             1,019,708         1,013,617
          Series 2004-28CB 6A1
          6.00% 1/25/35                               704,193           703,533
          Series 2004-35T2 A1
          6.00% 2/25/35                               556,597           556,812
          Series 2004-J1 1A1
          6.00% 2/25/34                                33,883            33,789
          Series 2004-J2 7A1
          6.00% 12/25/33                               53,829            53,510
        ~ Series 2004-J7 1A2
          4.673% 8/25/34                               91,201            90,461
          Series 2005-43 4A3
          5.758% 10/25/35                             694,512           690,128
        ~ Series 2005-63 3A1
          5.896% 11/25/35                             584,930           585,625
          Series 2006-2CB A3
          5.50% 3/25/36                               431,990           433,922
          Series 2006-19CB A15
          6.00% 8/25/36                             2,834,215         2,842,417
          Series 2006-25CB A8
          6.00% 10/25/36                            1,483,230         1,486,856
   / Countrywide Home Loan
          Mortgage Pass Through Trust
        ~ Series 2003-21 A1
          4.079% 5/25/33                               17,546            17,275
          Series 2005-29 A1
          5.75% 12/25/35                            1,859,661         1,851,111
          Series 2006-1 A2
          6.00% 3/25/36                               456,484           456,428
        ~ Series 2006-HYB3 3A1A
          6.124% 5/20/36                              609,227           617,119
     Credit Suisse First Boston
          Mortgage Securities
          Series 2003-29 5A1
          7.00% 12/25/33                               18,715            18,913
          Series 2004-1 3A1
          7.00% 2/25/34                                 9,795             9,905
     Deutsche Bank Alternative
          Loan Trust 2006-AB4 A1
          5.98% 8/25/36                             2,470,000         2,470,000
  #~ Deutsche Mortgage Securities
          Series 2005-WF1 1A3 144A
          5.038% 6/26/35                            1,720,000         1,667,876
   ~ First Horizon Asset Securities
          Series 2004-AR5 4A1
          5.682% 10/25/34                              83,206            82,853
          Series 2005-AR2 2A1
          5.128% 6/25/35                              964,317           959,523
     General Motors Acceptance
          Corporation Mortgage
          Loan Trust
        ~ Series 2005-AR2 4A
          5.185% 5/25/35                              483,519           472,935
          Series 2006-J1 A1
          5.75% 4/25/36                             2,223,902         2,235,042
   # GSMPS Mortgage Loan Trust
          144A
          Series 1998-3 A
          7.75% 9/19/27                                34,638            36,341
          Series 1999-3 A
          8.00% 8/19/29                                55,506            58,602
          Series 2005-RP1 1A3
          8.00% 1/25/35                               477,207           505,866
          Series 2005-RP1 1A4
          8.50% 1/25/35                               221,747           235,186
          Series 2006-RP1 1A2
          7.50% 1/25/36                               561,707           586,961
   ~ GSR Mortgage Loan Trust
          Series 2005-AR6 4A5
          4.552% 9/25/35                            1,200,000         1,170,801
          Series 2006-AR1 2A4
          5.194% 1/25/36                            2,215,000         2,199,458
   ~ Indymac Index Mortgage
          Loan Trust
          Series 2005-AR25 1A21
          5.882% 12/25/35                             542,226           543,141
          Series 2006-AR1 A1
          5.964% 8/25/36                            1,419,331         1,429,510
          Series 2006-AR2 1A1A
          5.55% 4/25/46                               686,713           687,278
          Series 2006-AR7 5A1
          6.159% 5/25/36                              376,777           381,422
   ~ JPMorgan Mortgage Trust
          Series 2005-A6 1A2
          5.151% 9/25/35                              605,000           605,922
          Series 2006-A2 2A4
          5.768% 4/25/36                            2,025,000         2,051,528
          Series 2006-A3 7A1
          4.581% 4/25/35                            2,068,276         2,033,487

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


                                                  Principal          Market
                                                  Amount o        Value (U.S.$)
________________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations (continued)
________________________________________________________________________________

     Lehman Mortgage Trust
          Series 2005-2 2A3
          5.50% 12/25/35                USD           469,130       $   469,446
   ~ MASTR Adjustable Rate
          Mortgages Trust Series
          2003-6 1A2
          2.862% 12/25/33                              37,361            37,798
     MASTR Alternative Loans Trust
          Series 2003-6 3A1
          8.00% 9/25/33                                20,153            20,656
          Series 2003-9 1A1
          5.50% 12/25/18                               19,485            19,387
          Series 2004-3 8A1
          7.00% 4/25/34                                36,198            36,331
          Series 2004-5 6A1
          7.00% 6/25/34                               302,837           306,970
          Series 2005-3 7A1
          6.00% 4/25/35                               222,152           222,488
     MASTR Asset Securitization
          Trust
          Series 2003-9 2A7
          5.50% 10/25/33                              586,821           572,701
          Series 2003-11 6A12
          4.75% 12/25/33                              370,000           367,451
          Series 2004-4 2A1
          5.00% 4/25/34                             1,125,217         1,110,360
   # MASTR Reperforming Loan
          Trust 144A
          Series 2005-1 1A5
          8.00% 8/25/34                               204,317           216,038
          Series 2005-2 1A4
          8.00% 5/25/35                               643,288           681,885
   ~ Merrill Lynch Mortgage
          Investors Trust
          Series 2005-A5 A2
          4.566% 6/25/35                              460,000           447,781
          Series 2005-A9 2A1C
          5.17% 12/25/35                            2,435,000         2,417,232
          Series 2006-A1 1A1
          5.907% 3/25/36                              664,416           670,408
     Morgan Stanley Mortgage
          Loan Trust Series 2006-2
          6A 6.50% 2/25/36                            256,298           259,822
     Nomura Asset Acceptance
          Series 2005-WF1 2A2
          4.786% 3/25/35                              475,000           467,879
        ~ Series 2006-AF1 1A2
          6.159% 5/25/36                              500,000           504,942
   # Novastar NIM Trust Series
          2005-N1 Note 144A
          4.777% 10/26/35                             144,273           143,851
     Prime Mortgage Trust Series
          2004-CL1 1A1
          6.00% 2/25/34                                54,337            54,558
     Residential Accredit Loans
          Series 2002-QS17 CB1
          6.00% 11/25/32                              972,462           980,060
          Series 2004-QS2 CB
          5.75% 2/25/34                               154,628           152,936
          Series 2005-QS9 A6
          5.50% 6/25/35                               155,000           151,495
          Series 2006-QS4 A2
          6.00% 4/25/36                             2,150,313         2,158,632
     Residential Asset Mortgage
          Products
          Series 2004-SL1 A3
          7.00% 11/25/31                               22,169            22,505
          Series 2004-SL4 A3
          6.50% 7/25/32                               121,063           123,169
          Series 2005-SL1 A2
          6.00% 5/25/32                               249,469           256,480
   ~ Residential Funding Mortgage
          Security I Series 2006-SA3
          3A1 6.093% 9/25/36                          583,886           588,448
   ~ Structured Adjustable Rate
          Mortgage Loan Trust
          Series 2004-18 5A
          5.50% 12/25/34                              117,116           115,872
          Series 2005-18 1A1
          5.683% 9/25/35                              887,483           888,986
          Series 2005-18 9A1
          5.25% 9/25/35                               772,027           764,727
          Series 2005-21 6A3
          5.40% 11/25/35                            1,065,000         1,040,970
          Series 2005-3XS A2
          5.58% 1/25/35                               424,035           424,257
          Series 2006-1 5A1
          5.25% 2/25/36                             1,531,678         1,522,074
          Series 2006-1 7A4
          5.62% 2/25/36                             1,305,000         1,288,694
     Structured Asset Securities
        ~ Series 2002-22H 1A
          6.96% 11/25/32                               19,005            19,385
          Series 2004-5H A2
          4.43% 12/25/33                              354,304           350,756
          Series 2004-12H 1A
          6.00% 5/25/34                               176,846           176,735
          Series 2005-6 4A1
          5.00% 5/25/35                               671,306           641,937
     Washington Mutual
          Series 2002-S8 2A1
          4.50% 1/25/18                                87,317            86,716
        ~ Series 2004-AR5 A6
          3.847% 6/25/34                              555,000           536,435
        ~ Series 2004-AR9 A7
          4.161% 8/25/34                              701,000           681,680
          Series 2004-CB3 1A
          6.00% 10/25/34                              239,072           238,848
          Series 2004-CB3 4A
          6.00% 10/25/19                              130,791           132,185

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)



                                                  Principal           Market
                                                  Amount o        Value (U.S.$)
________________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations (continued)
________________________________________________________________________________

     Washington Mutual (continued)
        ~ Series 2005-AR16 1A3
          5.114% 12/25/35               USD         1,225,000      $  1,213,984
        ~ Series 2005-AR18 1A3A
          5.271% 1/25/36                            2,200,000         2,193,894
        ~ Series 2006-AR2 1A1
          5.327% 3/25/37                            1,877,186         1,872,506
        ~ Series 2006-AR7 1A
          5.738% 7/25/46                              350,410           350,273
        ~ Series 2006-AR10 1A1
          5.98% 9/25/36                               622,719           628,419
        ~ Series 2006-AR12 1A2
          5.849% 10/25/36                           1,560,000         1,569,811
   / Washington Mutual
          Alternative Mortgage Pass
          Through Certificates
          Series 2005-1 5A2
          6.00% 3/25/35                               127,575           126,984
          Series 2005-1 6A2
          6.50% 3/25/35                                28,819            29,018
          Series 2005-9 3CB
          5.50% 10/25/20                              537,709           537,689
          Series 2006-2 2CB
          6.50% 3/25/36                               397,418           402,262
          Series 2006-5 2CB3
          6.00% 7/25/36                               543,790           549,790
          Series 2006-5 LB1
          6.00% 7/25/36                               244,581           243,740
        ~ Series 2006-AR5 3A
          5.372% 7/25/46                              394,403           394,850
     Wells Fargo Mortgage Backed
          Securities Trust
        ~ Series 2004-I 1A1
          3.379% 7/25/34                              180,221           181,092
        ~ Series 2004-T A1
          3.461% 9/25/34                              264,353           263,960
          Series 2005-12 1A7
          5.50% 11/25/35                              664,602           642,795
          Series 2005-14 2A1
          5.50% 12/25/35                              230,729           224,312
          Series 2005-17 1A1
          5.50% 1/25/36                               569,621           555,025
          Series 2005-17 1A2
          5.50% 1/25/36                               526,175           515,688
        ~ Series 2005-AR13 A1
          5.312% 5/25/35                            1,689,000         1,652,070
        ~ Series 2005-AR16 4A2
          4.992% 10/25/35                           1,610,000         1,592,801
          Series 2006-1 A3
          5.00% 3/25/21                               710,879           694,884
          Series 2006-2 3A1
          5.75% 3/25/36                               593,411           585,437
          Series 2006-3 A1
          5.50% 3/25/36                             1,336,264         1,333,351
          Series 2006-6 1A3
          5.75% 5/25/36                             1,560,700         1,565,630
        ~ Series 2006-AR4 1A1
          5.868% 4/25/36                              826,651           826,643
        ~ Series 2006-AR4 2A1
          5.789% 4/25/36                              555,344           553,617
        ~ Series 2006-AR5 2A1
          5.544% 4/25/36                              352,567           353,521
        ~ Series 2006-AR10 5A1
          5.606% 7/25/36                            1,987,405         1,989,611
        ~ Series 2006-AR11 A6
          5.539% 8/25/36                            2,330,000         2,335,690
        ~ Series 2006-AR17 A1
          5.346% 10/25/36                           4,424,000         4,403,206
                                                                    ___________
Total Non-Agency Collateralized
     Mortgage Obligations
     (cost $114,386,021)                                            114,692,244
                                                                   ____________

________________________________________________________________________________

Regional Agencies - 1.72%
________________________________________________________________________________

Australia - 1.72%
     New South Wales Treasury
          5.50% 8/1/14                  AUD          7,157,000        5,222,301
          5.50% 3/1/17                  AUD          1,900,000        1,385,030
          6.00% 5/1/12                  AUD          2,690,000        2,009,389
     Queensland Treasury
          6.00% 10/14/15                AUD          3,050,000        2,315,015
Total Regional Agencies
     (cost $11,080,312)                                              10,931,735
                                                                   ____________

________________________________________________________________________________

Regional Authorities - 0.12%
________________________________________________________________________________

Canada - 0.12%
     Hydro Quebec
          9.40% 2/1/21                   USD            35,000            49,137
          10.50% 10/15/21                CAD           128,000           187,556
     Ontario Province
          1.875% 1/25/10                 JPY        13,000,000           113,672
          4.50% 3/8/15                   CAD           218,000           198,982
          5.375% 12/2/12                 CAD           201,000           192,367
                                                                    ____________

Total Regional Authorities
     (cost $718,889)                                                     741,714
                                                                    ____________

________________________________________________________________________________

<< Senior Secured Loans - 1.01%
________________________________________________________________________________

   @ Avis Capital Rental1
          6.35% 4/19/12                 USD           166,357           165,525
   @ AWAS Capital Tranche B
          11.00% 3/21/13                              539,030           543,072
   @ Georgia Pacific Loan
          Tranche B
          6.687% 12/20/12                           1,191,000         1,191,000
          Tranche C
          7.693% 12/23/13                             800,000           810,000
   @ HealthSouth 8.15% 3/10/13                      1,496,250         1,505,602
     LA Petite 2nd Lien
          12.61% 2/17/13                              200,000           202,500

Statements                                            Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


                                                    Principal        Market
                                                    Amount o      Value (U.S.$)
________________________________________________________________________________

<< Senior Secured Loans (continued)
________________________________________________________________________________

   @ United Airlines Bank Loan
          Tranche B
          8.125% 2/1/12                 USD            62,188       $    63,120
          8.625% 2/1/12                             1,022,363         1,037,698
   @ Visteon 8.18% 6/13/13                            300,000           300,188
   @ Windstream Term Loan B
          7.27% 7/17/13                               615,000           618,075
                                                                   ____________

Total Senior Secured Loans
     (cost $6,422,235)                                                6,436,780
                                                                   ____________

________________________________________________________________________________

Sovereign Agencies - 0.28%
________________________________________________________________________________

France - 0.06%
     Caisse d'Amortissement de la
          Dette Sociale
          3.625% 4/25/16                EUR           292,000           364,441
                                                                   ____________

                                                                        364,441
                                                                   ____________
Japan - 0.22%
     Development Bank of Japan
          1.70% 9/20/22                 JPY        97,000,000           794,754
     Japan Finance Corporation
          for Municipal Enterprises
          2.00% 5/9/16                  JPY        70,000,000           611,283
                                                                    ____________

                                                                       1,406,037
                                                                    ____________

Total Sovereign Agencies
     (cost $1,807,917)                                                 1,770,478
                                                                    ____________

________________________________________________________________________________

Sovereign Debt - 6.35%
________________________________________________________________________________

Argentina - 0.15%
     Republic of Argentina
        ~ 5.59% 8/3/12                  USD           587,000           406,720
          8.28% 12/31/33                USD           545,123           524,681
                                                                   ____________

                                                                        931,401
                                                                   ____________
Austria - 0.08%
     Republic of Austria
          5.25% 1/4/11                  EUR           372,000           501,612
                                                                   ____________

                                                                        501,612
                                                                   ____________
Brazil - 0.96%
     Federal Republic of Brazil
          6.00% 8/15/10                 BRL         5,563,695         2,300,629
          8.00% 1/15/18                 USD           504,000           554,904
          8.25% 1/20/34                 USD           215,000           247,788
          8.75% 2/4/25                  USD           830,000           990,605
          12.50% 1/5/16                 BRL         1,126,000           523,034
          12.50% 1/5/22                 BRL         2,265,000         1,046,899
   # Federal Republic of Brazil
          144A 6.00% 8/15/10            BRL           989,192           409,038
                                                                   ____________

                                                                      6,072,897
                                                                   ____________
Colombia - 0.45%
     Republic of Colombia
          7.375% 1/27/17                USD           325,000           339,625
          7.375% 9/18/37                USD           730,000           740,950
          9.75% 4/9/11                  USD           154,817           169,137
          12.00% 10/22/15               COP     3,362,000,000         1,613,092
                                                                   ____________

                                                                      2,862,804
                                                                   ____________
Dominican Republic - 0.07%
   # Dominican Republic 144A
          8.625% 4/20/27                USD           423,000           456,840
                                                                   ____________

                                                                        456,840
                                                                   ____________
El Salvador - 0.04%
     Republic of El Salvador
          7.65% 6/15/35                 USD           255,000           274,890
                                                                   ____________

                                                                        274,890
                                                                   ____________
France - 0.27%
     France Government O.A.T.
          4.00% 4/25/55                 EUR           469,000           608,890
     French Treasury Note
          2.75% 3/12/08                 EUR           906,000         1,135,043
                                                                   ____________

                                                                      1,743,933
                                                                   ____________
Germany - 0.50%
     Deutschland Republic
          4.75% 7/4/08                  EUR           904,000         1,168,389
          6.25% 1/4/24                  EUR           720,000         1,182,775
     Deutschland Republic Inflation
          Linked 1.50% 4/15/16          EUR           646,358           808,603
                                                                   ____________

                                                                      3,159,767
                                                                   ____________
Indonesia - 0.07%
   # Republic of Indonesia 144A
          6.875% 3/9/17                 USD           424,000           435,660
                                                                   ____________

                                                                        435,660
                                                                   ____________
Japan - 0.48%
     Japan Government
          5 yr. Bond 1.50% 6/20/11      JPY        11,000,000            94,925
          10 yr. Bond 1.90% 6/20/16     JPY       134,100,000         1,160,485
          20 yr. Bond 2.30% 6/20/26     JPY       139,750,000         1,210,333
     Japanese Government
          CPI Linked Bond
          0.80% 3/10/16                 JPY        69,939,600           579,292
                                                                   ____________

                                                                      3,045,035
                                                                   ____________
Malaysia - 0.18%
     Malaysian Government
          3.756% 4/28/11                MYR         2,394,000           644,105
          7.00% 3/15/09                 MYR         1,613,000           466,962
                                                                   ____________

                                                                      1,111,067
                                                                   ____________
Mexico - 0.41%
     Mexican Bonos
          9.00% 12/20/12                MXN        13,764,000         1,303,101
          10.00% 12/5/24                MXN         6,840,000           709,663
     Mexican Government
          5.625% 1/15/17                USD           330,000           326,865
          6.625% 3/3/15                 USD           251,000           267,315
                                                                   ____________

                                                                      2,606,944
                                                                   ____________
Norway - 0.50%
     Norwegian Government
          5.00% 5/15/15                 NOK         4,500,000           733,711
          6.00% 5/16/11                 NOK        10,297,000         1,710,029
          6.50% 5/15/13                 NOK         4,303,000           753,069
                                                                   ____________

                                                                      3,196,809
                                                                   ____________

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


                                                  Principal          Market
                                                    Amount        Value (U.S.$)
________________________________________________________________________________

Sovereign Debt (continued)
________________________________________________________________________________

Panama - 0.12%
     Republic of Panama
          7.125% 1/29/26                USD           504,000       $   530,460
          7.25% 3/15/15                 USD           225,000           241,313
                                                                   ____________

                                                                        771,773
                                                                   ____________
Peru - 0.06%
     Republic of Peru
          8.75% 11/21/33                USD           330,000           405,900
                                                                   ____________

                                                                        405,900
                                                                   ____________
Philippines - 0.17%
     Republic of Philippines
          8.25% 1/15/14                 USD           475,000           519,531
   # Republic of Philippines 144A
          8.75% 10/7/16                 USD           500,000           567,500
                                                                   ____________

                                                                      1,087,031
                                                                   ____________
Poland - 0.24%
     Poland Government
          6.00% 11/24/10                PLN         2,326,000           761,002
          6.25% 10/24/15                PLN         2,297,000           773,292
                                                                   ____________

                                                                      1,534,294
                                                                   ____________
Republic of Korea - 0.17%
     Government of South Korea
          4.83% 5/10/08                 KRW      1,002,000,00         1,062,594
                                                                   ____________

                                                                      1,062,594
                                                                   ____________
Sweden - 0.40%
     Sweden Government
          1.00% 4/1/12                  SEK         5,920,000           792,559
          3.00% 7/12/16                 SEK         4,130,000           533,870
          5.00% 12/1/20                 SEK         2,570,000           402,638
          5.50% 10/8/12                 SEK         5,355,000           805,134
                                                                   ____________

                                                                      2,534,201
                                                                   ____________
Turkey - 0.13%
     Republic of Turkey
          7.00% 9/26/16                 USD           465,000           458,025
          7.25% 3/15/15                 USD           342,000           345,420
                                                                   ____________

                                                                        803,445
                                                                   ____________
United Kingdom - 0.46%
     U.K. Treasury
          4.25% 3/7/11                  GBP           690,000         1,267,916
          4.75% 3/7/20                  GBP           201,000           387,644
          5.00% 3/7/12                  GBP           108,000           205,515
          5.75% 12/7/09                 GBP           140,000           269,559
          8.00% 6/7/21                  GBP           160,000           412,791
          9.00% 7/12/11                 GBP           170,000           376,247
                                                                   ____________

                                                                      2,919,672
                                                                   ____________
Uruguay - 0.08%
     Republic of Uruguay
          7.625% 3/21/36                USD           338,000           338,845
          8.00% 11/18/22                USD           135,000           143,100
                                                                   ____________

                                                                        481,945
                                                                   ____________
Venezuela - 0.36%
     Venezuela Government
          5.75% 2/26/16                 USD           980,000           899,639
          6.00% 12/9/20                 USD           877,000           788,862
          9.375% 1/13/34                USD           465,000           575,903
                                                                   ____________

                                                                      2,264,404
                                                                   ____________

Total Sovereign Debt
     (cost $40,027,365)                                              40,264,918
                                                                   ____________

________________________________________________________________________________

Supranational Banks - 0.74%
________________________________________________________________________________

     Asian Development Bank
          0.50% 10/9/12                 AUD           497,000           269,285
     European Investment Bank
          1.40% 6/20/17                 JPY       144,300,000         1,190,939
          4.00% 10/15/37                EUR         1,268,000         1,589,543
          4.25% 12/7/10                 GBP           396,000           721,531
     Inter-American Development
          Bank 1.90% 7/8/09             JPY        88,000,000           767,888
   ^ International Bank for
          Reconstruction &
          Development
          7.099% 8/20/07                NZD           313,000           191,869
                                                                   ____________
Total Supranational Banks
     (cost $4,724,474)                                                4,731,055
                                                                   ____________

________________________________________________________________________________

U.S. Treasury Obligations - 9.89%
________________________________________________________________________________

     U.S. Treasury Bonds
          4.50% 2/15/36                 USD           300,000           287,555
          6.00% 2/15/26                            12,628,000        14,452,166
          8.125% 8/15/19                            2,787,000         3,676,229
     U.S. Treasury Inflation Index
          Notes
          2.00% 1/15/26                               533,104           511,447
          2.375% 4/15/11                              287,045           287,437
          2.50% 7/15/16                                70,418            71,848
       oo 3.00% 7/15/12                               628,094           651,868
     U.S. Treasury Notes
          3.625% 4/30/07                            9,564,000         9,491,524
          4.25% 11/15/13                           12,884,000        12,606,698
          4.50% 9/30/11                             5,875,000         5,854,349
          4.625% 8/31/11                            3,585,000         3,590,044
          4.875% 8/31/08                              150,000           150,463
          4.875% 8/15/16                            9,933,000        10,123,902
   ^ U.S. Treasury Strip
          4.152% 11/15/13                           1,385,000         1,001,219
                                                                   ____________
Total U.S. Treasury Obligations
     (cost $61,931,048)                                              62,756,749
                                                                   ____________

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


                                                    Principal        Market
                                                    Amount o      Value (U.S.$)
________________________________________________________________________________

Convertible Bonds - 0.00%
________________________________________________________________________________

   # Charter Communications 144A
          5.875% 11/16/09 exercise
          price $2.42, expiration
          date 11/16/09                 USD             7,000      $      6,344
                                                                   ____________
Total Convertible Bonds
     (cost $6,681)                                                        6,344
                                                                   ____________

                                                    Number of
                                                    Shares
________________________________________________________________________________

Common Stock - 0.03%
________________________________________________________________________________

   + Charter Communications
          Class A                                       5,800             8,816
   + Foster Wheeler                                     1,044            40,288
   + Mirant                                             5,254           143,487
                                                                   ____________

Total Common Stock
     (cost $133,472)                                                    192,591
                                                                   ____________

________________________________________________________________________________

Preferred Stock - 0.04%
________________________________________________________________________________

     Arch Capital Group 8.00%                           5,809           154,519
     Nexen 7.35%                                        3,225            82,883
                                                                   ____________
Total Preferred Stock
     (cost $231,880)                                                    237,402
                                                                   ____________

________________________________________________________________________________

Warrant - 0.10%
________________________________________________________________________________

   + Argentina GDP Linked
          Security, expiration date
          12/15/35                                  6,229,000           610,442
                                                                   ____________
Total Warrant
     (cost $474,835)                                                    610,442
                                                                   ____________

                                                  Principal
                                                  Amount o
________________________________________________________________________________

Repurchase Agreements - 6.83%
________________________________________________________________________________

     With BNP Paribas
          5.00% 10/2/06
          (dated 9/29/06, to
          be repurchased at
          $23,961,980, collateralized
          by $11,401,000
          U.S. Treasury Notes
          2.625% due 5/15/08,
          market value $11,135,839,
          $5,447,000 U.S. Treasury
          Notes 2.75% due 8/15/07,
          market value $5,364,039
          and $7,981,000
          U.S. Treasury Notes
          3.875% due 5/15/09,
          market value $7,947,768)      USD        23,952,000        23,952,000
     With Cantor Fitzgerald
          5.00% 10/2/06
          (dated 9/29/06, to
          be repurchased at
          $9,695,038, collateralized
          by $7,286,000
          U.S. Treasury Notes
          3.375% due 9/15/09,
          market value $7,052,867
          and $2,850,000
          U.S. Treasury Notes
          4.00% due 6/15/09,
          market value $2,837,995)                  9,691,000         9,691,000
     With UBS Warburg
          4.98% 10/2/06
          (dated 9/29/06, to
          be repurchased at
          $9,695,022, collateralized
          by $10,092,000
          U.S. Treasury Bills due
          3/1/07, market value
          $9,890,140)                               9,691,000         9,691,000
                                                                   ____________
Total Repurchase Agreements
     (cost $43,334,000)                                              43,334,000
                                                                   ____________
Total Market Value of Securities - 104.03%
     (cost $657,715,617)                                            660,061,929

Liabilities Net of Receivables and
     Other Assets - (4.03%)                                         (25,576,199)
                                                                   ____________
Net Assets Applicable to 70,746,934
     Shares Outstanding - 100.00%                                  $634,485,730
                                                                   ____________
Net Asset Value - Optimum Fixed Income Fund Class A
     ($52,374,784 / 5,839,680 Shares)                                     $8.97
                                                                          _____
Net Asset Value - Optimum Fixed Income Fund Class B
     ($9,514,751 / 1,060,206 Shares)                                      $8.97
                                                                          _____
Net Asset Value - Optimum Fixed Income Fund Class C
     ($207,626,682 / 23,127,216 Shares)                                   $8.98
                                                                          _____
Net Asset Value - Optimum Fixed Income Fund Institutional
     Class ($364,969,513 / 40,719,832 Shares)                             $8.96
                                                                          _____
Components of Net Assets at September 30, 2006:
Shares of beneficial interest
     (unlimited authorization - no par)                            $629,211,195
Undistributed net investment income                                   9,665,129
Accumulated net realized loss on investments                         (7,066,322)
Net unrealized appreciation of investments
     and foreign currencies                                           2,675,728
                                                                   ____________

Total net assets                                                   $634,485,730
                                                                   ____________

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


________________________________________________________________________________

o Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
COP - Colombian Peso
EUR - European Monetary Unit
GBP - British Pound Sterling
ISK - Iceland Krona
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysia Ringgit
NOK - Norwegian Kroner
NZD - New Zealand Dollar
PLN - Polish Zlotych
RUB - Russian Rubles
SEK - Swedish Krona
TRY - Turkish Lira
USD - United States Dollar
ZAR - South African Rand


 + Non-income producing security for the period ended September 30, 2006.

++ Non-income producing security. Security is currently in default.

 ~ Variable rate security. The interest rate shown is the rate as of September
   30, 2006.

 ^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

 { Step coupon bond. Indicates security that has a zero coupon that remains in effect)until a predetermined date at which time the stated interest rate becomes effective.

 ; Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at September 30, 2006.

 } Security is currently in default. The issue has missed the maturity date.
   Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

 # Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2006, the aggregate amount of Rule 144A securities equals $59,705,835, which represented 9.41% of the Fund's net assets. See Note 9 in "Notes to Financial Statements."

 @ Illiquid security. At September 30, 2006, the aggregate amount of illiquid securities equals $7,103,125, which represented 1.12% of the Fund's net assets. See Note 9 in "Notes to Financial Statements."

oo Fully or partially pledged as collateral for financial futures contracts.

 / Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

<< Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

________________________________________________________________________________

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
CPI - Consumer Price Index
CPN - Interest Coupon Only
FGIC - Insured by the Financial Guaranty Insurance Company FSA - Insured by Financial Security Assurance
GDP - Gross Domestic Product
GNMA - Government National Mortgage Association
GSMPS - Goldman Sachs Reperforming Mortgage Securities
MBIA - Insured by the Municipal Bond Insurance Association NIM - Net Interest Margin
O.A.T - Obligation Assimilable au Tresor (Treasury Security)
PIK - Pay-in-Kind
REIT - Real Estate Investment Trust
S.F. - Single Family
TBA - To be announced
XLCA - Insured by XL Capital Assurance
yr - Year

Net Asset Value and Offering Price per Share -
     Optimum Fixed Income Fund

Net asset value Class A (A)                                               $8.97
Sales charge (4.50% of offering price) (B)                                 0.42
                                                                          _____

Offering price                                                            $9.39
                                                                          _____

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, futures contracts, and swap agreements were outstanding at September 30, 2006:

Foreign Currency Exchange Contracts (1)



                              In                                  Unrealized
Contracts to                Exchange           Settlement        Appreciation
Receive (Deliver)             For                 Date          (Depreciation)
_________________       ________________       __________       ______________

AUD (14,291,460)        USD  10,746,328         10/27/06           $102,279
AUD     540,000         JPY (46,976,760)        10/27/06              2,771
EUR    (915,000)        USD   1,164,173         10/27/06              2,077
EUR      59,042         JPY  (8,848,900)        10/27/06               (250)
EUR     447,733         ISK (40,391,000)        10/27/06             (3,805)
EUR     483,279         NZD    (951,000)        10/27/06             (6,046)
EUR     815,119         NOK  (6,724,000)        10/27/06              3,170
EUR     350,000         PLN  (1,395,398)        10/27/06             (1,782)
EUR   1,769,026         GBP  (1,185,000)        10/27/06             27,178
GBP    (686,070)        USD   1,280,872         10/27/06             (4,176)
JPY  13,200,000         USD    (111,923)         10/2/06               (159)
JPY  33,000,000         CAD    (316,510)        10/27/06             (2,826)
JPY  72,951,318         NZD    (958,700)         12/1/06               (428)
JPY 299,848,157         EUR  (2,014,739)        10/27/06             (9,408)
NOK   3,003,410         SEK  (3,347,000)        10/27/06              3,270
NZD     650,000         JPY (49,786,750)        10/27/06                348
SEK   3,952,033         EUR    (425,000)        10/27/06                697
ZAR   2,637,390         CAD    (380,000)        10/27/06             (2,394)
                                                                   ________

                                                                   $110,516
                                                                   ________

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


________________________________________________________________________________

Futures Contracts (2)

                                                                   Unrealized
Contracts to        Notional Cost                   Expiration   Appreciation
Buy (Sell)           (Proceeds      Notional Value     Date     (Depreciation)
__________________  ______________  ______________  __________  ______________

315 U.S. Treasury
     5 year Notes   USD33,132,867   USD33,237,422    12/31/06       $104,555
81 U.S. Treasury
     10 year Notes      8,663,851       8,753,063    12/31/06         89,212
(16) U.S. Treasury
     long Bond         (1,780,542)     (1,798,500)   12/31/06        (17,958)
                                                                    ________

                                                                    $175,809
                                                                    ________

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

Swap Agreements (3)

Notional       Expiration                                          Unrealized
Amount            Date                 Description                Appreciation
__________     __________     _______________________________     ____________

$2,430,000      2/1/07        Agreement with State Street              $39,527
                              to receive the notional amount
                              multiplied by the return on the
                              Lehman Brothers Commercial
                              MBS Index AAA and to pay the
                              notional amount multiplied by
                              the 6 month BBA LIBOR adjusted
                              by a spread of plus 0.05%.


Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related unrealized amounts shown above.

(1) See Note 6 in "Notes to Financial Statements."

(2) See Note 7 in "Notes to Financial Statements."

(3) See Note 8 in "Notes to Financial Statements."


See accompanying notes

Statements                                        Optimum International Fund
                                                  September 30, 2006 (Unaudited)
     OF NET ASSETS (CONTINUED)


                                                  Number of          Market
                                                   Shares         Value (U.S.$)
________________________________________________________________________________

Common Stock - 95.98% |
________________________________________________________________________________

Australia - 5.49%
     Amcor                                            234,104       $ 1,296,282
     Coles Myer                                       194,081         2,081,353
     Foster's Group                                   558,806         2,681,939
     Macquarie Airports                               129,500           296,285
     National Australia Bank                          117,251         3,206,894
     Promina Group                                     39,700           175,448
     Telstra                                          573,620         1,585,989
     Wesfarmers                                        41,532         1,081,144
                                                                   ____________

                                                                     12,405,334
                                                                   ____________
Austria - 0.50%
     OMV                                                3,100           160,612
     Voestalpine                                       23,200           958,132
                                                                   ____________

                                                                      1,118,744
                                                                   ____________
Belgium - 2.21%
     Fortis Group                                      39,900         1,619,488
     Fortis Group (Amsterdam Exchange)                 67,728         2,748,132
     KBC Groep                                          6,000           631,844
                                                                   ____________

                                                                      4,999,464
                                                                   ____________
Brazil - 0.91%
     Gerdau ADR                                        31,250           423,438
     Petroleo Brasiliero ADR                           12,117         1,015,767
     Unibanco ADR                                       2,800           207,200
     Usinas Siderurgicas de Minas Gerais
          Preferred Class A                            13,500           401,396
                                                                   ____________

                                                                      2,047,801
                                                                   ____________
Canada - 1.88%
     Canadian Natural Resources                        13,700           624,360
   + Celestica                                         18,900           202,569
     EnCana                                             7,100           330,370
     ING Canada                                         7,900           393,958
     Metro Class A                                     15,600           468,942
     Nexen                                             13,200           705,614
     Royal Bank of Canada                               5,237           231,969
     Teck Cominco Class B                              10,800           676,359
     TELUS                                             10,800           604,858
                                                                   ____________

                                                                      4,238,999
                                                                   ____________
China - 0.27%
     China Petroleum & Chemical                       280,000           173,952
     China Telecom                                    437,230           158,265
     PetroChina                                       252,000           271,064
                                                                   ____________

                                                                        603,281
                                                                   ____________
Finland - 1.23%
     Sampo Class A                                     40,700           848,429
     UPM-Kymmene                                       81,400         1,934,253
                                                                      2,782,682
France - 12.23%
     Assurances Generales de France                     3,500           440,693
     BNP Paribas                                       20,740         2,231,412
     Carrefour                                         26,893         1,699,219
     Cie de Saint-Gobain                               30,728         2,228,690
     Credit Agricole                                   31,120         1,366,900
     France Telecom                                    83,957         1,926,880
     Renault                                           49,768         5,707,923
     Sanofi-Aventis                                    19,398         1,726,686
     Societe Generale                                  29,121         4,634,141
   + Suez Strip                                         9,260               117
     Total                                             86,136         5,652,158
                                                                   ____________

                                                                     27,614,819
                                                                   ____________
Germany - 7.46%
     Allianz                                            5,000           865,283
     Bayer                                             63,962         3,252,262
     Continental                                       15,393         1,788,074
     Deutsche Lufthansa                                60,400         1,279,006
     Deutsche Telekom                                  21,779           346,026
     E.ON                                              13,700         1,627,893
   + Epcos                                             13,300           202,373
     MAN                                                3,000           253,461
     Muenchener Rueckversicherungs                     11,200         1,771,650
     RWE                                               51,124         4,722,517
     TUI                                               35,400           730,764
                                                                   ____________

                                                                     16,839,309
                                                                   ____________
Hong Kong - 2.10%
     China Netcom Group                               162,500           291,600
     Hong Kong Electric Holdings                      336,500         1,574,377
     Kerry Properties                                  56,470           206,580
     Orient Overseas International                     48,000           195,311
     Sino Land                                        650,985         1,153,125
     Wharf Holdings                                   383,000         1,312,612
                                                                   ____________

                                                                      4,733,605
                                                                   ____________
Hungary - 0.08%
     Mol Magyar Olaj-es Gazipari GDR                    1,890           170,573
                                                                   ____________

                                                                        170,573
                                                                   ____________
India - 0.17%
     State Bank of India GDR                            7,130           395,656
                                                                   ____________

                                                                        395,656
                                                                   ____________
Israel - 0.09%
   + Mizrahi Tefahot Bank                              32,100           197,110
                                                                   ____________

                                                                        197,110
                                                                   ____________
Italy - 4.13%
     Banca Intesa                                     597,727         3,933,593
     Buzzi Unicem                                      34,900           825,322
     ENI                                               57,500         1,703,907
     Fondiaria-Sai                                     12,800           561,410
     UniCredito Italiano                              277,238         2,300,815
                                                                   ____________

                                                                      9,325,047
                                                                   ____________
Japan - 18.82%
     Canon                                             78,100         4,072,772
     Cosmo Oil                                         28,000           115,437
     East Japan Railway                                    86           601,363
     EDION                                             31,600           541,714
     Fanuc                                                 99             7,727
     Hitachi                                          153,000           892,419
     Honda Motor                                       23,800           799,882
     Isuzu Motors                                     241,000           789,562

Statements                                             Optimum Fixed Income Fund
     OF NET ASSETS (CONTINUED)


                                                  Number of          Market
                                                   Shares         Value (U.S.$)
________________________________________________________________________________

Common Stock (continued)
________________________________________________________________________________

Japan (continued)
     Itochu                                           101,000       $   782,349
     Japan Tobacco                                        388         1,507,657
     JFE Holdings                                      44,800         1,755,971
     Kao                                               61,000         1,626,667
     KDDI                                                 353         2,199,433
     Kobe Steel                                       166,000           521,363
     Leopalace21                                       15,395           561,714
   = Millea Holdings                                       71         1,238,180
     Mitsubishi                                        39,000           732,953
     Mitsubishi UFJ Financial Group                        36           463,238
     Mitsui & Company                                  56,000           712,059
     Mitsui Chemicals                                 149,000         1,072,170
     Mitsui OSK Lines                                 142,000         1,049,448
     Nippon Mining Holdings                           103,000           728,085
     Nippon Telegraph & Telephone                         241         1,183,323
     Nissan Motor                                      55,400           620,480
     Oki Electric Industry                            139,000           313,007
   ! ORIX                                               6,390         1,766,210
     Rengo                                             25,000           166,349
     Seiko Epson                                       18,400           501,570
     Sharp                                             65,000         1,114,286
     Sumitomo Heavy Industries                        119,000           996,326
     Sumitomo Metal Industries                        145,000           556,064
     Sumitomo Mitsui Financial Group                      173         1,816,043
     Takeda Pharmaceutical                             48,700         3,038,468
     Tokyo Electric Power                              26,700           768,508
     Tokyo Gas                                        118,000           591,374
     Toyota Motor                                     102,000         5,543,621
     West Japan Railway                                   176           752,423
                                                                   ____________

                                                                     42,500,215
                                                                   ____________
Luxembourg - 0.15%
     SES Global FDR                                    22,500           337,510
                                                                   ____________

                                                                        337,510
                                                                   ____________

Netherlands - 6.00%
     ABN AMRO Holding                                  33,954           990,234
     European Aeronautic Defence & Space               43,840         1,260,761
     ING Groep                                        153,325         6,744,295
     Koninklijke Philips Electronics                   16,920           593,648
     Mittal Steel                                      14,954           522,204
     Reed Elsevier                                    143,266         2,388,846
     Royal KPN                                         22,400           285,736
     Wolters Kluwer                                    28,900           753,792
                                                                   ____________

                                                                     13,539,516
                                                                   ____________
New Zealand - 0.53%
     Telecom of New Zealand                           422,794         1,200,784
                                                                   ____________

                                                                      1,200,784
                                                                   ____________
Philippines - 0.08%
   + Philippine Long Distance Telephone                 4,200           190,185
                                                                   ____________

                                                                        190,185
                                                                   ____________
Republic of Korea - 1.13%
     Honam Petrochemical                                2,900           180,829
     Hyundai Mobis                                      1,730           177,900
     Industrial Bank of Korea                          16,180           277,020
     Kookmin Bank                                       2,700           212,873
     POSCO                                              1,200           310,717
     POSCO ADR                                         14,400           934,991
     Samsung Electronics                                  360           252,632
     Shinhan Financial Group                            4,530           204,190
                                                                   ____________

                                                                      2,551,152
                                                                   ____________
Singapore - 1.01%
   + Flextronics International                        45,500           575,120
     Jardine Matheson Holdings                          4,400            80,520
     Neptune Orient Lines                              84,000           107,363
     Oversea-Chinese Banking                          370,800         1,529,193
                                                                   ____________

                                                                      2,292,196
                                                                   ____________
     South Africa - 0.65%
     Sanlam                                           121,610           267,034
     Sasol                                             25,350           833,336
     Standard Bank Group                               19,900           198,834
     Tiger Brands                                       9,876           179,448
                                                                   ____________

                                                                      1,478,652
                                                                   ____________
Spain - 4.61%
     Banco Santander Central Hispano                  143,518         2,269,301
     Iberdrola                                         59,325         2,655,411
     Repsol YPF                                        51,800         1,541,566
     Telefonica                                       227,797         3,948,533
                                                                   ____________

                                                                     10,414,811
                                                                   ____________
Switzerland - 1.57%
     Credit Suisse Group                               30,400         1,758,990
     Novartis                                           7,310           426,767
     Xstrata                                           33,220         1,370,876
                                                                   ____________

                                                                      3,556,633
                                                                   ____________
Taiwan - 1.40%
     AU Optronics                                     293,000           414,589
     Chunghwa Telecom ADR                              79,004         1,367,559
     HON HAI Precision Industry                        43,200           262,906
     Quanta Computer                                  179,500           256,970
     Siliconware Precision Industries                 246,000           293,105
     Taiwan Semiconductor Manufacturing               157,588           284,144
   + United Microelectronics                          504,000           282,368
                                                                   ____________

                                                                      3,161,641
                                                                   ____________
Thailand - 0.07%
     PTT PCL                                           27,800           159,851
                                                                   ____________

                                                                        159,851
                                                                   ____________
United Kingdom - 21.21%
     AstraZeneca                                       32,900         2,056,835
     Aviva                                            184,571         2,705,903
     BAE Systems                                      133,300           985,858
     Barclays                                         151,700         1,914,399
     BG Group                                         186,536         2,264,956
     BHP Billiton                                      28,000           483,366

Statements                                            Optimum International Fund
     OF NET ASSETS (CONTINUED)



                                                  Number of          Market
                                                   Shares         Value (U.S.$)
________________________________________________________________________________

Common Stock (continued)
________________________________________________________________________________

United Kingdom (continued)
     Boots                                            100,159      $  1,453,378
     BP                                               356,837         3,888,480
     British American Tobacco                          27,300           738,103
     Compass Group                                     65,712           329,736
     Corus Group                                       71,500           519,762
     Enterprise Inns                                   30,291           598,914
     GKN                                              181,424           976,607
     GlaxoSmithKline                                  119,981         3,196,719
     HBOS                                             284,285         5,626,209
     J Sainsbury                                      142,400         1,001,168
     Lloyds TSB Group                                 265,481         2,684,196
     Punch Taverns                                     32,300           586,626
     Rio Tinto                                         18,500           874,968
     Royal & Sun Alliance Insurance Group             196,443           548,037
     Royal Bank of Scotland Group                     148,047         5,100,402
     Royal Dutch Shell Class A                        128,254         4,223,399
     Unilever                                         105,465         2,602,620
     Vodafone Group                                   850,325         1,950,330
     Wolverhampton & Dudley Brew                       21,400           576,583
                                                                   ____________

                                                                     47,887,554
                                                                   ____________
Total Common Stock
     (cost $181,232,608)                                            216,743,124
                                                                   ____________
________________________________________________________________________________

Preferred Stock - 0.26%
________________________________________________________________________________

Republic of Korea - 0.26%
     Hyundai Motor                                      6,020           314,297
     Samsung Electronics                                  500           262,630
                                                                   ____________

Total Preferred Stock (cost $548,933)                                   576,927
                                                                   ____________

                                                  Principal
                                                    Amount
________________________________________________________________________________

Repurchase Agreements - 1.91%
________________________________________________________________________________

     With BNP Paribas 5.00% 10/2/06
          (dated 9/29/06, to be repurchased
          at $2,382,993, collateralized by
          $1,134,000 U.S. Treasury Notes
          2.625% due 5/15/08, market value
          $1,107,571, $542,000 U.S. Treasury
          Notes 2.75% due 8/15/07, market
          value $533,507 and $794,000
          U.S. Treasury Notes 3.875% due
          5/15/09, market value $790,485)          $2,382,000         2,382,000
     With Cantor Fitzgerald 5.00% 10/2/06
          (dated 9/29/06, to be repurchased
          at $964,402, collateralized by
          $725,000 U.S. Treasury Notes
          3.375% due 9/15/09, market value
          $701,478 and $283,000
          U.S. Treasury Notes 4.00% due
          6/15/09, market value $282,267)             964,000           964,000
     With UBS Warburg 4.98% 10/2/06
          (dated 9/29/06, to be repurchased
          at $964,400, collateralized by
          $1,004,000 U.S. Treasury Bills due
          3/1/07, market value $983,673)              964,000           964,000
                                                                   ____________

Total Repurchase Agreements
     (cost $4,310,000)                                                4,310,000
                                                                   ____________

Total Market Value of Securities - 98.15%
     (cost $186,091,541)                                            221,630,051

Receivables and Other Assets
     Net of Liabilities - 1.85%                                       4,181,093
                                                                   ____________
Net Assets Applicable to 16,108,611
     Shares Outstanding - 100.00%                                  $225,811,144
                                                                   ____________

Net Asset Value - Optimum International Fund Class A
     ($21,969,687 / 1,563,962 Shares)                                    $14.05
                                                                         ______
Net Asset Value - Optimum International Fund Class B
     ($4,810,320 / 347,881 Shares)                                       $13.83
                                                                         ______
Net Asset Value - Optimum International Fund Class C
     ($80,410,920 / 5,812,264 Shares)                                    $13.83
                                                                         ______
Net Asset Value - Optimum International Fund
     Institutional Class ($118,620,217 / 8,384,504 Shares)               $14.15
                                                                         ______
Components of Net Assets at September 30, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                            $183,894,195
Undistributed net investment income                                     520,382
Accumulated net realized gain on investments                          5,899,581
Net unrealized appreciation of investments
     and foreign currencies                                          35,496,986
                                                                   ____________

Total net assets                                                   $225,811,144
                                                                   ____________


+ Non-income producing security for the period ended September 30, 2006.

| Securities have been classified by country origin. Classification by type of business has been presented on page 5 in "Sector/Country Allocations."

! Passive Foreign Investment Company

= Security is being fair valued in accordance with the Fund's fair valuation policy. At September 30, 2006, the aggregate amount of fair valued securities equals $1,238,180, which represented 0.55% of the Fund's net assets. See
  Note 1 in "Notes to Financial Statements."

Summary of Abbreviations:

ADR - American Depositary Receipts
EUR - European Monetary Unit
FDR - Foreign Depositary Receipts
GBP - British Pounds Sterling
GDR - Global Depositary Receipts
JPY - Japanese Yen
USD - United States Dollar

Statements                                            Optimum International Fund
     OF NET ASSETS (CONTINUED)


________________________________________________________________________________

The following foreign currency exchange contracts were outstanding at September 30, 2006:

Foreign Currency Exchange Contracts (1)

Contracts to               In                                   Unrealized
Receive                  Exchange           Settlement         Appreciation
(Deliver)                  For                 Date           (Depreciation)
_______________        _____________        __________        ______________

EUR (1,096,513)        USD 1,391,255         10/02/06            $    790
EUR   (561,000)        USD   712,118         10/03/06                 682
GBP (2,511,000)        USD 4,681,571         10/31/06             (21,906)
JPY 14,162,000         USD  (120,221)        10/02/06                (311)
                                                                 ________

                                                                 $(20,745)
                                                                 ________
(1) See Note 6 in "Notes to Financial Statements."

Net Asset Value and Offering Price per Share -
     Optimum International Fund

Net asset value Class A (A)                                        $14.05
Sales charge (5.75% of offering price) (B)                           0.86
                                                                   ______

Offering price                                                     $14.91
                                                                   ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $75,000 or more.


See accompanying notes

Statements                                         Optimum Large Cap Growth Fund
                                                  September 30, 2006 (Unaudited)
     OF NET ASSETS (CONTINUED)


                                                  Number of          Market
                                                   Shares         Value (U.S.$)
________________________________________________________________________________

Common Stock - 96.16%
________________________________________________________________________________

Basic Industry/Capital Goods - 8.47%
     Air Products & Chemicals                           7,321      $    485,895
     Archer-Daniels-Midland                           123,235         4,668,142
     BHP Billiton (Australia)                         140,300         2,679,836
     Caterpillar                                       89,319         5,877,190
     Danaher                                           77,200         5,301,324
     Deere & Company                                   17,900         1,501,989
     Garmin                                            20,900         1,019,502
     General Electric                                 390,250        13,775,825
     Joy Global                                        12,300           462,603
     Monsanto                                         168,226         7,908,304
     Praxair                                           13,592           804,103
     Tyco International (Bermuda)                      80,600         2,255,994
     United Technologies                              125,751         7,966,326
                                                                   ____________

                                                                     54,707,033
                                                                   ____________
Business Services - 2.79%
     Accenture Limited Class A                        176,500         5,596,815
   + Affiliated Computer Services Class A              24,800         1,286,128
     Automatic Data Processing                         84,600         4,004,964
     First Data                                        26,600         1,117,200
     Grupo Televisa ADR                                90,200         1,917,652
     Rogers Communications Class B                     53,300         2,924,571
     Sysco                                             35,400         1,184,130
                                                                   ____________

                                                                     18,031,460
                                                                   ____________
Consumer Durables - 2.63%
     Harman International                              31,800         2,653,392
     KB HOME                                           62,025         2,716,695
     Lennar Class A                                   106,550         4,821,388
     Toyota Motor ADR                                  62,589         6,815,942
                                                                   ____________

                                                                     17,007,417
                                                                   ____________
Consumer Non-Durables - 12.06%
   + Amazon.com                                        55,900         1,795,508
     Best Buy                                          18,750         1,004,250
     Fastenal                                           9,900           381,843
     Heineken ADR                                     126,390         2,887,493
     Home Depot                                        80,550         2,921,549
     InBev (Belgium)                                   15,000           825,848
   + Kohl's                                            82,800         5,375,376
     Lowe's                                           272,689         7,651,653
     NIKE                                              20,000         1,752,400
     PepsiCo                                           69,508         4,536,092
     PETsMART                                          75,600         2,097,900
     Procter & Gamble                                 276,831        17,157,984
     Reckitt Benckiser (United Kingdom)                36,500         1,513,065
   + Starbucks                                        139,754         4,758,624
     Target                                           218,254        12,058,534
     Wal-Mart de Mexico ADR                            28,200           958,095
     Wal-Mart Stores                                  124,800         6,155,136
     Walgreen                                          71,479         3,172,953
     Whole Foods Market                                14,500           861,735
                                                                   ____________

                                                                     77,866,038
                                                                   ____________
Consumer Services - 7.97%
     Carnival                                          36,650         1,723,650
   + Comcast Class A                                  345,275        12,723,383
   + eBay                                              39,300         1,114,548
   + EchoStar Communications Class A                   35,700         1,168,818
     Four Seasons Hotels                               11,815           754,388
     International Game Technology                     45,450         1,886,175
   + Las Vegas Sands                                   81,053         5,539,973
   + Liberty Media - Capital Class A                   29,320         2,450,272
   + Liberty Media - Interactive Class A               96,600         1,968,708
   + MGM MIRAGE                                       191,571         7,565,139
     Station Casinos                                   39,223         2,268,266
   + Viacom Class B                                    63,000         2,342,340
   + Wynn Resorts                                      75,562         5,138,972
     Yum Brands                                        93,148         4,848,353
                                                                   ____________

                                                                     51,492,985
                                                                   ____________
Energy - 4.72%
     Baker Hughes                                      53,000         3,614,600
     EOG Resources                                     22,500         1,463,625
     Exxon Mobil                                       51,900         3,482,490
     Halliburton                                       34,739           988,325
     Murphy Oil                                        39,600         1,882,980
     Peabody Energy                                    77,512         2,850,891
     Schlumberger                                     199,402        12,368,906
     Total (France)                                    58,200         3,819,026
                                                                   ____________

                                                                     30,470,843
                                                                   ____________
Financials - 19.65%
     American Express                                 100,000         5,608,000
     American International Group                      80,700         5,347,182
     Anglo Irish Bank (Ireland)                       150,600         2,473,044
   + CB Richard Ellis Group Class A                    16,256           399,898
     Citigroup                                        111,000         5,513,370
     Countrywide Financial                             49,800         1,744,992
   + E Trade Financial                                117,000         2,798,640
     Erste Bank der oesterreichischen
          Sparkassen (Austria)                         39,600         2,465,448
     Franklin Resources                                23,800         2,516,850
     Genworth Financial                               130,371         4,564,289
     Goldman Sachs Group                              113,376        19,179,817
     Hartford Financial Services Group                 25,650         2,225,138
     Legg Mason                                        27,500         2,773,650
     Lehman Brothers Holdings                         141,211        10,429,844
     Morgan Stanley                                    40,300         2,938,273
     Northern Trust                                    41,400         2,419,002
     Progressive                                       88,064         2,161,091
     Prudential Financial                              39,400         3,004,250
     Schwab (Charles)                                 140,800         2,520,320
     SLM                                              102,550         5,330,549
     St. Joe                                           38,443         2,109,367
     State Street                                      61,560         3,841,344
   + TD Ameritrade Holding                             71,800         1,353,430
     UBS                                              239,012        14,175,801

Statements                                         Optimum Large Cap Growth Fund
     OF NET ASSETS (CONTINUED)


                                                  Number of          Market
                                                   Shares         Value (U.S.$)
________________________________________________________________________________

Common Stock (continued)
________________________________________________________________________________

Financials (continued)
     UBS (Switzerland)                                122,300      $  7,316,091
     UniCredito Italiano (Italy)                      278,800         2,313,778
     Wells Fargo                                      258,466         9,351,300
                                                                   ____________

                                                                    126,874,758
                                                                   ____________
Health Care - 16.86%
     Abbott Laboratories                               81,868         3,975,510
     Aetna                                             48,500         1,918,175
   + Amgen                                             68,380         4,891,221
   + Amylin Pharmaceuticals                           105,689         4,657,714
     Caremark Rx                                       90,800         5,145,636
   + Celgene                                           36,700         1,589,110
   + Genentech                                        220,434        18,229,892
   + Genzyme                                           63,163         4,261,608
   + Gilead Sciences                                   43,260         2,971,962
   + Humana                                            39,400         2,603,946
     Lilly (Eli)                                       17,400           991,800
   + Medco Health Solutions                            35,200         2,115,872
     Medtronic                                         78,750         3,657,150
     Novartis (Switzerland)                            62,400         3,642,994
     Pfizer                                            35,800         1,015,288
     Quest Diagnostics                                 49,047         2,999,715
     Roche Holding (Switzerland)                       19,875         3,436,480
   + Sepracor                                          29,900         1,448,356
   + St. Jude Medical                                  32,000         1,129,280
     Stryker                                           43,000         2,132,370
     UnitedHealth Group                               578,258        28,450,294
   + WellPoint                                         43,600         3,359,380
     Wyeth                                             34,600         1,759,064
   + Zimmer Holdings                                   37,000         2,497,500
                                                                   ____________

                                                                    108,880,317
                                                                   ____________
Technology - 15.91%
   + Adobe Systems                                     54,300         2,033,535
   + Amdocs                                            63,800         2,526,480
     America Movil ADR                                209,131         8,233,487
     Analog Devices                                    70,600         2,074,934
   + Apple Computer                                    34,300         2,642,129
     Applied Materials                                129,000         2,287,170
   + Cisco Systems                                    361,022         8,303,506
   + Corning                                           72,600         1,772,166
   + Crown Castle International                       101,300         3,569,812
   + Dell                                              58,900         1,345,276
   + EMC                                              151,900         1,819,762
     Ericsson LM Class B (Sweden)                     567,300         1,966,311
     General Dynamics                                 159,490        11,430,648
   + Google Class A                                    11,000         4,420,900
     Intel                                             61,100         1,256,827
   + Intuit                                            41,800         1,341,362
   + Juniper Networks                                 145,100         2,507,328
     Lockheed Martin                                  109,635         9,435,188
   + Marvell Technology Group                         178,500         3,457,545
     Maxim Integrated Products                        101,650         2,853,316
     Microsoft                                        205,150         5,606,750
     Motorola                                         139,020         3,475,500
     Nokia (Finland)                                   20,200           401,109
   + Oracle                                            91,700         1,626,758
     QUALCOMM                                          20,700           752,445
     Samsung Electronics (Republic of Korea)            2,129         1,494,036
     TELUS (Canada)                                    38,700         2,166,039
     Texas Instruments                                164,203         5,459,750
     Xilinx                                           115,600         2,537,420
   + Yahoo                                            157,200         3,974,016
                                                                   ____________

                                                                    102,771,505
                                                                   ____________
Transportation - 5.10%
     Burlington Northern Santa Fe                     159,196        11,691,355
     FedEx                                            106,296        11,552,249
     Southwest Airlines                               137,500         2,290,750
     Union Pacific                                     84,236         7,412,768
                                                                   ____________

                                                                     32,947,122
                                                                   ____________
Total Common Stock
(cost $558,470,952)                                                 621,049,478
                                                                   ____________

                                                  Principal
                                                    Amount
________________________________________________________________________________

Repurchase Agreements - 3.65%
________________________________________________________________________________

     With BNP Paribas 5.00% 10/2/06
          (dated 9/29/06, to be
          repurchased at $13,035,429,
          collateralized by $6,202,000
          U.S. Treasury Notes
          2.625% due 5/15/08, market
          value $6,057,975, $2,963,000
          U.S. Treasury Notes 2.75% due
          8/15/07, market value
          $2,918,075 and $4,342,000
          U.S. Treasury Notes 3.875% due
          5/15/09, market value
          $4,323,641)                           $  13,030,000        13,030,000
     With Cantor Fitzgerald
          5.00% 10/2/06 (dated 9/29/06,
          to be repurchased at
          $5,274,197, collateralized
          by $3,964,000 U.S. Treasury
          Notes 3.375% due 9/15/09,
          market value $3,836,809 and
          $1,551,000 U.S. Treasury Notes
          4.00% due 6/15/09, market value
          $1,543,889)                               5,272,000         5,272,000
     With UBS Warburg 4.98% 10/2/06
          (dated 9/29/06, to be
          repurchased at $5,274,188,
          collateralized by $5,490,000
          U.S. Treasury Bills due 3/1/07,
          market value $5,380,305)                  5,272,000         5,272,000
                                                                   ____________
Total Repurchase Agreements
    (cost $23,574,000)                                               23,574,000
                                                                   ____________

Statements                                         Optimum Large Cap Growth Fund
     OF NET ASSETS (CONTINUED)


________________________________________________________________________________

Total Market Value of Securities - 99.81%
     (cost $582,044,952)                                           $644,623,478

Receivables and Other Assets
     Net of Liabilities - 0.19%                                       1,199,861
                                                                   ____________
Net Assets Applicable to 57,366,773
     Shares Outstanding - 100.00%                                  $645,823,339
                                                                   ____________

Net Asset Value - Optimum Large Cap Growth Fund
     Class A ($49,178,536 / 4,372,114 Shares)                            $11.25
                                                                         ______
Net Asset Value - Optimum Large Cap Growth Fund
     Class B ($10,280,228 / 932,869 Shares)                              $11.02
                                                                         ______
Net Asset Value - Optimum Large Cap Growth Fund
     Class C ($180,701,675 / 16,401,587 Shares)                          $11.02
                                                                         ______
Net Asset Value - Optimum Large Cap Growth Fund
     Institutional Class ($405,662,900 / 35,660,203 Shares)              $11.38
                                                                         ______
Components of Net Assets at September 30, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                            $584,722,023
Net investment income                                                     4,505
Accumulated net realized loss on investments                         (1,480,390)
Net unrealized appreciation of investments
     and foreign currencies                                          62,577,201
                                                                   ____________

Total net assets                                                   $645,823,339
                                                                   ____________

+ Non-income producing security for the period ended September 30, 2006.

Summary of Abbreviations:

ADR - American Depositary Receipts
CHF - Swiss Franc

The following foreign currency exchange contracts were outstanding at September 30, 2006:

Foreign Currency Exchange Contracts (1)

Contracts to        In Exchange         Settlement          Unrealized
Receive                For                 Date            Depreciation
____________        ___________         __________         ____________

CHF 631,863         $(508,808)           10/2/06             $(3,424)
CHF 326,385          (262,163)           10/3/06              (1,081)
                                                             _______

                                                             $(4,505)
                                                             _______

(1) See Note 6 in "Notes to Financial Statements."

________________________________________________________________________________

Net Asset Value and Offering Price per Share -
     Optimum Large Cap Growth Fund

Net asset value Class A (A)                                      $11.25
Sales charge (5.75% of offering price) (B)                         0.69
                                                                 ______

Offering price                                                   $11.94
                                                                 ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $75,000 or more.


See accompanying notes

Statements                                        Optimum Large Cap Value Fund
                                                  September 30, 2006 (Unaudited)
     OF NET ASSETS (CONTINUED)


                                                 Number of          Market
                                                   Shares         Value (U.S.$)
________________________________________________________________________________

Common Stock - 96.94% \
________________________________________________________________________________

Consumer Discretionary - 7.31%
     Clear Channel Communications                     163,890      $  4,728,227
   + Comcast Class A                                  134,100         4,941,585
     Disney (Walt)                                     37,990         1,174,271
     Federated Department Stores                      121,950         5,269,460
     General Motors                                   154,900         5,151,974
   + Hanesbrands                                       52,478         1,181,280
     Hasbro                                            59,920         1,363,180
     Home Depot                                        31,780         1,152,661
     Johnson Controls                                  18,310         1,313,559
     Mattel                                            95,300         1,877,410
     New York Times Class A                            29,100           668,718
     NIKE                                              42,460         3,720,345
     Reader's Digest Association Class A               40,300           522,288
     Regal Entertainment Group Class A                354,900         7,034,117
     Sherwin-Williams                                  27,560         1,537,297
     Sony ADR                                          54,700         2,207,692
   + Viacom Class B                                    70,500         2,621,190
     WPP Group (United Kingdom)                        67,970           842,485
                                                                   ____________

                                                                     47,307,739
                                                                   ____________
Consumer Staples - 7.91%
     Altria Group                                     159,850        12,236,518
     Avon Products                                    176,400         5,408,424
     Diageo (United Kingdom)                          190,036         3,357,104
     Kellogg                                           78,690         3,896,729
     Kimberly-Clark                                    96,250         6,290,900
     Kraft Foods Class A                              238,350         8,499,561
     Nestle (Switzerland)                               7,895         2,752,895
     PepsiCo                                           25,240         1,647,162
     Sara Lee                                         419,830         6,746,668
     Tyson Foods Class A                               23,100           366,828
                                                                   ____________

                                                                     51,202,789
                                                                   ____________
Energy - 7.98%
     Apache                                            36,190         2,287,208
     BP ADR                                            38,420         2,519,584
     Chevron                                          154,322        10,009,325
     ConocoPhillips                                   212,880        12,672,745
     Devon Energy                                      48,610         3,069,722
     EOG Resources                                     32,200         2,094,610
     Exxon Mobil                                      114,760         7,700,396
     Hess                                              78,390         3,246,914
     Noble                                              8,150           523,067
     Total ADR                                        114,490         7,549,471
                                                                   ____________

                                                                     51,673,042
                                                                   ____________
Financials - 26.68%
     AFLAC                                             14,730           674,045
     Allstate                                         181,890        11,409,959
     American Express                                  54,850         3,075,988
     American International Group                      82,800         5,486,328
     Bank of America                                  285,503        15,294,395
     Bank of New York                                  93,120         3,283,411
     Capital One Financial                             58,600         4,609,476
     CapitalSource                                    157,900         4,076,978
     Chubb                                            150,240         7,806,470
     Citigroup                                        403,450        20,039,361
     Crescent Real Estate                             192,400         4,196,244
     Fannie Mae                                       202,910        11,344,697
     Franklin Resources                                16,650         1,760,738
     Freddie Mac                                       23,980         1,590,593
     Genworth Financial                                87,160         3,051,472
     Goldman Sachs Group                               65,100        11,012,967
     Hartford Financial Services Group                 39,490         3,425,758
     JPMorgan Chase & Co                              237,207        11,139,241
     Lehman Brothers Holdings                          35,250         2,603,565
     Mellon Financial                                  69,300         2,709,630
     Merrill Lynch                                    138,410        10,826,430
     MetLife                                          170,200         9,646,936
     PNC Financial Services Group                      64,800         4,694,112
     St. Paul Travelers                               163,313         7,657,747
     SunTrust Banks                                    88,620         6,848,554
     UBS (Switzerland)                                 74,639         4,464,969
                                                                   ____________

                                                                    172,730,064
                                                                   ____________
Health Care - 9.84%
     Abbott Laboratories                               38,870         1,887,527
     Aetna                                            120,800         4,777,640
   + Boston Scientific                                191,500         2,832,285
     Cigna                                             14,290         1,662,213
     Johnson & Johnson                                140,720         9,138,357
     Lilly (Eli)                                       45,760         2,608,320
     Merck & Co                                       122,740         5,142,806
     Pfizer                                           250,300         7,098,508
     Schering-Plough                                  186,600         4,121,994
   + Tenet Healthcare                                 589,700         4,800,158
   + Watson Pharmaceuticals                           181,200         4,742,004
   + WellPoint                                         25,800         1,987,890
     Wyeth                                            253,660        12,896,074
                                                                   ____________

                                                                     63,695,776
                                                                   ____________
Industrials - 11.21%
     Burlington Northern Santa Fe                      54,710         4,017,902
     Con-way                                           66,270         2,970,221
     Cooper Industries Class A                         22,300         1,900,406
     CSX                                              197,800         6,493,774
     Deere & Co                                        95,415         8,006,273
     Finning International (Canada)                     8,100           271,099
     Grainger (W.W.)                                   30,910         2,071,588
     Honeywell International                           51,500         2,106,350
     Illinois Tool Works                               13,760           617,824
     Lockheed Martin                                  132,100        11,368,527
     Masco                                            223,920         6,139,886
   + Nalco Holding                                     38,090           705,427
     Norfolk Southern                                  43,950         1,935,998
     Northrop Grumman                                 107,860         7,342,030
     Rockwell Automation                                2,800           162,680
     Tyco International                                26,890           752,651
     Union Pacific                                     63,000         5,544,000

Statements                                          Optimum Large Cap Value Fund
     OF NET ASSETS (CONTINUED)



                                                 Number of          Market
                                                   Shares         Value (U.S.$)
________________________________________________________________________________

Common Stock (continued)
________________________________________________________________________________

Industrials (continued)
     United Technologies                               77,060      $  4,881,751
     Waste Management                                 143,900         5,278,252
                                                                     72,566,639
Information Technology - 7.25%
     Accenture Limited Class A                        125,850         3,990,704
     Analog Devices                                    31,960           939,304
   + Cisco Systems                                     75,410         1,734,430
     Electronic Data Systems                          227,900         5,588,108
     Hewlett-Packard                                  233,900         8,581,791
     Intel                                            473,310         9,735,986
     International Business Machines                   72,400         5,932,456
   + Lucent Technologies                            1,226,600         2,870,244
   + Oracle                                           174,900         3,102,726
   + Sun Microsystems                                 729,200         3,624,124
   + Symantec                                          38,920           828,218
                                                                   ____________

                                                                     46,928,091
                                                                   ____________
Materials - 7.05%
     Air Products & Chemicals                          85,770         5,692,555
     Bowater                                            8,530           175,462
     Dow Chemical                                      62,930         2,453,011
     duPont (E.I.) deNemours                          152,800         6,545,952
     International Paper                               47,080         1,630,380
     Lyondell Chemical                                 44,200         1,121,354
     MeadWestvaco                                     219,900         5,829,549
     Packaging Corp of America                        387,600         8,992,321
     PPG Industries                                    64,220         4,307,878
     Praxair                                           35,230         2,084,207
   + Smurfit-Stone Container                           56,560           633,472
     Syngenta (Switzerland)                            23,520         3,547,562
     United States Steel                               45,200         2,607,136
                                                                   ____________

                                                                     45,620,839
                                                                   ____________
Telecommunications - 8.17%
     ALLTEL                                            90,900         5,044,950
     AT&T                                             308,600        10,048,015
     Bell Aliant Regional Communication
     Income Fund                                            1                16
     BCE                                              218,685         5,924,177
     Embarq                                            33,076         1,599,886
     Nokia ADR                                        435,500         8,574,995
   + Qwest Communications International               640,900         5,588,648
     Sprint Nextel                                    312,310         5,356,117
     Verizon Communications                           126,930         4,712,911
     Vodafone Group (United Kingdom)                1,253,178         2,874,324
     Windstream                                       238,483         3,145,591
                                                                   ____________

                                                                     52,869,630
                                                                   ____________
Utilities - 3.54%
     American Electric Power                          172,030         6,256,731
     Dominion Resources                                86,490         6,615,621
     Entergy                                           17,100         1,337,733
     Exelon                                            10,710           648,383
     FPL Group                                        102,890         4,630,050
     PPL                                               32,220         1,060,038
     Public Service Enterprise Group                   11,230           687,164
     TXU                                               26,620         1,664,282
                                                                   ____________

                                                                     22,900,002
                                                                   ____________

Total Common Stock
     (cost $563,990,176)                                            627,494,611
                                                                   ____________

                                                  Principal
                                                    Amount
________________________________________________________________________________

Repurchase Agreements - 2.56%
________________________________________________________________________________

     With BNP Paribas 5.00% 10/2/06
          (dated 9/29/06, to be repurchased
          at $9,161,816, collateralized by
          $4,360,000 U.S. Treasury Notes
          2.625% due 5/15/08, market
          value $4,258,108, $2,083,000
          U.S. Treasury Notes 2.75% due
          8/15/07, market value $2,051,095
          and $3,052,000 U.S. Treasury Notes
          3.875% due 5/15/09, market value
          $3,039,057)                              $9,158,000         9,158,000
     With Cantor Fitzgerald
          5.00% 10/2/06 (dated 9/29/06,
          to be repurchased at $3,707,544,
          collateralized by $2,786,000
          U.S. Treasury Notes 3.375% due
          9/15/09, market value $2,696,867
          and $1,090,000 U.S. Treasury Notes
          4.00% due 6/15/09, market value
          $1,085,189)                               3,706,000         3,706,000
     With UBS Warburg 4.98% 10/2/06 (dated
          9/29/06, to be repurchased at
          $3,707,538, collateralized by
          $3,859,000 U.S. Treasury Bills due
          3/1/07, market value $3,781,779)          3,706,000         3,706,000
                                                                   ____________

Total Repurchase Agreements
     (cost $16,570,000)                                              16,570,000
                                                                   ____________

Total Market Value of Securities - 99.50%
     (cost $580,560,176)                                            644,064,611

Receivables and Other Assets
     Net of Liabilities - 0.50%                                       3,241,582
                                                                   ____________

Net Assets Applicable to 54,531,070
     Shares Outstanding - 100.00%                                  $647,306,193
                                                                   ____________

Statements                                          Optimum Large Cap Value Fund
     OF NET ASSETS (CONTINUED)


________________________________________________________________________________

Net Asset Value - Optimum Large Cap Value Fund Class A
     ($50,949,159 / 4,286,142 Shares)                                    $11.89
                                                                         ______
Net Asset Value - Optimum Large Cap Value Fund Class B
     ($10,836,769 / 919,280 Shares)                                      $11.79
                                                                         ______
Net Asset Value - Optimum Large Cap Value Fund Class C
     ($191,724,377 / 16,269,490 Shares)                                  $11.78
                                                                         ______
Net Asset Value - Optimum Large Cap Value Fund
     Institutional Class ($393,795,888 / 33,056,158
     Shares) $11.91

Components of Net Assets at September 30, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                            $577,779,692
Undistributed investment income                                       3,252,745
Accumulated net realized gain on investments                          2,769,373
Net unrealized appreciation of investments
     and foreign currencies                                          63,504,383
                                                                   ____________

Total net assets                                                   $647,306,193
                                                                   ____________

+ Non-income producing security for the period ended September 30, 2006.

\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

ADR - American Depositary Receipts

Net Asset Value and Offering Price per Share -
     Optimum Large Cap Value Fund

Net asset value Class A (A)                                              $11.89
Sales charge (5.75% of offering price) (B)                                 0.73
                                                                         ______

Offering price                                                           $12.62
                                                                         ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $75,000 or more.


See accompanying notes

Statements                                         Optimum Small Cap Growth Fund
                                                  September 30, 2006 (Unaudited)
     OF NET ASSETS (CONTINUED)


                                                 Number of            Market
                                                   Shares             Value
________________________________________________________________________________

Common Stock - 95.89% \
________________________________________________________________________________

Basic Industry/Capital Goods - 16.39%
   + A.S.V.                                            20,482       $   305,387
   + Allis-Chalmers Energy                             17,000           248,880
     AMETEK                                            25,000         1,088,750
   + Atwood Oceanics                                   22,500         1,011,825
     Bucyrus International Class A                      9,150           388,143
   + Ceradyne                                          31,491         1,293,965
     Charles & Colvard                                 17,370           197,671
     Donaldson                                         29,000         1,070,100
     Dynamic Materials                                 13,100           424,702
     Florida Rock Industries                            7,500           290,325
   + Genlyte Group                                     22,000         1,566,400
   + Intermec                                          14,000           369,040
     Kaydon                                            10,000           370,200
   + Ladish                                            14,500           418,760
   + Mettler-Toledo International                      20,000         1,323,000
     Mine Safety Appliances                             8,000           285,120
     Nordson                                           31,000         1,235,660
     Pentair                                           33,400           874,746
   + Pride International                               32,000           877,440
   + Quanta Services                                   50,000           843,000
   + Rogers                                             4,700           290,225
     Scotts Miracle-Gro                                35,800         1,592,741
     Toro                                              16,200           683,154
   + TurboChef Technologies                            37,332           518,915
   + Waste Connections                                 27,300         1,034,943
   + Zoltek                                            20,700           528,885
                                                                   ____________

                                                                     19,131,977
                                                                   ____________
Business Services - 10.00%
     Administaff                                       20,000           674,000
     American Ecology                                  21,800           430,332
   + Answerthink                                       42,800           115,132
   + aQuantive                                         43,570         1,029,123
   + Ceridian                                          50,000         1,118,000
   + Concur Technologies                               84,100         1,223,655
   + CRA International                                  9,788           466,496
   + Discovery Holding                                 90,000         1,301,400
   + Essex                                             26,900           468,060
   + Gemstar-TV Guide International                   340,000         1,128,800
   + LECG                                              23,477           440,429
   + Navigant Consulting                               29,500           591,770
   + SkillSoft ADR                                     75,000           479,250
   + Stamps.com                                        14,712           280,411
   + Universal Technical Institute                     30,000           536,700
   + ValueClick                                        75,115         1,392,632
                                                                   ____________

                                                                     11,676,190
                                                                   ____________
Consumer Durables - 1.31%
   + Cavco Industries                                  17,600           554,576
   + Desarrolladora Homex ADR                          14,358           542,158
   + Jarden                                            13,000           428,610
                                                                   ____________

                                                                      1,525,344
                                                                   ____________
Consumer Non-Durables - 9.73%
     Abercrombie & Fitch Class A                       22,200         1,542,455
   + Carter's                                          49,000         1,293,110
   + Central European Distribution                     27,750           649,628
   + Chico's FAS                                       40,000           861,200
     Christopher & Banks                                7,950           234,366
   + Citi Trends                                       13,200           455,532
   + Iconix Brand Group                                29,800           479,780
   + J Crew Group                                      29,050           873,534
   + Madden (Steven)                                   10,150           398,286
     Oxford Industries                                 31,000         1,330,210
   + PETCO Animal Supplies                             36,300         1,039,632
   + SunOpta                                            8,200            86,674
   + True Religion Apparel                             60,000         1,266,600
   + Volcom                                            16,800           378,672
   + Zumiez                                            17,500           472,500
                                                                   ____________

                                                                     11,362,179
                                                                   ____________
Consumer Services - 7.72%
     Central Parking                                   45,000           742,500
     Ctrip.com International ADR                        6,834           307,188
   + Entravision Communications                       120,000           892,800
   + Focus Media Holding ADR                           24,000         1,390,080
   + HealthExtras                                      21,800           617,158
     International Speedway Class A                    15,500           772,520
   + inVentiv Health                                   20,369           652,419
   + ITT Educational Services                          10,000           663,000
   + Kenexa                                            16,800           423,696
   + Lions Gate Entertainment                          85,000           850,850
   + Salem Communications Class A                      45,000           508,950
   + Shuffle Master                                    14,300           386,243
   + Sonic                                             13,500           305,235
   + Spanish Broadcasting Systems
          Class A                                      36,400           159,068
     Speedway Motorsports                               6,800           247,588
   + Travelzoo                                          3,100            89,342
                                                                   ____________

                                                                      9,008,637
                                                                   ____________
Energy - 5.94%
   + ATP Oil & Gas                                     16,789           620,186
   + Bronco Drilling                                   28,300           497,514
   + Carrizo Oil & Gas                                 38,750           999,363
   + Dril-Quip                                          9,200           622,656
   + FMC Technologies                                  21,000         1,127,700
   + Hercules Offshore                                 15,600           484,380
     Lufkin Industries                                  9,400           497,448
   + PetroHawk Energy                                  47,700           495,126
   + Pioneer Drilling                                  28,600           367,224
   + Quicksilver Resources                             11,400           363,660
   + Veritas DGC                                       12,953           852,566
                                                                   ____________

                                                                      6,927,823
                                                                   ____________

Statements                                         Optimum Small Cap Growth Fund
     OF NET ASSETS (CONTINUED)


                                                 Number of            Market
                                                   Shares             Value
________________________________________________________________________________

Common Stock (continued)
________________________________________________________________________________

Financials - 2.73%
   + AmeriCredit                                       19,500      $    487,305
   + Eastern Insurance Holdings                        13,900           207,666
   + Euronet Worldwide                                 11,957           293,544
     HCC Insurance Holdings                            28,050           922,284
   + Markel                                               500           205,330
     TCF Financial                                      8,400           220,836
   + TradeStation Group                                31,300           471,691
   + World Acceptance                                   8,500           373,830
                                                                   ____________

                                                                      3,182,486
                                                                   ____________
Health Care - 14.27%
   + Abaxis                                            13,900           325,121
   + Adams Respiratory Therapeutics                    20,100           735,459
   + Adeza Biomedical                                   5,055            82,953
   + Allscripts Healthcare Solutions                   21,791           489,208
   + Arthrocare                                        18,085           847,463
   + Aspect Medical Systems                            14,110           240,858
   + Aspreva Pharmaceuticals                           40,200         1,043,190
   + Centene                                            7,496           123,234
   + Edwards Lifesciences                               6,000           279,540
   + Exelixis                                          47,000           409,370
   + FoxHollow Technologies                            10,900           372,671
   + HealthSpring                                      30,400           585,200
   + Healthways                                         9,572           426,911
   + InterMune                                         18,900           310,338
   + IntraLase                                         26,115           514,727
   + Kos Pharmaceuticals                                8,811           435,440
   + Kyphon                                            20,419           764,079
   + La Jolla Pharmaceutical                           25,000            93,000
     LCA-Vision                                        40,701         1,681,357
   + LifeCell                                           5,900           190,098
   + Ligand Pharmaceuticals Class B                    30,000           301,200
   + Lincare Holdings                                  16,000           554,240
   + Natus Medical                                     24,400           333,060
   + Neurometrix                                        5,900           112,159
   + NightHawk Radiology Holdings                      26,300           503,119
   + Palomar Medical Technologies                       4,600           194,120
   + PDL BioPharma                                     70,000         1,344,000
   + PRA International                                 22,500           600,525
   + Salix Pharmaceuticals                             35,168           476,878
   + Sciele Pharma                                     22,845           430,400
   + Spectranetics                                     21,700           253,890
   + Syneron Medical                                   26,512           612,427
   + United Surgical Partners International            25,000           620,750
   + Vital Images                                      11,600           366,328
                                                                   ____________

                                                                     16,653,313
                                                                   ____________

Real Estate - 1.25%
     DiamondRock Hospitality                           47,000           780,670
     Kite Realty Group Trust                           40,000           681,600
                                                                   ____________

                                                                      1,462,270
                                                                   ____________

Technology - 25.42%
   + Agile Software                                    60,000           391,800
     ALLTEL                                             4,422           245,421
   + American Tower Class A                            44,400         1,620,600
     Amphenol Class A                                  10,000           619,300
   + Atheros Communications                            14,000           253,820
   + AudioCodes                                         1,561            14,658
   + Avid Technology                                   39,800         1,449,516
   + CNET Networks                                     90,000           862,200
   + Crown Castle International                        18,400           648,416
     CTS                                               26,000           358,280
     Daktronics                                        21,000           434,490
   + DealerTrack Holdings                              26,000           574,860
   + DivX                                               6,800           161,636
   + Dobson Communications Class A                     92,000           645,840
   + Entegris                                          70,000           763,700
   + ESCO Technologies                                 21,200           976,048
   + FalconStor Software                               31,600           243,004
   + FLIR Systems                                      55,000         1,493,800
   + Gmarket ADR                                       37,700           548,535
   + Ikanos Communications                             16,800           197,736
  +# Indus International                               80,000           200,800
   + Integrated Device Technology                      47,000           754,820
   + Intermagnetics General                            42,000         1,136,100
   + Kronos                                            25,000           852,250
   + Nice Systems ADR                                  44,000         1,217,480
   + Novell                                           140,400           859,248
   + Online Resources                                  28,210           345,573
   + Open Solutions                                     7,400           213,194
   + Oplink Communications                             31,300           625,374
   + Optimal Group Class A                             15,600           183,456
   + Parametric Technology                             30,000           523,800
   + Rackable Systems                                  20,100           550,137
   + Redback Networks                                  29,700           412,236
   + RightNow Technologies                             23,634           368,927
   + Sierra Wireless                                   35,300           404,538
   + Supertex                                          13,400           520,858
     Symbol Technologies                               80,000         1,188,800
   + Symmetricom                                       25,000           201,750
   + Tellabs                                          110,000         1,205,600
   + Tessera Technologies                              17,963           624,753
   + Time Warner Telecom Class A                      129,000         2,452,290
   + Trident Microsystems                              49,900         1,160,674
   + Vasco Data Security International                 50,300           521,108
   + WebMethods                                        85,000           650,250
                                                                   ____________

                                                                     29,677,676
                                                                   ____________

Transportation - 0.59%
     Heartland Express                                 44,000           689,920
                                                                   ____________

                                                                        689,920
                                                                   ____________

Utilities - 0.54%
     Northeast Utilities                               27,000           628,290
                                                                   ____________

                                                                        628,290
                                                                   ____________

Total Common Stock
     (cost $99,253,671)                                             111,926,105
                                                                   ____________

Statements                                         Optimum Small Cap Growth Fund
     OF NET ASSETS (CONTINUED)


                                                 Principal            Market
                                                   Amount             Value
________________________________________________________________________________

Repurchase Agreements - 5.20%
________________________________________________________________________________

     With BNP Paribas 5.00% 10/2/06
          (dated 9/29/06, to be
          repurchased at $3,356,398,
          collateralized by $1,597,000
          U.S. Treasury Notes 2.625%
          due 5/15/08, market value
          $1,560,107, $763,000
          U.S. Treasury Notes 2.75% due
          8/15/07, market value $751,490
          and $1,118,000 U.S. Treasury
          Notes 3.875% due 5/15/09,
          market value $1,113,465)                 $3,355,000      $  3,355,000
     With Cantor Fitzgerald
          5.00% 10/2/06 (dated 9/29/06,
          to be repurchased at $1,358,566,
          collateralized by $1,021,000
          U.S. Treasury Notes 3.375% due
          9/15/09, market value $988,092
          and $399,000 U.S. Treasury
          Notes 4.00% due 6/15/09,
          market value $397,597)                    1,358,000         1,358,000
     With UBS Warburg 4.98% 10/2/06
          (dated 9/29/06, to be
          repurchased at $1,358,564,
          collateralized by $1,414,000
          U.S. Treasury Bills due 3/1/07,
          market value $1,385,587)                  1,358,000         1,358,000
                                                                   ____________

Total Repurchase Agreements
     (cost $6,071,000)                                                6,071,000
                                                                   ____________

Total Market Value of Securities - 101.09%
     (cost $105,324,671)                                            117,997,105

Liabilities Net of Receivables and
     Other Assets - (1.09%)                                          (1,270,032)
                                                                   ____________

Net Assets Applicable to 8,991,212
     Shares Outstanding - 100.00%                                  $116,727,073
                                                                   ____________

Net Asset Value - Optimum Small Cap Growth Fund
     Class A ($10,944,755 / 842,853 Shares)                              $12.99
                                                                         ______

Net Asset Value - Optimum Small Cap Growth Fund
     Class B ($2,064,736 / 162,178 Shares)                               $12.73
                                                                         ______

Net Asset Value - Optimum Small Cap Growth Fund
     Class C ($35,934,583 / 2,822,459 Shares)                            $12.73
                                                                         ______

Net Asset Value - Optimum Small Cap Growth Fund
     Institutional Class ($67,782,999 / 5,163,722 Shares)                $13.13
                                                                         ______

Components of Net Assets at September 30, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                            $102,446,286

Accumulated net realized gain on investments                          1,608,353
Net unrealized appreciation of investments                           12,672,434
                                                                   ____________

Total net assets                                                   $116,727,073
                                                                   ____________

_______________________________________________________________________________

+ Non-income producing security for the period ended September 30, 2006.

# Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At September 30, 2006, the aggregate amount of the restricted security equaled $200,800 or 0.17% of the Fund's net assets. See Note 9 in "Notes to Financial Statements."

\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

ADR - American Depositary Receipts


Net Asset Value and Offering Price Per Share -
     Optimum Small Cap Growth Fund

Net asset value Class A (A)                                              $12.99
Sales charge (5.75% of offering price) (B)                                 0.79
                                                                         ______

Offering price                                                           $13.78
                                                                         ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $75,000 or more.


See accompanying notes

Statements                                        Optimum Small Cap Growth Fund
     OF NET ASSETS (CONTINUED)                    September 30, 2006 (Unaudited)


                                                 Number of            Market
                                                   Shares             Value
________________________________________________________________________________

Common Stock - 92.13%
________________________________________________________________________________

Basic Industry - 16.72%
     Agrium                                            49,700       $ 1,341,403
     Albany International                              35,000         1,113,700
     AMETEK                                             7,000           304,850
     Ashland                                           23,000         1,466,940
     Cabot                                              8,500           316,200
     CF Industries Holdings                           103,400         1,765,038
     Chemtura                                          53,000           459,510
     Crane                                             16,500           689,700
     Cytec Industries                                  28,000         1,556,520
     ElkCorp                                           28,000           760,200
     FMC                                               24,000         1,537,680
   + Hercules                                         150,040         2,366,131
     Lubrizol                                          11,600           530,468
   + Lydall                                            62,000           551,800
   + Material Sciences                                 47,000           468,120
     Novelis                                           20,000           511,800
   + Pioneer Companies                                 31,200           764,712
     Quanex                                            17,000           515,950
     Sensient Technologies                             15,000           293,550
     St. Joe                                            7,000           384,090
     Tronox Class A                                    25,900           330,225
                                                                    ___________

                                                                     18,028,587
                                                                    ___________

Business Services - 9.44%
     Bowne & Company                                   63,900           912,492
     Courier                                            7,033           261,206
     Ennis                                             17,415           377,035
     IKON Office Solutions                            108,100         1,452,864
     Kelly Services                                    66,100         1,811,800
   + Live Nation                                       26,900           549,298
     Nautilus                                          19,500           268,125
   + PHH                                               47,200         1,293,280
   + ProQuest                                          70,000           911,400
     R.H. Donnelley                                     8,200           433,780
   + Spherion                                          75,600           540,540
   + Valassis Communications                           77,100         1,360,815
                                                                    ___________

                                                                     10,172,635
                                                                    ___________

Capital Spending - 6.98%
     Acuity Brands                                     28,500         1,293,900
     Commercial Metals                                 13,000           264,290
   + Flowserve                                         39,100         1,978,069
     Hardinge                                           3,133            41,669
     Kennametal                                        38,000         2,152,700
   + NaviStar International                            64,000         1,652,480
     Wabash National                                   10,200           139,638
                                                                    ___________

                                                                      7,522,746
                                                                    ___________

Conglomerates - 0.68%
     Honeywell International                           18,000           736,200
                                                                    ___________

                                                                        736,200
                                                                    ___________

Consumer Cyclical - 8.89%
     Beazer Homes USA                                  30,100         1,175,104
   + Comstock Homebuilding Class A                     24,900           134,460
     Furniture Brands International                   109,100         2,077,264
     La-Z-Boy                                          20,110           280,736
     MDC Holdings                                      19,400           901,130
     Newell Rubbermaid                                 22,000           623,040
     Standard Motor Products                           75,000           899,250
     Stanley Works                                     27,500         1,370,875
   + WCI Communities                                  121,500         2,118,960
                                                                    ___________

                                                                      9,580,819
                                                                    ___________

Consumer Services - 12.26%
   + AFC Enterprises                                   57,000           823,080
     Avis Budget Group                                 22,960           419,938
   + BJ's Wholesale Club                               31,900           930,842
     Delta Apparel                                     30,000           585,300
   + Eddie Bauer Holdings                              28,400           305,300
     Finish Line Class A                               75,000           946,500
     Foot Locker                                       55,000         1,388,750
   + Gold Kist                                         22,860           476,402
     Gray Television Class B                           16,100           103,201
     IHOP                                               5,745           266,281
     Kenneth Cole Productions Class A                  11,415           278,184
   + Magna Entertainment Class A                      122,800           575,932
     Monaco Coach                                      23,545           262,291
     Oakley                                             6,300           107,415
   + Pathmark Stores                                   55,200           549,240
   + Rent-A-Center                                     24,600           720,534
   + Rush Enterprises Class A                          31,000           517,080
   + Sunterra                                          50,600           573,298
   + Warnaco Group                                    100,800         1,949,472
     Westwood One                                     203,200         1,438,656
                                                                    ___________

                                                                     13,217,696
                                                                    ___________

Consumer Staples - 0.06%
     Chiquita Brands International                      5,125            68,573
                                                                    ___________

                                                                         68,573
                                                                    ___________
Energy - 4.58%
   + Alpha Natural Resources                           26,500           417,640
   + Callon Petroleum                                  15,425           209,163
   + Forest Oil                                         6,000           189,540
     Foundation Coal Holdings                          35,700         1,155,609
     Gulf Island Fabrication                           12,210           318,559
   + Input/Output                                      32,630           324,016
   + Mariner Energy                                     4,855            89,186
     Southern Union                                    75,954         2,005,946
   + Southwestern Energy                                7,520           224,622
                                                                    ___________

                                                                      4,934,281
                                                                    ___________

Financial Services - 4.30%
     American Equity Investment Life
          Holding                                      25,095           307,916
     CFS Bancorp                                        4,045            59,826
   + Conseco                                           21,100           442,889
   + FPIC Insurance Group                               8,285           328,169
     Hanover Insurance Group                           36,000         1,606,680
   + KMG America                                       44,600           327,810
   + LaBranche & Company                               29,185           302,648

Statements                                        Optimum Small Cap Growth Fund
     OF NET ASSETS (CONTINUED)


                                                 Number of            Market
                                                   Shares             Value
________________________________________________________________________________

Common Stock (continued)
________________________________________________________________________________

Financial Services (continued)
   + PMA Capital Class A                               28,700       $   253,134
   + Quanta Capital Holdings                           42,900            78,936
   + United America Indemnity Class A                  41,364           929,449
                                                                    ___________

                                                                      4,637,457
                                                                    ___________

Health Care - 1.59%
   + LifePoint Hospitals                                9,070           320,352
   + Microtek Medical Holdings                         78,590           275,065
   + RehabCare Group                                   17,600           230,560
     STERIS                                            25,000           601,500
     Vital Signs                                        5,085           287,862
                                                                    ___________

                                                                      1,715,339
                                                                    ___________

Real Estate - 7.53%
   + Aames Investment                                  84,700           394,143
     Brookfield Homes                                  22,624           637,092
     Capital Lease Funding                             71,300           790,717
     Eagle Hospitality Properties Trust                33,100           307,830
     Equity Inns                                       16,945           269,764
     Fieldstone Investment                             63,600           555,228
     Government Properties Trust                        4,600            41,492
     Lexington Corporate Properties Trust              30,000           635,400
   + Lodgian                                          103,600         1,375,808
     MI Developments Class A                           63,400         2,310,930
     MortgageIT Holdings                               38,200           537,856
     Thomas Properties Group                           20,400           262,140
                                                                    ___________

                                                                      8,118,400
                                                                    ___________

Technology - 15.10%
   + Agile Software                                    40,000           261,200
     Agilysys                                          18,955           266,128
   + BearingPoint                                      56,000           440,160
   + Checkpoint Systems                                46,000           759,460
   + CIBER                                             51,400           340,782
     Cohu                                              18,280           325,932
   + Ducommun                                          15,270           284,938
     EDO                                               19,500           446,160
   + Esterline Technologies                            41,635         1,405,598
     Imation                                           19,000           762,850
   + International Rectifier                           35,000         1,219,400
   + Keane                                             43,000           619,630
   + Metrologic Instruments                            51,000           926,160
     MTS Systems                                        6,330           204,712
   + Neoware                                           22,480           305,503
   + Novell                                            75,700           463,284
   + Paxar                                             62,000         1,238,760
   + Solectron                                         60,000           195,600
     Symbol Technologies                               85,000         1,263,100
   + Thermo Electron                                   56,000         2,202,481
   + Tollgrade Communications                          31,515           282,059
     United Online                                     17,185           209,313
   + Vishay Intertechnology                            69,000           968,760
   + Zebra Technologies Class A                        25,000           893,500
                                                                    ___________

                                                                     16,285,470
                                                                    ___________

Transportation - 3.29%
     Alexander & Baldwin                               24,200         1,073,754
     Overseas Shipholding Group                         7,000           432,390
     SkyWest                                           13,085           320,844
   + YRC Worldwide                                     46,500         1,722,360
                                                                    ___________

                                                                      3,549,348
                                                                    ___________

Utilities - 0.71%
     Great Plains Energy                               24,700           766,194
                                                                    ___________

                                                                        766,194
                                                                    ___________

Total Common Stock
     (cost $95,477,487)                                              99,333,745
                                                                    ___________


                                                  Principal
                                                    Amount
________________________________________________________________________________

Repurchase Agreements - 8.24%
________________________________________________________________________________

     With BNP Paribas 5.00% 10/2/06
          (dated 9/29/06, to be repurchased
          at $4,915,047, collateralized by
          $2,339,000 U.S. Treasury Notes
          2.625% due 5/15/08, market
          value $2,284,268, $1,117,000
          U.S. Treasury Notes 2.75% due
          8/15/07, market value $1,100,313
          and $1,637,000 U.S. Treasury
          Notes 3.875% due 5/15/09, market
          value $1,630,307)                        $4,913,000         4,913,000
     With Cantor Fitzgerald
          5.00% 10/2/06 (dated 9/29/06,
          to be repurchased at $1,988,828,
          collateralized by $1,495,000
          U.S. Treasury Notes 3.375% due
          9/15/09, market value $1,446,738
          and $585,000 U.S. Treasury Notes
          4.00% due 6/15/09, market value
          $582,151)                                 1,988,000         1,988,000
     With UBS Warburg 4.98% 10/2/06 (dated
          9/29/06, to be repurchased at
          $1,988,825, collateralized by
          $2,070,000 U.S. Treasury Bills due
          3/1/07, market value $2,028,741)          1,988,000         1,988,000
                                                                   ____________

Total Repurchase Agreements
     (cost $8,889,000)                                                8,889,000
                                                                   ____________

Total Market Value of Securities - 100.37%
     (cost $104,366,487)                                            108,222,745

Liabilities Net of Receivables and
     Other Assets - (0.37%)                                            (403,209)
                                                                   ____________

Net Assets Applicable to 8,663,771
     Shares Outstanding - 100.00%                                  $107,819,536
                                                                   ____________

Statements                                         Optimum Small Cap Value Fund
     OF NET ASSETS (CONTINUED)


_______________________________________________________________________________
_______________________________________________________________________________

Net Asset Value - Optimum Small Cap Value Fund
     Class A ($12,137,111 / 973,179 Shares)                              $12.47
                                                                         ______

Net Asset Value - Optimum Small Cap Value Fund
     Class B ($2,135,447 / 174,957 Shares)                               $12.21
                                                                         ______

Net Asset Value - Optimum Small Cap Value Fund
     Class C ($37,562,451 / 3,078,125 Shares)                            $12.20
                                                                         ______

Net Asset Value - Optimum Small Cap Value Fund
     Institutional Class ($55,984,527 / 4,437,510 Shares)                $12.62
                                                                         ______

Components of Net Assets at September 30, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                            $100,480,831
Accumulated net realized gain on investments                          3,482,447
Net unrealized appreciation of investments                            3,856,258
                                                                   ____________

Total net assets                                                   $107,819,536
                                                                   ____________

+ Non-income producing security for the period ended September 30, 2006.


Net Asset Value and Offering Price Per Share -
     Optimum Small Cap Value Fund

Net asset value Class A (A)                                              $12.47
Sales charge (5.75% of offering price) (B)                                 0.76
                                                                         ______

Offering price                                                           $13.23
                                                                         ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $75,000 or more.

See accompanying notes

Statements                                       Optimum Fund Trust
     OF ASSETS AND LIABILITIES                   September 30, 2006 (Unaudited)

                                                     Optimum        Optimum       Optimum       Optimum      Optimum      Optimum
                                                   Fixed Income  International    Large Cap    Large Cap     Small Cap    Small Cap
                                                      Fund            Fund       Growth Fund   Value Fund   Growth Fund   Value Fund
Assets:

     Investments at market                         $660,061,929   $221,630,051  $644,623,478  $644,064,611 $117,997,105 $108,222,745
     Cash                                                     -        503,394        50,152       187,194       11,962        8,453
     Foreign currencies                                 696,343        906,958           215            41            -            -
     Subscriptions receivable                         1,757,408        435,553     1,698,980     1,582,641      252,876      224,298
     Receivables for securities sold                 18,839,239      2,797,850     4,096,094     2,615,206      253,972      286,024
     Dividends receivable                                     -        711,244       421,511     1,006,711        9,007       86,240
     Interest receivable                              6,908,393          1,196         6,542         4,599        1,685        2,467
     Swap agreement receivable                           39,527              -             -             -            -            -
     Mark to market on foreign currency contracts       110,516              -             -             -            -            -
                                                   ____________  _____________  ____________  ____________ ____________ ____________

     Total assets                                   688,413,355    226,986,246   650,896,972   649,461,003  118,526,607  108,830,227
                                                   ____________  _____________  ____________  ____________ ____________ ____________

Liabilities:

     Cash overdraft                                   2,157,365              -             -             -            -            -
     Payables for securities purchased               50,172,605        418,768     3,368,989       522,209    1,426,497      671,667
     Liquidations payable                               746,046        253,330       696,172       679,558      125,203      104,833
     Mark to market on futures contracts                 30,842              -             -             -            -            -
     Mark to market on foreign currency contracts             -         20,745         4,505             -            -            -
     Due to manager and affiliates                      640,019        344,381       847,564       789,332      173,628      153,545
     Other accrued expenses                             180,748        137,878       156,403       163,711       74,206       80,646
                                                   ____________  _____________  ____________  ____________ ____________ ____________

     Total liabilities                               53,927,625      1,175,102     5,073,633     2,154,810    1,799,534    1,010,691
                                                   ____________  _____________  ____________  ____________ ____________ ____________

Total Net Assets                                   $634,485,730   $225,811,144  $645,823,339  $647,306,193 $116,727,073 $107,819,536
                                                   ____________  _____________  ____________  ____________ ____________ ____________

     Investments at cost                           $657,715,617   $186,091,541  $582,044,952  $580,560,176 $105,324,671 $104,366,487
     Foreign currencies at cost                        $691,762       $909,892          $217           $41           $-           $-

See accompanying notes

Statements                      Optimum Fund Trust
     OF OPERATIONS              Six Months Ended September 30, 2006 (Unaudited)


                                                                                           Optimum         Optimum       Optimum
                                                                                         Fixed Income   International    Large Cap
                                                                                            Fund            Fund        Growth Fund
Investment Income:

     Dividends                                                                          $     10,471     $ 4,092,365   $ 2,978,101
     Interest                                                                             16,947,541          97,945       613,654
     Foreign tax withheld                                                                          -        (396,571)     (103,753)
                                                                                        ____________     ___________   ___________

                                                                                          16,958,012       3,793,739     3,488,002
                                                                                        ____________     ___________   ___________

Expenses:

     Management fees                                                                       1,810,247         851,523     2,311,714
     Distribution expenses - Class A                                                          87,599          36,992        82,975
     Distribution expenses - Class B                                                          46,788          23,364        49,916
     Distribution expenses - Class C                                                         988,173         378,167       849,536
     Administration expenses                                                               1,037,699         369,158     1,050,951
     Dividend disbursing and transfer agent fees and expenses                                565,741         289,557       590,290
     Accounting fees                                                                         118,263          43,360       119,786
     Professional fees                                                                        45,547          24,935        39,852
     Trustees' fees                                                                           49,506          17,443        50,541
     Reports and statements to shareholders                                                   36,495          25,990        36,944
     Custodian fees                                                                           31,045          64,741        21,433
     Registration fees                                                                        34,846          30,174        46,980
     Insurance fees                                                                           19,896           5,467        17,468
     Pricing fees                                                                             15,610           7,475         1,133
     Taxes (other than taxes on income)                                                        1,117           1,492         1,000
     Other                                                                                     6,164           1,775         5,119
                                                                                        ____________     ___________   ___________

                                                                                           4,894,736       2,171,613     5,275,638
     Less expenses absorbed or waived                                                     (1,103,936)              -      (273,857)
     Less expense paid indirectly                                                             (3,331)              -             -
                                                                                        ____________     ___________   ___________

     Total operating expenses                                                              3,787,469       2,171,613     5,001,781
                                                                                        ____________     ___________   ___________

Net Investment Income (Loss)                                                              13,170,543       1,622,126    (1,513,779)
                                                                                        ____________     ___________   ___________

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:

     Net realized gain (loss) on:
          Investments                                                                     (3,493,529)      6,058,776     1,703,062
          Futures contracts                                                                  450,879               -             -
          Swap agreements                                                                    (16,623)              -             -
          Foreign currencies                                                              (1,158,909)       (172,994)      (37,338)
                                                                                        ____________     ___________   ___________

          Net realized gain (loss)                                                        (4,218,182)      5,885,782     1,665,724
     Net change in unrealized appreciation/depreciation of investments and foreign
          currencies                                                                      12,599,529       6,229,240    (5,891,095)
                                                                                        ____________     ___________   ___________

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies              8,381,347      12,115,022    (4,225,371)
                                                                                        ____________     ___________   ___________

Net Increase (Decrease) in Net Assets Resulting from Operations                         $ 21,551,890     $13,737,148   $(5,739,150)
                                                                                        ____________     ___________   ___________

See accompanying notes

Statements                      Optimum Fund Trust
     OF OPERATIONS (CONTINUED)  Six Months Ended September 30, 2006 (Unaudited)


                                                                                           Optimum        Optimum        Optimum
                                                                                          Large Cap      Small Cap      Small Cap
                                                                                         Value Fund     Growth Fund     Value Fund
Investment Income:

     Dividends                                                                           $ 7,363,713   $    186,906   $    621,387
     Interest                                                                                496,246        173,438        201,319
     Foreign tax withheld                                                                    (67,994)             -         (3,503)
                                                                                         ___________   ____________   ____________

                                                                                           7,791,965        360,344        819,203
                                                                                         ___________   ____________   ____________

Expenses:

     Management fees                                                                       2,150,214        633,818        551,902
     Distribution expenses - Class A                                                          84,055         19,891         22,030
     Distribution expenses - Class B                                                          51,651         10,608         10,852
     Distribution expenses - Class C                                                         882,628        177,631        185,736
     Administration expenses                                                               1,020,786        199,177        185,244
     Dividend disbursing and transfer agent fees and expenses                                579,782        218,969        209,282
     Accounting fees                                                                         117,482         25,500         25,500
     Professional fees                                                                        40,125         16,033         20,836
     Trustees' fees                                                                           49,725          9,495          8,726
     Reports and statements to shareholders                                                  103,124          9,177         16,206
     Custodian fees                                                                           12,355          2,141         28,063
     Registration fees                                                                        36,474         28,944         28,482
     Insurance fees                                                                           18,495          2,957          2,730
     Pricing fees                                                                                804            662            508
     Taxes (other than taxes on income)                                                        6,622            112            144
     Other                                                                                     6,290          1,034            945
                                                                                         ___________   ____________   ____________

                                                                                           5,160,612      1,356,149      1,297,186
     Less expenses absorbed or waived                                                       (612,443)      (225,380)      (331,561)
     Less expense paid indirectly                                                             (1,569)          (558)          (672)
                                                                                         ___________   ____________   ____________

     Total operating expenses                                                              4,546,600      1,130,211        964,953
                                                                                         ___________   ____________   ____________


Net Investment Income (Loss)                                                               3,245,365       (769,867)      (145,750)
                                                                                         ___________   ____________   ____________

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:

     Net realized gain on:
          Investments                                                                      4,030,227      1,647,065      3,597,520
          Foreign currencies                                                                   7,380              -              -
                                                                                         ___________   ____________   ____________

          Net realized gain                                                                4,037,607      1,647,065      3,597,520
     Net change in unrealized appreciation/depreciation of investments and foreign
          currencies                                                                      30,994,673    (11,251,877)   (10,241,520)
                                                                                         ___________   ____________   ____________


Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies             35,032,280     (9,604,812)    (6,644,000)
                                                                                         ___________   ____________   ____________


Net Increase (Decrease) in Net Assets Resulting from Operations                          $38,277,645   $(10,374,679)  $ (6,789,750)
                                                                                         ___________   ____________   ____________

See accompanying notes

Statements                                                   Optimum Fund Trust
     OF CHANGES IN NET ASSETS


                                                                      Optimum Fixed Income Fund         Optimum International Fund

                                                                      Six Months        Year            Six Months         Year
                                                                        Ended          Ended               Ended          Ended
                                                                        9/30/06       3/31/06             9/30/06        3/31/06
                                                                      (Unaudited)                       (Unaudited)

Increase (Decrease) in Net Assets from Operations:

     Net investment income                                           $ 13,170,543   $ 15,847,356       $  1,622,126   $  1,971,007
     Net realized gain (loss) on investments and foreign currencies    (4,218,182)    (3,892,503)         5,885,782      9,628,788
     Net change in unrealized appreciation/depreciation of
          investments and foreign currencies                           12,599,529     (8,491,476)         6,229,240     21,688,222
                                                                     ____________   ____________       ____________   ____________

     Net increase in net assets from operations                        21,551,890      3,463,377         13,737,148     33,288,017
                                                                     ____________   ____________       ____________   ____________

Dividends and Distributions to Shareholders from:

     Net investment income:
          Class A                                                        (460,636)    (1,274,163)          (191,789)      (100,399)
          Class B                                                         (55,242)      (200,881)           (35,681)        (5,304)
          Class C                                                      (1,185,775)    (3,770,221)          (579,343)       (76,640)
          Institutional Class                                          (3,749,374)    (8,427,841)        (1,065,769)      (665,959)

     Net realized gain on investments:
          Class A                                                               -        (58,447)          (260,834)      (969,277)
          Class B                                                               -        (13,649)           (58,326)      (244,303)
          Class C                                                               -       (226,703)          (947,002)    (3,422,034)
          Institutional Class                                                   -       (303,646)        (1,332,211)    (4,392,786)
                                                                     ____________   ____________       ____________   ____________

                                                                       (5,451,027)   (14,275,551)        (4,470,955)    (9,876,702)
                                                                     ____________   ____________       ____________   ____________

Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                       7,690,181     21,516,919          2,626,204      7,479,635
          Class B                                                         667,692      1,902,359            263,716        706,771
          Class C                                                      29,931,461     78,822,876         10,363,509     25,628,967
          Institutional Class                                          76,508,013    195,734,889         21,519,587     49,032,003

     Net asset value of shares issued upon reinvestment of
          dividends and distributions:
          Class A                                                         449,317      1,300,051            446,399      1,055,577
          Class B                                                          52,568        201,144             92,335        245,975
          Class C                                                       1,153,270      3,904,936          1,506,919      3,461,735
          Institutional Class                                           3,632,901      8,460,551          2,356,003      4,970,506
                                                                     ____________   ____________       ____________   ____________

                                                                      120,085,403    311,843,725         39,174,672     92,581,169
                                                                     ____________   ____________       ____________   ____________

     Cost of shares repurchased:
          Class A                                                      (5,073,128)    (7,183,605)        (2,274,875)    (2,104,304)
          Class B                                                        (728,232)    (1,063,150)          (334,711)      (337,867)
          Class C                                                     (15,659,736)   (17,617,845)        (5,468,828)    (5,391,571)
          Institutional Class                                         (33,705,666)   (41,742,586)        (9,953,198)   (10,108,871)
                                                                     ____________   ____________       ____________   ____________

                                                                      (55,166,762)   (67,607,186)       (18,031,612)   (17,942,613)
                                                                     ____________   ____________       ____________   ____________

Increase in net assets derived from capital share transactions         64,918,641    244,236,539         21,143,060     74,638,556
                                                                     ____________   ____________       ____________   ____________

Net Increase in Net Assets                                             81,019,504    233,424,365         30,409,253     98,049,871

Net Assets:

     Beginning of period                                              553,466,226    320,041,861        195,401,891     97,352,020
                                                                     ____________   ____________       ____________   ____________

     End of period                                                   $634,485,730   $553,466,226       $225,811,144   $195,401,891
                                                                     ____________   ____________       ____________   ____________

     Undistributed net investment income                             $  9,665,129   $  3,066,548       $    520,382   $    943,832
                                                                     ____________   ____________       ____________   ____________

See accompanying notes

Statements                                                   Optimum Fund Trust
     OF CHANGES IN NET ASSETS (CONTINUED)


                                                                    Optimum Large Cap Growth Fund      Optimum Large Cap Value Fund

                                                                     Six Months        Year             Six Months         Year
                                                                       Ended          Ended                Ended          Ended
                                                                       9/30/06       3/31/06              9/30/06        3/31/06
                                                                     (Unaudited)                        (Unaudited)

Increase (Decrease) in Net Assets from Operations:

     Net investment income (loss)                                   $ (1,513,779)  $ (2,269,867)       $  3,245,365   $  3,295,077
     Net realized gain on investments and foreign currencies           1,665,724      7,642,351           4,037,607     20,384,024
     Net change in unrealized appreciation/depreciation of
          investments and foreign currencies                          (5,891,095)    55,920,475          30,994,673     16,355,560
                                                                    ____________   ____________        ____________   ____________

     Net increase (decrease) in net assets from operations            (5,739,150)    61,292,959          38,277,645     40,034,661
                                                                    ____________   ____________        ____________   ____________

Dividends and Distributions to Shareholders from:

     Net investment income:
          Class A                                                              -              -             (88,123)      (232,766)
          Class B                                                              -              -              (3,613)             -
          Class C                                                              -              -             (62,165)             -
          Institutional Class                                                  -              -            (947,750)    (2,296,205)

     Net realized gain on investments:
          Class A                                                       (606,501)             -            (537,128)    (1,726,349)
          Class B                                                       (128,934)             -            (115,617)      (417,436)
          Class C                                                     (2,213,573)             -          (1,989,285)    (6,100,367)
          Institutional Class                                         (4,682,541)             -          (3,913,290)   (10,676,069)
                                                                    ____________   ____________        ____________   ____________

                                                                      (7,631,549)             -          (7,656,971)   (21,449,192)
                                                                    ____________   ____________        ____________   ____________

Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                      7,094,486     20,928,160           6,717,057     19,869,935
          Class B                                                        780,131      1,997,102             720,853      1,945,951
          Class C                                                     28,367,873     67,942,559          27,991,569     66,507,062
          Institutional Class                                         83,948,821    192,810,241          79,582,912    184,582,292

     Net asset value of shares issued upon reinvestment of
          dividends and distributions:
          Class A                                                        599,207              -             616,831      1,934,288
          Class B                                                        127,130              -             117,389        410,885
          Class C                                                      2,183,450              -           2,024,513      6,036,661
          Institutional Class                                          4,613,823              -           4,786,843     12,773,412
                                                                    ____________   ____________        ____________   ____________

                                                                     127,714,921    283,678,062         122,557,967    294,060,486
                                                                    ____________   ____________        ____________   ____________

     Cost of shares repurchased:
          Class A                                                     (4,645,232)    (5,206,320)         (4,502,994)    (5,348,169)
          Class B                                                       (511,200)      (648,672)           (608,295)      (724,403)
          Class C                                                    (10,327,507)   (11,875,323)        (10,956,058)   (12,376,689)
          Institutional Class                                        (31,443,817)   (32,322,493)        (29,306,692)   (28,454,697)
                                                                    ____________   ____________        ____________   ____________

                                                                     (46,927,756)   (50,052,808)        (45,374,039)   (46,903,958)
                                                                    ____________   ____________        ____________   ____________

Increase in net assets derived from capital share transactions        80,787,165    233,625,254          77,183,928    247,156,528
                                                                    ____________   ____________        ____________   ____________

Net Increase in Net Assets                                            67,416,466    294,918,213         107,804,602    265,741,997

Net Assets:

     Beginning of period                                             578,406,873    283,488,660         539,501,591    273,759,594
                                                                    ____________   ____________        ____________   ____________

     End of period                                                  $645,823,339   $578,406,873        $647,306,193   $539,501,591
                                                                    ____________   ____________        ____________   ____________

     Undistributed net investment income (accumulated loss)         $      4,505   $    (21,931)       $  3,252,745   $  1,115,374
                                                                    ____________   ____________        ____________   ____________

See accompanying notes

Statements                                                   Optimum Fund Trust
     OF CHANGES IN NET ASSETS (CONTINUED)


                                                                    Optimum Small Cap Growth Fund     Optimum Small Cap Value Fund

                                                                     Six Months        Year             Six Months         Year
                                                                       Ended          Ended                Ended          Ended
                                                                       9/30/06       3/31/06              9/30/06        3/31/06
                                                                     (Unaudited)                        (Unaudited)

Increase (Decrease) in Net Assets from Operations:

     Net investment loss                                            $   (769,867)  $ (1,231,056)       $   (145,750)  $   (219,797)
     Net realized gain on investments                                  1,647,065      2,433,962           3,597,520      5,880,563
     Net change in unrealized appreciation/depreciation of
          investments                                                (11,251,877)    17,760,785         (10,241,520)     9,123,924
                                                                    ____________   ____________        ____________   ____________

     Net increase (decrease) in net assets from operations           (10,374,679)    18,963,691          (6,789,750)    14,784,690
                                                                    ____________   ____________        ____________   ____________

Dividends and Distributions to Shareholders from:

     Net realized gain on investments:
          Class A                                                       (112,044)             -            (282,407)      (691,256)
          Class B                                                        (21,067)             -             (48,671)      (140,472)
          Class C                                                       (354,828)             -            (837,060)    (2,090,114)
          Institutional Class                                           (641,567)             -          (1,176,723)    (2,649,173)
                                                                    ____________   ____________        ____________   ____________

                                                                      (1,129,506)             -          (2,344,861)    (5,571,015)
                                                                    ____________   ____________        ____________   ____________

Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                      1,513,843      5,208,885           1,590,966      6,124,857
          Class B                                                        127,648        368,790             100,507        345,948
          Class C                                                      5,123,233     13,465,739           4,179,195     13,083,206
          Institutional Class                                         12,896,072     31,730,182          10,051,834     26,704,023

     Net asset value of shares issued upon reinvestment of
          dividends and distributions:
          Class A                                                        107,746              -             272,284        679,548
          Class B                                                         20,820              -              48,000        138,269
          Class C                                                        350,231              -             826,059      2,068,790
          Institutional Class                                            618,548              -           1,145,170      2,582,357
                                                                    ____________   ____________        ____________   ____________

                                                                      20,758,141     50,773,596          18,214,015     51,726,998
                                                                    ____________   ____________        ____________   ____________

     Cost of shares repurchased:
          Class A                                                     (1,496,530)    (1,294,228)         (1,893,029)    (1,927,172)
          Class B                                                       (145,374)      (141,727)           (173,358)      (178,922)
          Class C                                                     (2,402,127)    (2,628,027)         (2,886,666)    (3,359,047)
          Institutional Class                                         (6,755,268)    (6,909,249)         (5,550,627)    (6,157,132)
                                                                    ____________   ____________        ____________   ____________

                                                                     (10,799,299)   (10,973,231)        (10,503,680)   (11,622,273)
                                                                    ____________   ____________        ____________   ____________

Increase in net assets derived from capital share transactions         9,958,842     39,800,365           7,710,335     40,104,725
                                                                    ____________   ____________        ____________   ____________

Net Increase (Decrease) in Net Assets                                 (1,545,343)    58,764,056          (1,424,276)    49,318,400

Net Assets:

     Beginning of period                                             118,272,416     59,508,360         109,243,812     59,925,412
                                                                    ____________   ____________        ____________   ____________

     End of period                                                  $116,727,073   $118,272,416        $107,819,536   $109,243,812
                                                                    ____________   ____________        ____________   ____________

     Undistributed net investment income                            $          -   $          -        $          -   $          -
                                                                    ____________   ____________        ____________   ____________

See accompanying notes

Financial
     HIGHLIGHTS


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                              Optimum Fixed Income Fund
___________________________________________________________________________________________________________________________________

                                                                                                        Class A

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                              $8.740         $8.890      $8.980        $8.500

Income (loss) from investment operations:

Net investment income (3)                                                          0.197          0.316       0.279         0.171
Net realized and unrealized gain (loss) on investments and foreign currencies      0.113         (0.199)     (0.061)        0.417
                                                                                  ______         ______      ______        ______

Total from investment operations                                                   0.310          0.117       0.218         0.588
                                                                                  ______         ______      ______        ______

Less dividends and distributions from:

Net investment income                                                             (0.080)        (0.253)     (0.228)       (0.098)
Net realized gain on investments                                                       -         (0.014)     (0.080)       (0.010)
                                                                                  ______         ______      ______        ______

Total dividends and distributions                                                 (0.080)        (0.267)     (0.308)       (0.108)
                                                                                  ______         ______      ______        ______


Net asset value, end of period                                                    $8.970         $8.740      $8.890        $8.980
                                                                                  ______         ______      ______        ______


Total return (4)                                                                   3.57%          1.31%       2.59%         6.82%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                          $52,375        $47,956     $33,251       $12,049
Ratio of expenses to average net assets                                            1.25%          1.25%       1.24%         1.20%
Ratio of expenses to average net assets prior to expense limitation                1.62%          1.67%       1.70%         2.25%
Ratio of net investment income to average net assets                               4.47%          3.55%       3.12%         2.88%
Ratio of net investment income to average net assets prior to
     expense limitation                                                            4.10%          3.13%       2.66%         1.83%
Portfolio turnover                                                                  259%           298%        352%          383%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                              Optimum Fixed Income Fund
___________________________________________________________________________________________________________________________________

                                                                                                        Class B

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                              $8.740         $8.900      $8.990        $8.500

Income (loss) from investment operations:

Net investment income (3)                                                          0.168          0.258       0.221         0.133
Net realized and unrealized gain (loss) on investments and foreign currencies      0.114         (0.209)     (0.055)        0.420
                                                                                  ______         ______      ______        ______

Total from investment operations                                                   0.282          0.049       0.166         0.553
                                                                                  ______         ______      ______        ______

Less dividends and distributions from:

Net investment income                                                             (0.052)        (0.195)     (0.176)       (0.053)
Net realized gain on investments                                                       -         (0.014)     (0.080)       (0.010)
                                                                                  ______         ______      ______        ______

Total dividends and distributions                                                 (0.052)        (0.209)     (0.256)       (0.063)
                                                                                  ______         ______      ______        ______


Net asset value, end of period                                                    $8.970         $8.740      $8.900        $8.990
                                                                                  ______         ______      ______        ______


Total return (4)                                                                   3.24%          0.54%       1.88%         6.52%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                           $9,515         $9,278      $8,405        $4,296
Ratio of expenses to average net assets                                            1.90%          1.90%       1.89%         1.85%
Ratio of expenses to average net assets prior to expense limitation                2.27%          2.32%       2.35%         2.90%
Ratio of net investment income to average net assets                               3.82%          2.90%       2.47%         2.23%
Ratio of net investment income to average net assets prior to
     expense limitation                                                            3.45%          2.48%       2.01%         1.18%
Portfolio turnover                                                                  259%           298%        352%          383%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                              Optimum Fixed Income Fund
___________________________________________________________________________________________________________________________________

                                                                                                        Class C

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                              $8.750         $8.900      $8.990        $8.500

Income (loss) from investment operations:

Net investment income (3)                                                          0.168          0.258       0.221         0.133
Net realized and unrealized gain (loss) on investments and foreign currencies      0.114         (0.199)     (0.055)        0.420
                                                                                  ______         ______      ______        ______

Total from investment operations                                                   0.282          0.059       0.166         0.553
                                                                                  ______         ______      ______        ______

Less dividends and distributions from:

Net investment income                                                             (0.052)        (0.195)     (0.176)       (0.053)
Net realized gain on investments                                                       -         (0.014)     (0.080)       (0.010)
                                                                                  ______         ______      ______        ______

Total dividends and distributions                                                 (0.052)        (0.209)     (0.256)       (0.063)
                                                                                  ______         ______      ______        ______


Net asset value, end of period                                                    $8.980         $8.750      $8.900        $8.990
                                                                                  ______         ______      ______        ______


Total return (4)                                                                   3.24%          0.65%       1.88%         6.52%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                         $207,627       $186,869    $125,301       $52,649
Ratio of expenses to average net assets                                            1.90%          1.90%       1.89%         1.85%
Ratio of expenses to average net assets prior to expense limitation                2.27%          2.32%       2.35%         2.90%
Ratio of net investment income to average net assets                               3.82%          2.90%       2.47%         2.23%
Ratio of net investment income to average net assets prior to
     expense limitation                                                            3.45%          2.48%       2.01%         1.18%
Portfolio turnover                                                                  259%           298%        352%          383%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                              Optimum Fixed Income Fund
___________________________________________________________________________________________________________________________________

                                                                                                  Institutional Class

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                              $8.730         $8.890      $8.970        $8.500

Income (loss) from investment operations:

Net investment income (3)                                                          0.212          0.348       0.310         0.192
Net realized and unrealized gain (loss) on investments and foreign currencies      0.114         (0.209)     (0.050)        0.407
                                                                                  ______         ______      ______        ______

Total from investment operations                                                   0.326          0.139       0.260         0.599
                                                                                  ______         ______      ______        ______

Less dividends and distributions from:

Net investment income                                                             (0.096)        (0.285)     (0.260)       (0.119)
Net realized gain on investments                                                       -         (0.014)     (0.080)       (0.010)
                                                                                  ______         ______      ______        ______

Total dividends and distributions                                                 (0.096)        (0.299)     (0.340)       (0.129)
                                                                                  ______         ______      ______        ______


Net asset value, end of period                                                    $8.960         $8.730      $8.890        $8.970
                                                                                  ______         ______      ______        ______


Total return (4)                                                                   3.76%          1.56%       2.96%         7.07%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                         $364,969       $309,363    $153,085       $22,276
Ratio of expenses to average net assets                                            0.90%          0.90%       0.89%         0.85%
Ratio of expenses to average net assets prior to expense limitation                1.27%          1.32%       1.35%         1.90%
Ratio of net investment income to average net assets                               4.82%          3.90%       3.47%         3.23%
Ratio of net investment income to average net assets prior to
     expense limitation                                                            4.45%          3.48%       3.01%         2.18%
Portfolio turnover                                                                  259%           298%        352%          383%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.
    Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                              Optimum Fixed Income Fund
___________________________________________________________________________________________________________________________________

                                                                                                        Class A

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $13.470        $11.660     $10.670       $ 8.500

Income from investment operations:

Net investment income (3)                                                          0.109          0.180       0.050         0.021
Net realized and unrealized gain on investments and foreign currencies             0.766          2.456       1.069         2.155
                                                                                 _______        _______     _______       _______

Total from investment operations                                                   0.875          2.636       1.119         2.176
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net investment income                                                             (0.125)        (0.074)          -             -
Net realized gain on investments                                                  (0.170)        (0.752)     (0.129)       (0.006)
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.295)        (0.826)     (0.129)       (0.006)
                                                                                 _______        _______     _______       _______


Net asset value, end of period                                                   $14.050        $13.470     $11.660       $10.670
                                                                                 _______        _______     _______       _______


Total return (4)                                                                   6.64%         23.54%      10.62%        25.61%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                          $21,970        $20,247     $11,300        $4,083
Ratio of expenses to average net assets                                            1.99%          1.96%       1.98%         1.92%
Ratio of expenses to average net assets prior to expense limitation                1.99%          2.20%       2.30%         3.82%
Ratio of net investment income to average net assets                               1.61%          1.47%       0.45%         0.30%
Ratio of net investment income (loss) to average net assets prior to
     expense limitation                                                            1.61%          1.23%       0.13%        (1.60%)
Portfolio turnover                                                                   21%            68%         82%           49%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:


___________________________________________________________________________________________________________________________________

                                                                                              Optimum International Fund
___________________________________________________________________________________________________________________________________

                                                                                                        Class B

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $13.290        $11.530     $10.620       $ 8.500

Income (loss) from investment operations:

Net investment income (loss) (3)                                                   0.066          0.102      (0.020)       (0.023)
Net realized and unrealized gain on investments and foreign currencies             0.748          2.426       1.059         2.149
                                                                                 _______        _______     _______       _______

Total from investment operations                                                   0.814          2.528       1.039         2.126
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net investment income                                                             (0.104)        (0.016)          -             -
Net realized gain on investments                                                  (0.170)        (0.752)     (0.129)       (0.006)
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.274)        (0.768)     (0.129)       (0.006)
                                                                                 _______        _______     _______       _______


Net asset value, end of period                                                   $13.830        $13.290     $11.530       $10.620
                                                                                 _______        _______     _______       _______


Total return (4)                                                                   6.25%         22.81%       9.91%        25.02%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                           $4,810         $4,594      $3,386        $1,624
Ratio of expenses to average net assets                                            2.64%          2.61%       2.63%         2.57%
Ratio of expenses to average net assets prior to expense limitation                2.64%          2.85%       2.95%         4.47%
Ratio of net investment income (loss) to average net assets                        0.96%          0.82%      (0.20%)       (0.35%)
Ratio of net investment income (loss) to average net assets prior to
     expense limitation                                                            0.96%          0.58%      (0.52%)       (2.25%)
Portfolio turnover                                                                   21%            68%         82%           49%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                              Optimum International Fund
___________________________________________________________________________________________________________________________________

                                                                                                        Class C

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $13.290        $11.540     $10.620       $ 8.500

Income (loss) from investment operations:

Net investment income (loss) (3)                                                   0.066          0.102      (0.020)       (0.023)
Net realized and unrealized gain on investments and foreign currencies             0.748          2.416       1.069         2.149
                                                                                 _______        _______     _______       _______

Total from investment operations                                                   0.814          2.518       1.049         2.126
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net investment income                                                             (0.104)        (0.016)          -             -
Net realized gain on investments                                                  (0.170)        (0.752)     (0.129)       (0.006)
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.274)        (0.768)     (0.129)       (0.006)
                                                                                 _______        _______     _______       _______


Net asset value, end of period                                                   $13.830        $13.290     $11.540       $10.620
                                                                                 _______        _______     _______       _______


Total return (4)                                                                   6.33%         22.69%      10.01%        25.02%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                          $80,411        $70,828     $38,517       $14,339
Ratio of expenses to average net assets                                            2.64%          2.61%       2.63%         2.57%
Ratio of expenses to average net assets prior to expense limitation                2.64%          2.85%       2.95%         4.47%
Ratio of net investment income (loss) to average net assets                        0.96%          0.82%      (0.20%)       (0.35%)
Ratio of net investment income (loss) to average net assets prior to
     expense limitation                                                            0.96%          0.58%      (0.52%)       (2.25%)
Portfolio turnover                                                                   21%            68%         82%           49%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                              Optimum International Fund
___________________________________________________________________________________________________________________________________

                                                                                                  Institutional Class

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $13.550        $11.720     $10.690       $ 8.500

Income (loss) from investment operations:

Net investment income (3)                                                          0.133          0.224       0.089         0.045
Net realized and unrealized gain on investments and foreign currencies             0.773          2.464       1.079         2.151
                                                                                 _______        _______     _______       _______

Total from investment operations                                                   0.906          2.688       1.168         2.196
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net investment income                                                             (0.136)        (0.106)     (0.009)            -
Net realized gain on investments                                                  (0.170)        (0.752)     (0.129)       (0.006)
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.306)        (0.858)     (0.138)       (0.006)
                                                                                 _______        _______     _______       _______


Net asset value, end of period                                                   $14.150        $13.550     $11.720       $10.690
                                                                                 _______        _______     _______       _______


Total return (4)                                                                   6.84%          23.91%     11.08%        25.84%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                         $118,620        $99,733     $44,149        $9,302
Ratio of expenses to average net assets                                            1.64%          1.61%       1.63%         1.57%
Ratio of expenses to average net assets prior to expense limitation                1.64%          1.85%       1.95%         3.47%
Ratio of net investment income to average net assets                               1.96%          1.82%       0.80%         0.65%
Ratio of net investment income (loss) to average net assets prior to
     expense limitation                                                            1.96%          1.58%       0.48%        (1.25%)
Portfolio turnover                                                                   21%            68%         82%           49%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                            Optimum Large Cap Growth Fund
___________________________________________________________________________________________________________________________________

                                                                                                        Class A

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $11.540        $10.020     $ 9.570       $ 8.500

Income (loss) from investment operations:

Net investment loss (3)                                                           (0.029)        (0.057)     (0.036)       (0.037)
Net realized and unrealized gain (loss) on investments and foreign currencies     (0.119)         1.577       0.486         1.107
                                                                                 _______        _______     _______       _______

Total from investment operations                                                  (0.148)         1.520       0.450         1.070
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net realized gain on investments                                                  (0.142)             -           -             -
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.142)             -           -             -
                                                                                 _______        _______     _______       _______


Net asset value, end of period                                                   $11.250        $11.540     $10.020       $ 9.570
                                                                                 _______        _______     _______       _______


Total return (4)                                                                  (1.22%)        15.17%       4.70%        12.59%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                          $49,178        $47,283     $26,252        $9,337
Ratio of expenses to average net assets                                            1.69%          1.69%       1.67%         1.61%
Ratio of expenses to average net assets prior to expense limitation                1.78%          1.84%       1.87%         2.51%
Ratio of net investment loss to average net assets                                (0.53%)        (0.52%)     (0.37%)       (0.61%)
Ratio of net investment loss to average net assets prior to
     expense limitation                                                           (0.62%)        (0.67%)     (0.57%)       (1.51%)
Portfolio turnover                                                                   41%            48%         37%           51%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                            Optimum Large Cap Growth Fund
___________________________________________________________________________________________________________________________________

                                                                                                        Class B

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $11.340        $ 9.910     $ 9.530       $ 8.500

Income (loss) from investment operations:

Net investment loss (3)                                                           (0.064)        (0.126)     (0.099)       (0.077)
Net realized and unrealized gain (loss) on investments and foreign currencies     (0.114)         1.556       0.479         1.107
                                                                                 _______        _______     _______       _______

Total from investment operations                                                  (0.178)         1.430       0.380         1.030
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net realized gain on investments                                                  (0.142)             -           -             -
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.142)             -           -             -
                                                                                 _______        _______     _______       _______


Net asset value, end of period                                                   $11.020        $11.340     $ 9.910       $ 9.530
                                                                                 _______        _______     _______       _______


Total return (4)                                                                  (1.51%)        14.43%       3.99%        12.12%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                          $10,280        $10,168      $7,603        $3,568
Ratio of expenses to average net assets                                            2.34%          2.34%       2.32%         2.26%
Ratio of expenses to average net assets prior to expense limitation                2.43%          2.49%       2.52%         3.16%
Ratio of net investment loss to average net assets                                (1.18%)        (1.17%)     (1.02%)       (1.26%)
Ratio of net investment loss to average net assets prior to
     expense limitation                                                           (1.27%)        (1.32%)     (1.22%)       (2.16%)
Portfolio turnover                                                                   41%            48%         37%           51%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                            Optimum Large Cap Growth Fund
___________________________________________________________________________________________________________________________________

                                                                                                        Class C

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $11.340        $ 9.910     $ 9.530       $ 8.500

Income (loss) from investment operations:

Net investment loss (3)                                                           (0.064)        (0.126)     (0.099)       (0.077)
Net realized and unrealized gain (loss) on investments and foreign currencies     (0.114)         1.556       0.479         1.107
                                                                                 _______        _______     _______       _______

Total from investment operations                                                  (0.178)         1.430       0.380         1.030
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net realized gain on investments                                                  (0.142)             -           -             -
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.142)             -           -             -
                                                                                 _______        _______     _______       _______


Net asset value, end of period                                                   $11.020        $11.340     $ 9.910       $ 9.530
                                                                                 _______        _______     _______       _______


Total return (4)                                                                  (1.51%)        14.43%       3.99%        12.12%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                         $180,702       $164,995     $91,434       $35,143
Ratio of expenses to average net assets                                            2.34%          2.34%       2.32%         2.26%
Ratio of expenses to average net assets prior to expense limitation                2.43%          2.49%       2.52%         3.16%
Ratio of net investment loss to average net assets                                (1.18%)        (1.17%)     (1.02%)       (1.26%)
Ratio of net investment loss to average net assets prior to
     expense limitation                                                           (1.27%)        (1.32%)     (1.22%)       (2.16%)
Portfolio turnover                                                                   41%            48%         37%           51%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                            Optimum Large Cap Growth Fund
___________________________________________________________________________________________________________________________________

                                                                                                  Institutional Class

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $11.650        $10.080     $ 9.590       $ 8.500

Income (loss) from investment operations:

Net investment loss (3)                                                           (0.010)        (0.019)     (0.002)       (0.015)
Net realized and unrealized gain (loss) on investments and foreign currencies     (0.118)         1.589       0.492         1.105
                                                                                 _______        _______     _______       _______

Total from investment operations                                                  (0.128)         1.570       0.490         1.090
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net realized gain on investments                                                  (0.142)             -           -             -
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.142)             -           -             -
                                                                                 _______        _______     _______       _______


Net asset value, end of period                                                   $11.380        $11.650     $10.080       $ 9.590
                                                                                 _______        _______     _______       _______


Total return (4)                                                                  (1.03%)        15.57%       5.11%        12.82%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                         $405,663       $355,961    $158,200       $21,557
Ratio of expenses to average net assets                                            1.34%          1.34%       1.32%         1.26%
Ratio of expenses to average net assets prior to expense limitation                1.43%          1.49%       1.52%         2.16%
Ratio of net investment loss to average net assets                                (0.18%)        (0.17%)     (0.02%)       (0.26%)
Ratio of net investment loss to average net assets prior to
     expense limitation                                                           (0.27%)        (0.32%)     (0.22%)       (1.16%)
Portfolio turnover                                                                   41%            48%         37%           51%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.
    Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                            Optimum Large Cap Value Fund
___________________________________________________________________________________________________________________________________

                                                                                                        Class A

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $11.320        $10.840     $ 9.830       $ 8.500

Income from investment operations:

Net investment income (3)                                                          0.063          0.092       0.074         0.038
Net realized and unrealized gain on investments and foreign currencies             0.656          0.947       1.100         1.331
                                                                                 _______        _______     _______       _______

Total from investment operations                                                   0.719          1.039       1.174         1.369
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net investment income                                                             (0.021)        (0.065)     (0.028)       (0.023)
Net realized gain on investments                                                  (0.128)        (0.494)     (0.136)       (0.016)
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.149)        (0.559)     (0.164)       (0.039)
                                                                                 _______        _______     _______       _______


Net asset value, end of period                                                   $11.890        $11.320     $10.840       $ 9.830
                                                                                 _______        _______     _______       _______


Total return (4)                                                                   6.46%          9.82%      12.04%        16.12%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                          $50,949        $45,666     $27,524        $9,115
Ratio of expenses to average net assets                                            1.55%          1.55%       1.53%         1.50%
Ratio of expenses to average net assets prior to expense limitation                1.76%          1.83%       1.84%         2.52%
Ratio of net investment income to average net assets                               1.10%          0.83%       0.72%         0.59%
Ratio of net investment income (loss) to average net assets prior to
     expense limitation                                                            0.89%          0.55%       0.41%        (0.43%)
Portfolio turnover                                                                   22%            52%         38%           38%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                            Optimum Large Cap Value Fund
___________________________________________________________________________________________________________________________________

                                                                                                        Class B

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $11.240        $10.780     $ 9.810       $ 8.500

Income (loss) from investment operations:

Net investment income (loss) (3)                                                   0.026          0.021       0.008        (0.003)
Net realized and unrealized gain on investments and foreign currencies             0.656          0.933       1.098         1.329
                                                                                 _______        _______     _______       _______

Total from investment operations                                                   0.682          0.954       1.106         1.326
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net investment income                                                             (0.004)             -           -             -
Net realized gain on investments                                                  (0.128)        (0.494)     (0.136)       (0.016)
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.132)        (0.494)     (0.136)       (0.016)
                                                                                 _______        _______     _______       _______


Net asset value, end of period                                                   $11.790        $11.240     $10.780       $ 9.810
                                                                                 _______        _______     _______       _______


Total return (4)                                                                   6.16%          9.05%      11.36%        15.61%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                          $10,837        $10,103      $8,072        $3,609
Ratio of expenses to average net assets                                            2.20%          2.20%       2.18%         2.15%
Ratio of expenses to average net assets prior to expense limitation                2.41%          2.48%       2.49%         3.17%
Ratio of net investment income (loss) to average net assets                        0.45%          0.18%       0.07%        (0.06%)
Ratio of net investment income (loss) to average net assets prior to
     expense limitation                                                            0.24%         (0.10%)     (0.24%)       (1.08%)
Portfolio turnover                                                                   22%            52%         38%           38%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                            Optimum Large Cap Value Fund
___________________________________________________________________________________________________________________________________

                                                                                                        Class C

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $11.240        $10.780     $ 9.810       $ 8.500

Income (loss) from investment operations:

Net investment income (loss) (3)                                                   0.026          0.021       0.008        (0.003)
Net realized and unrealized gain on investments and foreign currencies             0.646          0.933       1.098         1.329
                                                                                 _______        _______     _______       _______

Total from investment operations                                                   0.672          0.954       1.106         1.326
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net investment income                                                             (0.004)             -           -             -
Net realized gain on investments                                                  (0.128)        (0.494)     (0.136)       (0.016)
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.132)        (0.494)     (0.136)       (0.016)
                                                                                 _______        _______     _______       _______


Net asset value, end of period                                                   $11.780        $11.240     $10.780       $ 9.810
                                                                                 _______        _______     _______       _______


Total return (4)                                                                   6.07%          9.16%      11.36%        15.61%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                         $191,724       $163,876     $97,823       $35,732
Ratio of expenses to average net assets                                            2.20%          2.20%       2.18%         2.15%
Ratio of expenses to average net assets prior to expense limitation                2.41%          2.48%       2.49%         3.17%
Ratio of net investment income (loss) to average net assets                        0.45%          0.18%       0.07%        (0.06%)
Ratio of net investment income (loss) to average net assets prior to
     expense limitation                                                            0.24%         (0.10%)     (0.24%)       (1.08%)
Portfolio turnover                                                                   22%            52%         38%           38%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                            Optimum Large Cap Value Fund
___________________________________________________________________________________________________________________________________

                                                                                                  Institutional Class

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $11.330        $10.860     $ 9.840       $ 8.500

Income from investment operations:

Net investment income (3)                                                          0.083          0.131       0.110         0.060
Net realized and unrealized gain on investments and foreign currencies             0.656          0.936       1.110         1.330
                                                                                 _______        _______     _______       _______

Total from investment operations                                                   0.739          1.067       1.220         1.390
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net investment income                                                             (0.031)        (0.103)     (0.064)       (0.034)
Net realized gain on investments                                                  (0.128)        (0.494)     (0.136)       (0.016)
                                                                                 _______        _______     _______       _______


Total dividends and distributions                                                 (0.159)        (0.597)     (0.200)       (0.050)
                                                                                 _______        _______     _______       _______

Net asset value, end of period                                                   $11.910        $11.330     $10.860       $ 9.840
                                                                                 _______        _______     _______       _______


Total return (4)                                                                   6.64%         10.19%      12.41%        16.38%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                         $393,796       $319,857    $140,341       $17,962
Ratio of expenses to average net assets                                            1.20%          1.20%       1.18%         1.15%
Ratio of expenses to average net assets prior to expense limitation                1.41%          1.48%       1.49%         2.17%
Ratio of net investment income to average net assets                               1.45%          1.18%       1.07%         0.94%
Ratio of net investment income (loss) to average net assets prior to
     expense limitation                                                            1.24%          0.90%       0.76%        (0.08%)
Portfolio turnover                                                                   22%            52%         38%           38%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.
    Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                            Optimum Small Cap Growth Fund
___________________________________________________________________________________________________________________________________

                                                                                                        Class A

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $14.340        $11.750     $11.260       $ 8.500

Income (loss) from investment operations:

Net investment loss (3)                                                           (0.088)        (0.176)     (0.161)       (0.100)
Net realized and unrealized gain (loss) on investments                            (1.132)         2.766       0.653         2.860
                                                                                 _______        _______     _______       _______

Total from investment operations                                                  (1.220)         2.590       0.492         2.760
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net realized gain on investments                                                  (0.130)             -      (0.002)            -
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.130)             -      (0.002)            -
                                                                                 _______        _______     _______       _______

Net asset value, end of period                                                   $12.990        $14.340     $11.750       $11.260
                                                                                 _______        _______     _______       _______

Total return (4)                                                                  (8.49%)        22.04%       4.37%        32.47%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                          $10,945        $11,984      $6,133        $2,115
Ratio of expenses to average net assets                                            1.95%          1.95%       1.80%         1.81%
Ratio of expenses to average net assets prior to
     expense limitation and expenses paid indirectly                               2.34%          2.46%       2.69%         4.11%
Ratio of net investment loss to average net assets                                (1.32%)        (1.38%)     (1.42%)       (1.41%)
Ratio of net investment loss to average net assets prior to
     expense limitation and expenses paid indirectly                              (1.71%)        (1.89%)     (2.31%)       (3.71%)
Portfolio turnover                                                                   43%            47%         44%           16%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                            Optimum Small Cap Growth Fund
___________________________________________________________________________________________________________________________________

                                                                                                        Class B

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $14.110        $11.640     $11.230       $ 8.500

Income (loss) from investment operations:

Net investment loss (3)                                                           (0.130)        (0.257)     (0.233)       (0.146)
Net realized and unrealized gain (loss) on investments                            (1.120)         2.727       0.645         2.876
                                                                                 _______        _______     _______       _______

Total from investment operations                                                  (1.250)         2.470       0.412         2.730
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net realized gain on investments                                                  (0.130)             -      (0.002)            -
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.130)             -      (0.002)            -
                                                                                 _______        _______     _______       _______

Net asset value, end of period                                                   $12.730        $14.110     $11.640       $11.230
                                                                                 _______        _______     _______       _______

Total return (4)                                                                  (8.84%)        21.22%       3.67%        32.12%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                           $2,065         $2,285      $1,665          $792
Ratio of expenses to average net assets                                            2.60%          2.60%       2.45%         2.46%
Ratio of expenses to average net assets prior to
     expense limitation and expenses paid indirectly                               2.99%          3.11%       3.34%         4.76%
Ratio of net investment loss to average net assets                                (1.97%)        (2.03%)     (2.07%)       (2.06%)
Ratio of net investment loss to average net assets prior to
     expense limitation and expenses paid indirectly                              (2.36%)        (2.54%)     (2.96%)       (4.36%)
Portfolio turnover                                                                   43%            47%         44%           16%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                            Optimum Small Cap Growth Fund
___________________________________________________________________________________________________________________________________

                                                                                                        Class C

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $14.110        $11.640     $11.230       $ 8.500

Income (loss) from investment operations:

Net investment loss (3)                                                           (0.130)        (0.257)     (0.233)       (0.146)
Net realized and unrealized gain (loss) on investments                            (1.120)         2.727       0.645         2.876
                                                                                 _______        _______     _______       _______

Total from investment operations                                                  (1.250)         2.470       0.412         2.730
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net realized gain on investments                                                  (0.130)             -     (0.002)             -
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.130)             -     (0.002)             -
                                                                                 _______        _______     _______       _______

Net asset value, end of period                                                   $12.730        $14.110     $11.640       $11.230
                                                                                 _______        _______     _______       _______

Total return (4)                                                                  (8.84%)        21.22%       3.67%        32.12%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                          $35,934        $36,537     $19,883        $7,521
Ratio of expenses to average net assets                                            2.60%          2.60%       2.45%         2.46%
Ratio of expenses to average net assets prior to
     expense limitation and expenses paid indirectly                               2.99%          3.11%       3.34%         4.76%
Ratio of net investment loss to average net assets                                (1.97%)        (2.03%)     (2.07%)       (2.06%)
Ratio of net investment loss to average net assets prior to
     expense limitation and expenses paid indirectly                              (2.36%)        (2.54%)     (2.96%)       (4.36%)
Portfolio turnover                                                                   43%            47%         44%           16%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
    HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                            Optimum Small Cap Growth Fund
___________________________________________________________________________________________________________________________________

                                                                                                  Institutional Class

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $14.470        $11.820     $11.280       $ 8.500

Income (loss) from investment operations:

Net investment loss (3)                                                           (0.065)        (0.131)     (0.121)       (0.075)
Net realized and unrealized gain (loss) on investments                            (1.145)         2.781       0.663         2.855
                                                                                 _______        _______     _______       _______

Total from investment operations                                                  (1.210)         2.650       0.542         2.780
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net realized gain on investments                                                  (0.130)             -     (0.002)             -
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.130)             -     (0.002)             -
                                                                                 _______        _______     _______       _______

Net asset value, end of period                                                   $13.130        $14.470     $11.820       $11.280
                                                                                 _______        _______     _______       _______

Total return (4)                                                                  (8.34%)        22.42%       4.81%        32.71%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                          $67,783        $67,466     $31,827       $10,212
Ratio of expenses to average net assets                                            1.60%          1.60%       1.45%         1.46%
Ratio of expenses to average net assets prior to
     expense limitation and expenses paid indirectly                               1.99%          2.11%       2.34%         3.76%
Ratio of net investment loss to average net assets                                (0.97%)        (1.03%)     (1.07%)       (1.06%)
Ratio of net investment loss to average net assets prior to
     expense limitation and expenses paid indirectly                              (1.36%)        (1.54%)     (1.96%)       (3.36%)
Portfolio turnover                                                                   43%            47%         44%           16%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.
    Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                            Optimum Small Cap Value Fund
___________________________________________________________________________________________________________________________________

                                                                                                        Class A

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $13.590        $12.410     $11.010       $ 8.500

Income (loss) from investment operations:

Net investment loss (3)                                                           (0.013)        (0.022)     (0.055)       (0.046)
Net realized and unrealized gain (loss) on investments                            (0.826)         2.043       1.801         2.616
                                                                                 _______        _______     _______       _______

Total from investment operations                                                  (0.839)         2.021       1.746         2.570
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net realized gain on investments                                                  (0.281)        (0.841)     (0.346)       (0.060)
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.281)        (0.841)     (0.346)       (0.060)
                                                                                 _______        _______     _______       _______

Net asset value, end of period                                                   $12.470        $13.590     $12.410       $11.010
                                                                                 _______        _______     _______       _______

Total return (4)                                                                  (6.16%)        17.17%      16.12%        30.30%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                          $12,137        $13,300      $7,297        $2,126
Ratio of expenses to average net assets                                            1.76%          1.76%       1.73%         1.67%
Ratio of expenses to average net assets prior to
     expense limitation and expenses paid indirectly                               2.39%          2.58%       2.61%         4.08%
Ratio of net investment loss to average net assets                                (0.21%)        (0.17%)     (0.47%)       (0.69%)
Ratio of net investment loss to average net assets prior to
     expense limitation and expenses paid indirectly                              (0.84%)        (0.99%)     (1.35%)       (3.10%)
Portfolio turnover                                                                   53%            42%         46%           40%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                            Optimum Small Cap Value Fund
___________________________________________________________________________________________________________________________________

                                                                                                        Class B

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $13.350        $12.280     $10.970       $ 8.500

Income (loss) from investment operations:

Net investment loss (3)                                                           (0.053)        (0.102)     (0.129)       (0.090)
Net realized and unrealized gain (loss) on investments                            (0.806)         2.013       1.785         2.620
                                                                                 _______        _______     _______       _______

Total from investment operations                                                  (0.859)         1.911       1.656         2.530
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net realized gain on investments                                                  (0.281)       (0.841)      (0.346)       (0.060)
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.281)       (0.841)      (0.346)       (0.060)
                                                                                 _______        _______     _______       _______

Net asset value, end of period                                                   $12.210        $13.350     $12.280       $10.970
                                                                                 _______        _______     _______       _______

Total return (4)                                                                  (6.36%)        16.35%      15.35%        29.83%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                           $2,135         $2,359      $1,859          $819
Ratio of expenses to average net assets                                            2.41%          2.41%       2.38%         2.32%
Ratio of expenses to average net assets prior to
     expense limitation and expenses paid indirectly                               3.04%          3.23%       3.26%         4.73%
Ratio of net investment loss to average net assets                                (0.86%)        (0.82%)     (1.12%)       (1.34%)
Ratio of net investment loss to average net assets prior to
     expense limitation and expenses paid indirectly                              (1.49%)        (1.64%)     (2.00%)       (3.75%)
Portfolio turnover                                                                   53%            42%         46%           40%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                            Optimum Small Cap Value Fund
___________________________________________________________________________________________________________________________________

                                                                                                        Class C

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $13.350        $12.280     $10.970       $ 8.500

Income (loss) from investment operations:

Net investment loss (3)                                                           (0.053)        (0.102)     (0.129)       (0.090)
Net realized and unrealized gain (loss) on investments                            (0.816)         2.013       1.785         2.620
                                                                                 _______        _______     _______       _______

Total from investment operations                                                  (0.869)         1.911       1.656         2.530
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net realized gain on investments                                                  (0.281)        (0.841)     (0.346)       (0.060)
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.281)        (0.841)     (0.346)       (0.060)
                                                                                 _______        _______     _______       _______

Net asset value, end of period                                                   $12.200        $13.350     $12.280       $10.970
                                                                                 _______        _______     _______       _______

Total return (4)                                                                  (6.43%)        16.35%      15.35%        29.83%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                          $37,563        $38,782     $23,869        $9,018
Ratio of expenses to average net assets                                            2.41%          2.41%       2.38%         2.32%
Ratio of expenses to average net assets prior to
     expense limitation and expenses paid indirectly                               3.04%          3.23%       3.26%         4.73%
Ratio of net investment loss to average net assets                                (0.86%)        (0.82%)     (1.12%)       (1.34%)
Ratio of net investment loss to average net assets prior to
     expense limitation and expenses paid indirectly                              (1.49%)        (1.64%)     (2.00%)       (3.75%)
Portfolio turnover                                                                   53%            42%         46%           40%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

___________________________________________________________________________________________________________________________________

                                                                                            Optimum Small Cap Value Fund
___________________________________________________________________________________________________________________________________

                                                                                                  Institutional Class

                                                                                   Six
                                                                                  Months                Year             8/1/03 (2)
                                                                                  Ended                 Ended               to
                                                                                9/30/06 (1)     3/31/06     3/31/05       3/31/04
                                                                               (Unaudited)

Net asset value, beginning of period                                             $13.720        $12.470     $11.040       $ 8.500

Income (loss) from investment operations:

Net investment income (loss) (3)                                                   0.009          0.023      (0.014)       (0.022)
Net realized and unrealized gain (loss) on investments                            (0.828)         2.068       1.790         2.622
                                                                                 _______        _______     _______       _______

Total from investment operations                                                  (0.819)         2.091       1.776         2.600
                                                                                 _______        _______     _______       _______

Less dividends and distributions from:

Net realized gain on investments                                                  (0.281)        (0.841)     (0.346)       (0.060)
                                                                                 _______        _______     _______       _______

Total dividends and distributions                                                 (0.281)        (0.841)     (0.346)       (0.060)
                                                                                 _______        _______     _______       _______

Net asset value, end of period                                                   $12.620        $13.720     $12.470       $11.040
                                                                                 _______        _______     _______       _______

Total return (4)                                                                  (5.96%)        17.66%      16.35%        30.66%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                          $55,985        $54,803     $26,900        $9,262
Ratio of expenses to average net assets                                            1.41%          1.41%       1.38%         1.32%
Ratio of expenses to average net assets prior to
     expense limitation and expenses paid indirectly                               2.04%          2.23%       2.26%         3.73%
Ratio of net investment income (loss) to average net assets                        0.14%          0.18%      (0.12%)       (0.34%)
Ratio of net investment loss to average net assets prior to
     expense limitation and expenses paid indirectly                              (0.49%)        (0.64%)     (1.00%)       (2.75%)
Portfolio turnover                                                                   53%            42%         46%           40%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.
    Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes                                      Optimum Fund Trust
     TO FINANCIAL STATEMENTS               Ended September 30, 2006 (Unaudited)


Optimum Fund Trust (the "Trust") is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund, and Optimum Small Cap Value Fund (each a "Fund" and collectively, the "Funds"). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C and Institutional Class shares. Class A Shares are sold with a front-end sales charge of up to 5.75% for Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund, Optimum Small Cap Value Fund and Optimum International Fund and 4.50% for Optimum Fixed Income Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale only to certain eligible investors.

The investment objective of Optimum Fixed Income Fund is to seek a high level of income. The Fund may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Small Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small Cap Value Fund is to seek long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Trust.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before each Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds(R) pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Notes                                                        Optimum Fund Trust
     TO FINANCIAL STATEMENTS (CONTINUED)

1. Significant Accounting Policies (continued)

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates, from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to all funds within the Trust are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund and Optimum Small Cap Value Fund expect to declare and pay dividends from net investment income, if any, annually. Optimum Fixed Income Fund expects to declare and pay dividends from net investment income quarterly. Each Fund will declare and pay distributions from net realized gain on investments, if any, at least annually, and may distribute net capital gains twice a year. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, each Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

Delaware Management Company (DMC), a series of Delaware Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Trust's Board of Trustees, to select and contract with one or more investment sub-advisers to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund's assets among one or more current or additional sub-advisers, and to monitor the sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions. DMC pays the sub-advisers out of its fees.

In accordance with the terms of the investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of a Fund:


Optimum Fixed Income Fund           0.7000% of assets up to $25 million
                                    0.6500% of assets from $25 million to $100 million
                                    0.6000% of assets over $100 million

Optimum International Fund          0.8750% of assets up to $50 million
                                    0.8000% of assets from $50 to 100 million
                                    0.7800% of assets from $100 to 300 million
                                    0.7650% of assets from $300 to 400 million
                                    0.7300% of assets over $400 million

Notes                                                        Optimum Fund Trust
     TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Optimum Large Cap Growth Fund       0.8000% of assets up to $250 million
                                    0.7875% of assets from $250 million to $300 million
                                    0.7625% of assets from $300 million to $400 million
                                    0.7375% of assets from $400 million to $500 million
                                    0.7250% of assets over $500 million

Optimum Large Cap Value Fund        0.8000% of assets up to $100 million
                                    0.7375% of assets from $100 million to $250 million
                                    0.7125% of assets from $250 million to $500 million
                                    0.6875% of assets over $500 million

Optimum Small Cap Growth Fund       1.1000% of assets

Optimum Small Cap Value Fund        1.0500% of assets up to $75 million
                                    1.0250% of assets from $75 million to $150 million
                                    1.0000% of assets over $150 million

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund - Aberdeen Asset Management Inc. ("AAMI"); Optimum International Fund - Mondrian Investment Partners Limited and Alliance Capital Management L.P.; Optimum Large Cap Growth Fund - Marsico Capital Management, LLC ("Marsico") and T. Rowe Price Associates, Inc.; Optimum Large Cap Value Fund - Massachusetts Financial Services Company and TCW Investment Management Company ("TCW"); Optimum Small Cap Growth Fund - Columbia Wanger Asset Management, L.P. and Oberweis Asset Management, Inc.; and Optimum Small Cap Value Fund - Hotchkis and Wiley Capital Management, LLC, Delafield Asset Management (a division of Reich & Tang Asset Management, LLC), and The Killen Group, Inc. ("Killen").

For the six months ended September 30, 2006, DMC paid the following subadvisory fees:

   Optimum          Optimum          Optimum        Optimum         Optimum        Optimum
Fixed Income     International      Large Cap      Large Cap       Small Cap      Small Cap
    Fund             Fund          Growth Fund     Value Fund     Growth Fund     Value Fund
____________     _____________     ___________     __________     ___________     __________

  $353,219          $449,504       $1,344,427      $1,170,294       $421,204       $372,362

DMC has contractually agreed to waive that portion, if any, of its management fee and/or reimburse each Fund to the extent necessary to ensure that total annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets through August 1, 2007 as shown below:

   Optimum          Optimum          Optimum        Optimum         Optimum        Optimum
Fixed Income     International      Large Cap      Large Cap       Small Cap      Small Cap
    Fund             Fund          Growth Fund     Value Fund     Growth Fund     Value Fund
____________     _____________     ___________     __________     ___________     __________

    0.90%            1.66%             1.34%          1.20%           1.60%          1.41%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides the Trust with fund accounting, administrative, and transfer agency services pursuant to a Mutual Fund Services Agreement. For fund accounting services, the Trust pays DSC a fee at an annual rate of 0.04% of the Trust's total average daily net assets, plus out-of-pocket expenses, subject to certain minimums. DSC also provides the Trust with administrative services including financial and tax reporting, corporate governance, and preparation of materials and reports for the Board of Trustees. For administrative services, the Trust pays DSC a fee at an annual rate of 0.35% of the Trust's total average daily net assets, plus out-of-pocket expenses. DSC also serves as the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For such services, the Trust pays DSC a fee at an annual rate of 0.15% of the Trust's total average daily net assets, subject to certain minimums, plus out-of-pocket expenses.

Notes                                                        Optimum Fund Trust
     TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Distributors, L.P. (DDLP), an affiliate of DMC, serves as the national distributor of each Fund's shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plans, the Funds pay DDLP an annual fee of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. Institutional Class shares pay no distribution expenses.

At September 30, 2006, each Fund had liabilities payable to affiliates as follows:

                                         Optimum          Optimum          Optimum        Optimum         Optimum        Optimum
                                      Fixed Income     International      Large Cap      Large Cap       Small Cap      Small Cap
                                          Fund             Fund          Growth Fund     Value Fund     Growth Fund     Value Fund
                                      ____________     _____________     ___________     __________     ___________     __________

Investment management
     fee payable to DMC                 $127,050         $147,179          $363,562        $280,659       $71,134         $53,352
Dividend disbursing,
     transfer agent fees,
     accounting and other
     expenses payable to DSC             292,274          110,956           295,012         295,864        63,782          60,243
Distribution fees payable to DDLP        192,403           75,374           167,481         177,466        34,161          35,807
Other expenses payable
     to DMC and affiliates*               28,292           10,872            21,509          35,343         4,551           4,143

*DSC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis.
 Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

For the six months ended September 30, 2006, DDLP earned commissions on sales of Class A shares for each Fund as follows:

   Optimum           Optimum           Optimum         Optimum          Optimum         Optimum
Fixed Income      International       Large Cap       Large Cap        Small Cap       Small Cap
    Fund              Fund           Growth Fund      Value Fund      Growth Fund      Value Fund
____________      _____________      ___________      __________      ___________      __________

   $29,634           $14,500            $39,130         $37,279          $6,989          $5,593

For the six months ended September 30, 2006, DDLP received gross contingent deferred sales charge commissions on redemptions of the Funds' Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

                                                         Contingent Deferred
                                                       Sales Charge Commissions
                                                       ________________________

Optimum Fixed Income Fund Class B                               $14,793
Optimum Fixed Income Fund Class C                                19,093
Optimum International Fund Class B                                4,885
Optimum International Fund Class C                                5,328
Optimum Large Cap Growth Fund Class B                            12,788
Optimum Large Cap Growth Fund Class C                            16,742
Optimum Large Cap Value Fund Class B                             14,394
Optimum Large Cap Value Fund Class C                             16,267
Optimum Small Cap Growth Fund Class B                             2,908
Optimum Small Cap Growth Fund Class C                             2,957
Optimum Small Cap Value Fund Class B                              2,505
Optimum Small Cap Value Fund Class C                              2,943


DMC, DSC and DDLP are indirect subsidiaries of Delaware Management Holdings, Inc., which is an indirect wholly owned subsidiary of Lincoln National Corporation.

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

Notes                                                        Optimum Fund Trust
     TO FINANCIAL STATEMENTS (CONTINUED)

3. Investments

For the six months ended September 30, 2006, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                           Optimum          Optimum         Optimum        Optimum          Optimum       Optimum
                                         Fixed Income    International     Large Cap      Large Cap        Small Cap     Small Cap
                                             Fund            Fund         Growth Fund     Value Fund      Growth Fund    Value Fund
                                         ____________    _____________    ___________     __________      ___________    ___________

Purchases other than U.S. government
     securities                          $453,049,250     $36,043,171     $194,890,909   $139,284,746     $35,177,059    $31,999,091
Purchases of U.S. government securities   339,531,274               -                -              -               -              -
Sales other than U.S. government
     securities                           414,679,129      21,433,005      119,721,765     63,602,025      23,739,588     26,305,018
Sales of U.S. government securities       321,254,538               -                -              -               -              -

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                         Optimum         Optimum         Optimum         Optimum        Optimum          Optimum
                                      Fixed Income    International     Large Cap       Large Cap      Small Cap        Small Cap
                                          Fund            Fund         Growth Fund      Value Fund     Growth Fund      Value Fund
                                      ____________    _____________    ____________    ____________    ____________    ____________

Cost of investments                   $659,298,619     $186,176,711    $583,137,130    $582,145,147    $105,445,989    $104,390,282
                                      ____________     ____________    ____________    ____________    ____________    ____________

Aggregate unrealized appreciation     $  6,485,100     $ 38,091,699    $ 74,041,156    $ 71,933,346    $ 18,556,735    $ 10,489,983
Aggregate unrealized depreciation       (5,721,790)      (2,638,359)    (12,554,808)    (10,013,882)     (6,005,619)     (6,657,520)
                                      ____________     ____________    ____________    ____________    ____________    ____________

Net unrealized appreciation           $    763,310      $35,453,340    $ 61,486,348    $ 61,919,464    $ 12,551,116    $  3,832,463
                                      ____________    _____________    ____________    ____________    ____________    ____________

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended September 30, 2006 and the year ended March 31, 2006 was as follows:

Six Months Ended September 30, 2006*:

                                         Optimum         Optimum         Optimum        Optimum          Optimum        Optimum
                                      Fixed Income    International     Large Cap      Large Cap        Small Cap      Small Cap
                                          Fund            Fund         Growth Fund     Value Fund      Growth Fund     Value Fund
                                      ____________    _____________    ___________     __________      ___________     __________

Ordinary Income                        $5,451,027      $2,788,931       $1,263,583     $3,967,331      $        -      $1,220,773
Long-Term Capital Gain                          -       1,682,024        6,367,966      3,689,640       1,129,506       1,124,088
                                       __________      __________       __________     __________      __________      __________

Total                                  $5,451,027      $4,470,955       $7,631,549     $7,656,971      $1,129,506      $2,344,861
                                       __________      __________       __________     __________      __________      __________


Year Ended March 31, 2006:

                                         Optimum         Optimum         Optimum        Optimum
                                      Fixed Income    International     Large Cap      Small Cap
                                          Fund            Fund          Value Fund     Value Fund
                                      ____________    _____________    ____________    __________

Ordinary Income                        $14,192,009      $7,486,399      $12,984,026    $1,969,351
Long-Term Capital Gain                      83,542       2,390,303        8,465,166     3,601,664
Total                                  $14,275,551      $9,876,702      $21,449,192    $5,571,015

*Tax information for the period ended September 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Optimum Large Cap Growth Fund and Optimum Small Cap Growth Fund did not make any distributions during the year ended March 31, 2006.

Notes                                                        Optimum Fund Trust
     TO FINANCIAL STATEMENTS (CONTINUED)

4. Dividend and Distribution Information (continued)

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2006, the estimated components of net assets on a tax basis were as follows:

                                                                    Optimum         Optimum          Optimum
                                                                 Fixed Income    International      Large Cap
                                                                     Fund            Fund          Growth Fund
                                                                 ____________    _____________    ____________

Shares of beneficial interest                                    $629,211,195     $183,894,195    $584,722,023
Undistributed ordinary income                                       9,826,126        3,432,693               -
Undistributed long-term capital gain (loss)                                 -        3,052,927        (388,212)
Capital loss carryforwards as of 3/31/06                             (611,531)               -               -
Realized losses 4/1/06 - 9/30/06                                  (4,735,624)               -               -
Unrealized appreciation of investments and foreign currencies         795,564       35,431,329      61,489,528
                                                                 ____________    _____________    ____________

Net assets                                                       $634,485,730     $225,811,144    $645,823,339
                                                                 ____________    _____________    ____________


                                                                    Optimum         Optimum          Optimum
                                                                   Large Cap       Small Cap        Small Cap
                                                                  Value Fund      Growth Fund      Value Fund
                                                                 ____________    _____________    ____________

Shares of beneficial interest                                    $577,779,692     $102,446,286    $100,480,831
Undistributed ordinary income                                       3,252,745                -               -
Undistributed long-term capital gain                                4,354,344        1,729,671       3,506,242
Unrealized appreciation of investments and foreign currencies      61,919,412       12,551,116       3,832,463
                                                                 ____________    _____________    ____________

Net assets                                                       $647,306,193     $116,727,073    $107,819,536
                                                                 ____________    _____________    ____________

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of contingent payment debt instruments, mark-to-market on futures contracts and forward foreign currency contracts and passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, dividends and distributions, gain
(loss) on foreign currency transactions and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended September 30, 2006, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                                          Optimum        Optimum        Optimum       Optimum      Optimum       Optimum
                                       Fixed Income   International    Large Cap     Large Cap    Small Cap     Small Cap
                                           Fund           Fund        Growth Fund   Value Fund   Growth Fund   Value Fund
                                       ____________   _____________   ___________   __________   ___________   __________
Undistributed (accumulated) net
     investment income (loss)          $(1,120,935)     $(172,994)    $1,540,215     $(6,343)      $769,867     $145,750
Accumulated net realized gain (loss)     1,120,935        172,994     (2,289,032)      6,343              -      (63,014)
Paid-in capital                                  -              -        748,817           -       (769,867)     (82,736)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards outstanding at March 31, 2006 will expire as follows:

                                     Year of
                                   Expiration
                                      2014
                                   __________

Optimum Fixed Income Fund           $611,531

For the six months ended September 30, 2006, the Optimum Fixed Income Fund had capital losses of $4,735,624 which may increase the capital loss carryforwards.

Notes                                                        Optimum Fund Trust
     TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares

Transactions in capital shares were as follows:

                                                     Optimum                  Optimum                  Optimum
                                                Fixed Income Fund       International Fund      Large Cap Growth Fund
                                             _______________________   _____________________   _______________________

                                             Six Months       Year       Six          Year     Six Months      Year
                                               Ended         Ended      Months       Ended       Ended        Ended
                                              9/30/06       3/31/06     Ended       3/31/06     9/30/06      3/31/06
                                                                       9/30/06
Shares sold:
     Class A                                    875,781    2,411,550     192,505     616,189      640,077    1,952,410
     Class B                                     76,193      213,339      19,643      59,206       71,945      189,679
     Class C                                  3,411,217    8,832,658     769,680   2,141,181    2,598,947    6,426,511
     Institutional Class                      8,708,948   21,953,576   1,566,190   4,000,058    7,492,303   17,796,833
                                             __________   __________   _________   _________   __________   __________

                                             13,072,139   33,411,123   2,548,018   6,816,634   10,803,272   26,365,433
                                             __________   __________   _________   _________   __________   __________


Shares issued upon reinvestment of dividends
     and distributions:
     Class A                                     51,068      147,102      34,956      87,398       56,053            -
     Class B                                      5,970       22,744       7,334      20,671       12,108            -
     Class C                                    130,925      441,733     119,597     290,252      208,146            -
     Institutional Class                        412,967      958,739     183,347     408,920      426,811            -
                                             __________   __________   _________   _________   __________   __________

                                                600,930    1,570,318     345,234     807,241      703,118            -
                                             __________   __________   _________   _________   __________   __________


Shares repurchased:
     Class A                                   (576,656)    (808,521)   (166,635)   (169,365)    (421,754)    (475,458)
     Class B                                    (83,232)    (119,376)    (24,880)    (27,724)     (47,487)     (60,469)
     Class C                                 (1,782,889)  (1,982,783)   (405,622)   (440,893)    (952,892)  (1,106,014)
     Institutional Class                     (3,835,502)  (4,702,334)   (724,322)   (817,720)  (2,820,055)  (2,937,531)
                                             __________   __________   _________   _________   __________   __________

                                             (6,278,279)  (7,613,014) (1,321,459) (1,455,702)  (4,242,188)  (4,579,472)
                                             __________   __________   _________   _________   __________   __________

Net increase                                  7,394,790   27,368,427   1,571,793   6,168,173    7,264,202   21,785,961
                                             __________   __________   _________   _________   __________   __________

                                                     Optimum                  Optimum                  Optimum
                                              Large Cap Value Fund     Small Cap Growth Fund    Small Cap Value Fund
                                             _______________________   _____________________   _______________________

                                             Six Months       Year       Six          Year     Six Months      Year
                                               Ended         Ended      Months       Ended       Ended        Ended
                                              9/30/06       3/31/06     Ended       3/31/06     9/30/06      3/31/06
                                                                       9/30/06

Shares sold:
     Class A                                    589,809   1,801,005      113,391     412,930      124,258      485,960
     Class B                                     63,901     177,930        9,851      29,986        8,206       28,191
     Class C                                  2,473,038   6,073,885      390,002   1,087,467      335,847    1,059,341
Institutional Class                           6,961,874  16,691,580      962,968   2,503,167      789,561    2,111,147
                                             __________   __________   _________   _________   __________   __________

                                             10,088,622  24,744,400    1,476,212   4,033,550    1,257,872    3,684,639
                                             __________   __________   _________   _________   __________   __________


Shares issued upon reinvestment of dividends
     and distributions:
     Class A                                     56,229     177,086        8,464           -       22,672       54,964
     Class B                                     10,770      37,795        1,664           -        4,078       11,351
     Class C                                    185,906     555,895       27,996           -       70,183      169,791
     Institutional Class                        435,960   1,169,476       48,098           -       94,330      207,166
                                             __________   __________   _________   _________   __________   __________

                                                688,865   1,940,252       86,222           -      191,263      443,272
                                             __________   __________   _________   _________   __________   __________


Shares repurchased:
     Class A                                   (394,828)   (481,502)    (114,624)    (99,159)    (152,226)    (150,684)
     Class B                                    (53,924)    (65,846)     (11,291)    (11,149)     (13,980)     (14,263)
     Class C                                   (968,912) (1,125,476)    (185,070)   (206,396)    (232,776)    (268,751)
     Institutional Class                     (2,566,535) (2,564,455)    (509,714)   (534,279)    (439,796)    (481,357)
                                             __________   __________   _________   _________   __________   __________

                                             (3,984,199) (4,237,279)    (820,699)   (850,983)    (838,778)    (915,055)
                                             __________   __________   _________   _________   __________   __________

Net increase                                  6,793,288  22,447,373      741,735   3,182,567      610,357    3,212,856
                                             __________   __________   _________   _________   __________   __________

Notes                                                        Optimum Fund Trust
     TO FINANCIAL STATEMENTS (CONTINUED)

6. Foreign Currency Exchange Contracts

The Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Large Cap Value Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets or receivables and other assets net of liabilities on the Statements of Net Assets.

7. Futures Contracts

The Optimum Fixed Income Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statements of Net Assets.

8. Swap Agreements

The Optimum Fixed Income Fund may enter into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

9. Credit and Market Risk

Some countries in which the Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Large Cap Value Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by such Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

The Optimum Fixed Income Fund may invest a portion of its assets in high yield, fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Optimum Fixed Income Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Optimum Fixed Income Fund also invests in taxable municipal bonds.

Notes                                                        Optimum Fund Trust
     TO FINANCIAL STATEMENTS (CONTINUED)

9. Credit and Market Risk (continued)

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of a Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statements of Net Assets.

The Optimum Small Cap Growth Fund and Optimum Small Cap Value Fund invest a significant portion of their assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

Other                                                        Optimum Fund Trust
     FUND INFORMATION

Board Consideration of Advisory and Sub-Advisory Agreements

At a meeting held on June 15, 2006, the Board of Trustees, including a majority of non-interested or independent Trustees, approved renewal of the Investment Management Agreement between Delaware Management Company (the "Manager" or "DMC") and each of the six separate funds within the Trust (the "Funds"), as well as Sub-Advisory Agreements between the Manager and the following sub-advisers: Columbia Wanger Asset Management, L.P. (Optimum Small Cap Growth
Fund); Delafield Asset Management (Optimum Small Cap Value Fund); Hotchkis and Wiley Capital Management, LLC (Optimum Small Cap Value Fund); Marsico Capital Management, LLC (Optimum Large Cap Growth Fund); Massachusetts Financial Services Company (Optimum Large Cap Value Fund); Mondrian Investment Partners Limited (Optimum International Fund); Oberweis Asset Management, Inc. (Optimum Small Cap Growth Fund); and T. Rowe Price Associates, Inc. (Optimum Large Cap Growth Fund). In reaching such decisions, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information prepared specifically for the contract renewal reviews conducted at the June 15, 2006 Board meeting. Information furnished at Board meetings throughout the year included an analysis by the Manager (with the assistance of its consultant, Linsco/Private Ledger Corp. ("LPL")) of the investment performance of each Fund and its sub-advisers, presentations given the Board by portfolio managers from each sub-adviser on a rotating basis and compliance reports and related certifications furnished by the Manager and each sub-adviser. Material furnished specifically in connection with the renewal reviews included: a memorandum from the Manager discussing and analyzing the performance of each Fund and its respective sub-adviser(s); a description of fees charged to the Funds by the Manager and each sub-adviser showing them in each case to be competitive with fees charged by the Manager and each sub-adviser to other comparable investment companies or accounts advised by such Manager and respective sub-adviser; copies of the investment management and sub-advisory agreements; a "due diligence" report describing various material items in relation to the personnel, organization and policies of the Manager and the sub-advisers; and information on the fees and other benefits realized by the Manager (and its affiliates) and the sub-advisers in performing services to the Funds, as well as the revenues and expenses incurred by the Manager and its affiliates in performing such services. Information furnished specifically in connection with the renewal process also included a report for each Fund prepared by Lipper Inc. ("Lipper") comparing each Fund's investment performance and expenses with those of other mutual funds deemed comparable (the "Lipper report").

In considering such information and materials, the independent Trustees received assistance and advice from and met separately with independent counsel in advance of and at the June 15, 2006 Board meeting. While the Investment Management and Sub-Advisory Agreements for all of the Funds were considered at the same Board meeting, the Trustees dealt with each Fund separately. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations on a fund-by-fund basis.

Nature, Extent and Quality of Services. The Trustees were satisfied with the nature, extent and quality of the services provided by DMC and its affiliates to each of the Funds. The Board's view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds' operations, the quality and thoroughness of the monitoring of each Fund's investment performance conducted by DMC, reports furnished by DMC as to adherence with various compliance and procedural matters such as the Code of Ethics and fair value pricing, and DMC's success in obtaining meaningful information on a timely basis from each of the Fund's sub-advisers. The Board also took into account the distribution services provided each Fund by an affiliate of DMC, noting the growth in Fund assets, as well as the transfer agent and shareholder services provided by an affiliate of DMC and related factors, including the establishment of disaster recovery facilities. The quality of the services of the sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds as further discussed. The Board was, however, satisfied with the adherence by each sub-adviser with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on personal presentations made by sub-advisers' portfolio managers and DMC reports of its discussions with the sub-advisers, as well as certificates and materials furnished at Board meetings and in connection with the contract renewals.

Investment Performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the Meeting), particular attention in assessing performance was given to the Lipper Reports furnished in connection with the contract renewals. The Lipper Reports prepared for each individual Fund showed the investment performance of its Class A shares in comparison with a Performance Universe selected by Lipper for the period from inception through March 31, 2006, as well as the one year period ending on that date. For purposes of the performance data provided in the Lipper Report, those funds with the best performance are ranked in the highest quintile (i.e., the top 20%), and those funds with the poorest performance are ranked in the lowest quintile (i.e., the bottom 20%). The following summarizes the performance results for each Fund, and the Board's view of such performance.

Optimum Fixed Income Fund - The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional intermediate investment-grade debt funds as selected by Lipper. The Lipper Report showed the Fund's investment performance since inception was in the highest quintile of such Universe and for the one year period was in the second lowest quintile of such Universe. The Board was satisfied with the Fund's comparative performance since inception and DMC explained that, despite underperformance over the past year, it believed that the Fund's two sub-advisers continue to be good compliments.

Optimum International Fund - The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international multi-cap core funds as selected by Lipper. The Lipper Report showed the Fund's investment performance since inception and for the one year period was in the second lowest quintile of such Universe. The Board noted, however, the Fund's total return had exceeded 22% during both periods as set forth in such Lipper Report. The Trustees also noted the addition of AllianceBernstein L.P. ("AllianceBernstein") as a sub-advisor in September of 2005 had appeared to help short-term performance relative to the Fund's benchmark and that DMC believed AllianceBernstein's investment style should generally be able to add value to the Fund in positive market conditions, and Mondrian Investment Partners Limited's investment style should generally be able to protect those returns in down markets. Based on the Fund's level of returns and discussions with Management, the Board found the Fund's performance to be acceptable.

Other                                                        Optimum Fund Trust
     FUND INFORMATION (CONTINUED)

Optimum Large Cap Growth Fund - The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund's investment performance since inception was in the highest quintile of such universe and for the one year period was in the second highest quintile of such Universe. The Board was satisfied with the Fund's comparative performance since inception and for the one year period.

Optimum Large Cap Value Fund - The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap value funds as selected by Lipper. The Lipper Report showed the Fund's investment performance since inception was in the second highest quintile of such Universe and for the one year period was in the second lowest quintile of such Universe. The Board was satisfied with the Fund's comparative performance since inception and noted that despite its relative short term performance, the Fund's total return for the one year period had exceeded 7.5% as shown in the Lipper Report. The Board also noted that TCW Investment Management Company had replaced one of the Fund's prior sub-advisers in July 2005, and that DMC believed that its investment style was a good compliment to that of the Fund's other sub-adviser.

Optimum Small Cap Growth Fund - The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small cap growth funds as selected by Lipper. The Lipper Report showed the Fund's investment performance since inception was in the second highest quintile of such Universe and for the one year period was in the second lowest quintile of such Universe. The Board was satisfied with the Fund's comparative performance since inception and noted that the Fund's total return as shown in the Lipper Report for the one year period exceeded 22%. Optimum Small Cap Value Fund -- The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small cap value funds as selected by Lipper. The Lipper Report for the Fund showed its investment performance since inception was in the second highest quintile of such Universe and for the one year period was in the second lowest quintile of such Universe. The Board was satisfied with the Fund's comparative performance since inception and noted that the Fund's total return as shown in the Lipper Report for the one year period exceeded 17%.

Comparative Expenses. Attention was also given to a comparative analysis of each Fund's expenses, including management fees, in comparison to a group of other funds constituting its appropriate Lipper Expense Group. The Lipper Report showed the actual total expenses of each Fund to be higher than both the average and median of its respective Lipper Expense Group. The Trustees found such expenses to be acceptable in view of the fact that DMC had reimbursed expenses and waived fees to the extent necessary to keep expenses of each Fund from exceeding certain percentage amounts and had agreed to continue such reimbursements and/or fee waivers through August 1, 2007. The Trustees requested, however, that DMC provide additional analysis of the structure and level of fees charged by DMC and various other service providers to the Fund and that information be prepared showing projected expenses of each Fund at assumed levels of asset growth together with estimated revenues and costs involved in the furnishing of advisory and other services to the Funds at such asset levels.

DMC's Profitability; Economies Of Scale. Based on the size of each Fund and the reimbursement or waiver of expenses by DMC, as well as other profitability information furnished them by DMC, the Trustees did not believe that any meaningful profits were being realized by DMC and its affiliates from services provided to any of the Funds. Trustees were also given information on profits being realized by the sub-advisers in relation to the services being provided to the Funds or in relation to the sub-adviser's overall investment advisory business. The Board was also provided with information on other fall-out benefits derived or to be derived by DMC or the sub-advisers in connection with their relationship to the Funds such as: soft dollar arrangements; allocating brokerage to affiliated brokers; and the name recognition enhancement by virtue of managing the Funds. The Board recognized that economies of scale might be realized as a Fund grows, but concluded that at current asset levels and pending further discussions and analyses of costs structure, that the implementation of additional fee breakpoints or reductions was not warranted at this time.

Other
     FUND INFORMATION

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Funds. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Mark S. Casady

Chairman, President, and
Chief Executive Officer
LPL Financial Services

John C.E. Campbell

Executive Vice President
Delaware Investments

Nicholas D. Constan

Adjunct Professor -
University of Pennsylvania

William W. Hennig

Private Investor

Durant Adams Hunter

Principal - Ridgeway Partners

Kenneth R. Leibler

Chairman
Boston Options Exchange

Stephen Paul Mullin

Principal - Econsult Corporation

Robert A. Rudell

Private Investor

Jon Edward Socolofsky

Private Investor


Affiliated officers

Michael P. Bishof

Senior Vice President and Treasurer
Optimum Fund Trust
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Optimum Fund Trust
Philadelphia, PA

David P. O'Connor

Senior Vice President,
General Counsel,
and Chief Legal Officer
Optimum Fund Trust
Philadelphia, PA

Richard Salus

Senior Vice President and
Chief Financial Officer
Optimum Fund Trust
Philadelphia, PA


Contact information

Investment Manager
Delaware Management Company, a Series
of Delaware Management Business Trust
Philadelphia, PA

National Distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent

Delaware Service Company Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders

800 914-0278

For Securities Dealers
and Financial Institutions
Representatives Only

800 362-7500

Web Site

www.optimummutualfunds.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800-914-0278; (ii) on the Funds' Web site at http://www.optimummutualfunds.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds' Web site at http://www.optimummutualfunds.com; and (ii) on the Commission's Web site at http://www.sec.gov.

[DELAWARE LOGO]












                                                              Printed in the USA
(1068)                                                             SEMI-0607 OPT
SA-901 [9/06] CGI 11/06                                 RPRT-0607XX-TMPL PO11348

Item 2.  Code of Ethics

     Not applicable.

Item 3.  Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6.  Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11.  Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:  Optimum Fund Trust


JOHN C.E. CAMPBELL
_______________________________

By:    John C.E. Campbell
Title: Chief Executive Officer
Date:  November 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JOHN C.E. CAMPBELL
_______________________________

By:    John C.E. Campbell
Title: Chief Executive Officer
Date:  November 29, 2006


RICHARD SALUS
______________________________

By:    Richard Salus
Title: Chief Financial Officer
Date:  November 29, 2006